N-4	Apr. 29, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SBL VARIABLE ANNUITY ACCOUNT XIV
Entity Central Index Key	0001116625
Entity Investment Company Type	N-4
Document Period End Date	Apr. 29, 2026
Amendment Flag	false
EliteDesigns Variable Annuity (2011)
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	No. The Company does not assess a withdrawal charge on full or partial withdrawals.	Fee Table Fee Table – Examples Charges and Deductions
Are There Transaction Charges?	No. There are no charges for other transactions.	Not Applicable
Are There Ongoing Fees and Expenses?
Yes. The tables below describe the current fees and expenses of the Contract that you may pay each year, depending on the Investment Options and optional benefits you choose and the date your Contract was issued. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Contracts issued before December 28, 2012:

Fee Table
Fee Table
–
Examples
Charges
and
Deductions
– Mortality
and
Expense
Risk
Charge
Charges
and
Deductions
– Return of
Premium
Death
Benefit
Rider
Charge
Charges
and
Deductions
– Adminis-
tration
Charge
Appendix
A –
Underlying
Funds
Available
Under the
Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.25%	0.45%
	Investment options[2] (Underlying Fund fees and expenses)	0.09%	5.82%
	Optional benefit available for an additional charge[3]	0.10%	0.10%
1
As a percentage of Contract Value allocated to the Separate Account. The Base Contract Annual Fee is
0.55% during the Annuity Period.
2
As a percentage of Underlying Fund average net assets.
3
As a percentage of Contract Value

	Contracts issued on or after December 28, 2012:
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.25%	0.45%
	Investment options[2] (Underlying Fund fees and expenses)	0.09%	5.82%
	Optional benefit available for an additional charge[3]	0.35%	0.35%
1
As a percentage of Contract Value allocated to the Separate Account. The Base Contract Annual Fee is
0.55% during the Annuity Period.
2
As a percentage of Underlying Fund average net assets.
3
As a percentage of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

Lowest Annual Cost: $513.75	Highest Annual Cost: $4,747.18
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of Base Contract charge and
Underlying Fund fees and expenses
●No optional benefits
●No advisory fees
●No additional Purchase Payments, transfers or withdrawals

Assumes:
●Investment of
$100,000
●5% annual
appreciation
●Most expensive
combination of Base
Contract charge,
optional benefit and
Underlying Fund fees
and expenses
●No advisory fees
●No additional Purchase
Payments, transfers or
withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?	No. The Company does not assess a withdrawal charge on full or partial withdrawals.	Fee Table Fee Table – Examples Charges and Deductions

Transaction Charges [Text Block]
Are There Transaction Charges?	No. There are no charges for other transactions.	Not Applicable

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The tables below describe the current fees and expenses of the Contract that you may pay each year, depending on the Investment Options and optional benefits you choose and the date your Contract was issued. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Contracts issued before December 28, 2012:

Fee Table
Fee Table
–
Examples
Charges
and
Deductions
– Mortality
and
Expense
Risk
Charge
Charges
and
Deductions
– Return of
Premium
Death
Benefit
Rider
Charge
Charges
and
Deductions
– Adminis-
tration
Charge
Appendix
A –
Underlying
Funds
Available
Under the
Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.25%	0.45%
	Investment options[2] (Underlying Fund fees and expenses)	0.09%	5.82%
	Optional benefit available for an additional charge[3]	0.10%	0.10%
1
As a percentage of Contract Value allocated to the Separate Account. The Base Contract Annual Fee is
0.55% during the Annuity Period.
2
As a percentage of Underlying Fund average net assets.
3
As a percentage of Contract Value

	Contracts issued on or after December 28, 2012:
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.25%	0.45%
	Investment options[2] (Underlying Fund fees and expenses)	0.09%	5.82%
	Optional benefit available for an additional charge[3]	0.35%	0.35%
1
As a percentage of Contract Value allocated to the Separate Account. The Base Contract Annual Fee is
0.55% during the Annuity Period.
2
As a percentage of Underlying Fund average net assets.
3
As a percentage of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

Lowest Annual Cost: $513.75	Highest Annual Cost: $4,747.18
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of Base Contract charge and
Underlying Fund fees and expenses
●No optional benefits
●No advisory fees
●No additional Purchase Payments, transfers or withdrawals

Assumes:
●Investment of
$100,000
●5% annual
appreciation
●Most expensive
combination of Base
Contract charge,
optional benefit and
Underlying Fund fees
and expenses
●No advisory fees
●No additional Purchase
Payments, transfers or
withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.25%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.45%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.09%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	5.82%
Optional Benefits Minimum [Percent]	0.35%
Optional Benefits Maximum [Percent]	0.35%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Contract Value allocated to the Separate Account. The Base Contract Annual Fee is 0.55% during the Annuity Period.
Optional Benefits Footnotes [Text Block]	As a percentage of Contract Value.
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund average net assets.
Lowest and Highest Annual Cost [Table Text Block]

Because your Contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

Lowest Annual Cost: $513.75	Highest Annual Cost: $4,747.18
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of Base Contract charge and
Underlying Fund fees and expenses
●No optional benefits
●No advisory fees
●No additional Purchase Payments, transfers or withdrawals

Assumes:
●Investment of
$100,000
●5% annual
appreciation
●Most expensive
combination of Base
Contract charge,
optional benefit and
Underlying Fund fees
and expenses
●No advisory fees
●No additional Purchase
Payments, transfers or
withdrawals

Lowest Annual Cost [Dollars]	$ 513.75
Highest Annual Cost [Dollars]	$ 4,747.18
Risks [Table Text Block]
RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No.
●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
●Withdrawals may reduce or terminate Contract guarantees and may result in taxes and tax penalties.
●The benefits of tax deferral and long-term income mean the Contract is more beneficial to investors with a long-time horizon.
The Contract – General
What are the Risks Associated with the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the
Investment Options that are available under the Contract.
●Each investment option has its own unique risks.
●You should review the Investment Options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
Whate are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us, Security
Benefit Life Insurance Company. Any obligations, guarantees or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting
www.securitybenefit.com.
Information About the Company, the Separate Account, and the Underlying Funds – Security Benefit Life Insurance Company

Investment Restrictions [Text Block]	Yes.●Certain investment options may not be available under your Contract.●Certain Subaccounts prohibit you from transferring out and back in the same Subaccount within a period of calendar days.●We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.●We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.●We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments.
Key Information, Benefit Restrictions [Text Block]	Yes.●The Return of Premium Death Benefit is only available at Contract issue. You cannot change or cancel it after issue.●We reserve the right to stop offering the Return of Premium Death Benefit for purchase at any time.●We do not have the right to modify or terminate an optional benefit. Withdrawals, however, may reduce the value of the Return of Premium Death Benefit by an amount greater than the value withdrawn or result in termination of the benefit.
Tax Implications [Text Block]	●If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.●Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.●If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit deferral under the Contract.●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.Transaction Expenses
Charge
Sales Load Imposed on Purchase Payments	None
Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Processing Fee (per transfer)	None
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Underlying Fund fees and expenses). If you choose to purchase the optional rider, you will pay additional charges, as shown below.Annual Contract Expenses
Charge
Administrative Expenses	None
Charge
Base Contract Expenses (as a percentage of average Contract Value)	0.45%[1]
Optional Benefit Expenses – Return of Premium Death Benefit Rider Charge (as a percentage of Contract Value)	0.10%[2]
Optional Benefit Expenses – Return of Premium Death Benefit Rider Charge (as a percentage of Contract Value)	0.35%[3]
1  This charge is comprised of both an annual mortality and expense risk charge and an annual administration charge. The administration charge is equal to an annual rate of 0.25% and is deducted daily. We reserve the right to apply a higher administration charge to new Subaccounts we add in the future. The mortality and expense risk charge is 0.20% but is reduced to 0.00% for Contract Values of $500,000 or more. Any mortality and expense risk charge above the minimum charge of 0.00% is deducted from your Contract Value on a monthly basis. During the
Annuity Period, the mortality and expense risk charge is 0.30%; thus, during the Annuity Period the Base Contract Expenses are 0.55% in lieu of the amount described above.
2 This is the Optional Benefit Expense for Contracts issued before December 28, 2012.
3 This is the Optional Benefit Expense for Contracts issued on or after December 28, 2012.

The next table below shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.09%	5.82%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.09%	5.67%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2027.

Transaction Expenses [Table Text Block]	Transaction Expenses
Charge
Sales Load Imposed on Purchase Payments	None
Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Processing Fee (per transfer)	None

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Transfer Fee (of Amount Transferred), Current [Percent]	0.00%
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
Charge
Administrative Expenses	None
Charge
Base Contract Expenses (as a percentage of average Contract Value)	0.45%[1]
Optional Benefit Expenses – Return of Premium Death Benefit Rider Charge (as a percentage of Contract Value)	0.10%[2]
Optional Benefit Expenses – Return of Premium Death Benefit Rider Charge (as a percentage of Contract Value)	0.35%[3]
1  This charge is comprised of both an annual mortality and expense risk charge and an annual administration charge. The administration charge is equal to an annual rate of 0.25% and is deducted daily. We reserve the right to apply a higher administration charge to new Subaccounts we add in the future. The mortality and expense risk charge is 0.20% but is reduced to 0.00% for Contract Values of $500,000 or more. Any mortality and expense risk charge above the minimum charge of 0.00% is deducted from your Contract Value on a monthly basis. During the
Annuity Period, the mortality and expense risk charge is 0.30%; thus, during the Annuity Period the Base Contract Expenses are 0.55% in lieu of the amount described above.
2 This is the Optional Benefit Expense for Contracts issued before December 28, 2012.
3 This is the Optional Benefit Expense for Contracts issued on or after December 28, 2012.

Administrative Expense, Maximum [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Current [Percent]	0.45%
Base Contract Expense, Footnotes [Text Block]	This charge is comprised of both an annual mortality and expense risk charge and an annual administration charge. The administration charge is equal to an annual rate of 0.25% and is deducted daily. We reserve the right to apply a higher administration charge to new Subaccounts we add in the future. The mortality and expense risk charge is 0.20% but is reduced to 0.00% for Contract Values of $500,000 or more. Any mortality and expense risk charge above the minimum charge of 0.00% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge is 0.30%; thus, during the Annuity Period the Base Contract Expenses are 0.55% in lieu of the amount described above.
Annual Portfolio Company Expenses [Table Text Block]	Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.09%	5.82%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.09%	5.67%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2027.

Portfolio Company Expenses [Text Block]	Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.09%
Portfolio Company Expenses Maximum [Percent]	5.82%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,566.38
Surrender Expense, 1 Year, Minimum [Dollars]	908.29
Surrender Expense, 3 Years, Maximum [Dollars]	19,381.73
Surrender Expense, 3 Years, Minimum [Dollars]	2,838.39
Surrender Expense, 5 Years, Maximum [Dollars]	31,785.23
Surrender Expense, 5 Years, Minimum [Dollars]	4,930.42
Surrender Expense, 10 Years, Maximum [Dollars]	61,077.93
Surrender Expense, 10 Years, Minimum [Dollars]	10,960.81
Annuitized Expense, 1 Year, Maximum [Dollars]	6,566.38
Annuitized Expense, 1 Year, Minimum [Dollars]	908.29
Annuitized Expense, 3 Years, Maximum [Dollars]	19,381.73
Annuitized Expense, 3 Years, Minimum [Dollars]	2,838.39
Annuitized Expense, 5 Years, Maximum [Dollars]	31,785.23
Annuitized Expense, 5 Years, Minimum [Dollars]	4,930.42
Annuitized Expense, 10 Years, Maximum [Dollars]	61,077.93
Annuitized Expense, 10 Years, Minimum [Dollars]	10,960.81
No Surrender Expense, 1 Year, Maximum [Dollars]	6,566.38
No Surrender Expense, 1 Year, Minimum [Dollars]	908.29
No Surrender Expense, 3 Years, Maximum [Dollars]	19,381.73
No Surrender Expense, 3 Years, Minimum [Dollars]	2,838.39
No Surrender Expense, 5 Years, Maximum [Dollars]	31,785.23
No Surrender Expense, 5 Years, Minimum [Dollars]	4,930.42
No Surrender Expense, 10 Years, Maximum [Dollars]	61,077.93
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 10,960.81
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract
Risk of Investment Loss — The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.Short-Term Investment Risk/Withdrawal Risk — This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A tax may be assessed on withdrawals and surrenders, and it could be substantial. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal could reduce the value of the optional benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral mean that this Contract is more beneficial to investors with a long time horizon.Subaccount Risk — Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.Managed Volatility Fund Risk — Certain Underlying Funds utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the Contract’s guaranteed rider benefits, like living and death benefits, because they reduce the incidence of extreme outcomes, including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your Contract Value and guaranteed rider benefits and may therefore conflict with your personal investment objectives. In addition, the cost of these hedging strategies may negatively impact performance.Purchase Payment Risk — Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.Financial Strength and Claims-Paying Ability Risk — All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.Business Disruption and Cybersecurity Risk — Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts. For more information about these risks, see “More About the Contract – Business Disruption and Cybersecurity Risks.”Tax Consequences Risk — Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains. Advisory Fee Deduction Risk — If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit and guaranteed rider benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.Contract Changes Risk — From time to time, we make changes to the Contract. We may limit the number of transfers to 14 in a Contract Year. We may restrict your ability to make subsequent Purchase Payments. We may limit the number of loans you may have outstanding at any time. We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract in accordance with applicable law. We may change the investment restrictions under certain optional benefits, and we may stop offering for purchase any currently available optional benefit at any time.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Under the Contract
The following table summarizes information about the optional and standard benefits under the Contract that are currently available. Please note that this table does not fully describe the terms and conditions of each benefit. You should refer to the applicable sections of this Prospectus for additional information.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit equal to the Contract Value.	There is no charge for this option.	●The death benefit will be reduced by any uncollected premium tax.
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts.	There is no charge for this option.
●The minimum amount that may be transferred to any one
Subaccount is $25.00.
●The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
●Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted.
●After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	●The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Automatic Investment Program	A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.	There is no charge for this option.	●The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is reduced to $50.
Systematic Withdrawals	Allows you to set up periodic automatic payments of a certain percentage or dollar amount of your Contract Value.	There is no charge for this option.
●Each payment must be at least $100 (unless we consent
otherwise).
●Withdrawals may be subject to income tax and penalties.
●If an Owner is enrolled in the Dollar Cost Averaging or Asset
Reallocation Options, the Owner may not elect to receive
systematic withdrawals from any Subaccount that is part of the
Dollar Cost Averaging or Asset Reallocation Options.

Optional Benefit
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Return of Premium Death Benefit	Provides an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.	0.10% (for Contracts issued before December 28, 2012)
●The rider is only available at issue. You cannot change or cancel the rider after it has been issued.
●We will reduce the death benefit offered under this rider by any uncollected premium tax.
●If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative
Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
●The Owner and any Joint Owner must be 80 or younger on the
Contract Date.
●Certain withdrawals could significantly reduce or even terminate the benefit, including systematic withdrawals and withdrawals used to pay investment adviser fees.
●The Company will continue to deduct the rider charge after the
Annuity Start Date if you elect Annuity Option 5 or 6.
●Withdrawals (including withdrawals to pay advisory fees) reduce the benefit proportionately. This means withdrawals could
significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

0.35% (for Contracts issued on or after December 28, 2012)

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit equal to the Contract Value.	There is no charge for this option.	●The death benefit will be reduced by any uncollected premium tax.
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts.	There is no charge for this option.
●The minimum amount that may be transferred to any one
Subaccount is $25.00.
●The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
●Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted.
●After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	●The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Automatic Investment Program	A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.	There is no charge for this option.	●The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is reduced to $50.
Systematic Withdrawals	Allows you to set up periodic automatic payments of a certain percentage or dollar amount of your Contract Value.	There is no charge for this option.
●Each payment must be at least $100 (unless we consent
otherwise).
●Withdrawals may be subject to income tax and penalties.
●If an Owner is enrolled in the Dollar Cost Averaging or Asset
Reallocation Options, the Owner may not elect to receive
systematic withdrawals from any Subaccount that is part of the
Dollar Cost Averaging or Asset Reallocation Options.

Optional Benefit
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Return of Premium Death Benefit	Provides an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.	0.10% (for Contracts issued before December 28, 2012)
●The rider is only available at issue. You cannot change or cancel the rider after it has been issued.
●We will reduce the death benefit offered under this rider by any uncollected premium tax.
●If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative
Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
●The Owner and any Joint Owner must be 80 or younger on the
Contract Date.
●Certain withdrawals could significantly reduce or even terminate the benefit, including systematic withdrawals and withdrawals used to pay investment adviser fees.
●The Company will continue to deduct the rider charge after the
Annuity Start Date if you elect Annuity Option 5 or 6.
●Withdrawals (including withdrawals to pay advisory fees) reduce the benefit proportionately. This means withdrawals could
significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

0.35% (for Contracts issued on or after December 28, 2012)

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	APPENDIX A Investment Options Available Under the Contract
Underlying Funds — The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended or updated from time to time, and can be found online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=NRVA30032. You can view, download, and print copies of Underlying Fund documents at this website. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com. The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://www.securitybenefit.com/performance.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Mid Cap Value	AB Discovery Value – Class B Adviser: AllianceBernstein L.P.	1.07%	2.64%	8.48%	8.27%
Large Cap Value	AB Relative Value – Class B Adviser: AllianceBernstein L.P.	0.85%	10.20%	11.15%	10.30%
Global Equity	AB Sustainable Global Thematic – Class B Adviser: AllianceBernstein L.P.	1.25%	6.02%	3.02%	9.80%
Global Allocation	AB VPS Dynamic Asset Allocation – Class B Adviser: AllianceBernstein L.P.	1.20%	13.21%	4.74%	5.25%
Global Equity	AFIS Capital World Growth and Income – Class 4 Adviser: Capital Research and Management Company	1.01%	24.46%	10.01%	10.74%
Government Bond	AFIS U.S. Government Securities – Class 4 Adviser: Capital Research and Management Company	0.84%	7.54%	-0.49%	1.45%
Large Cap Blend	AFIS Washington Mutual Investors – Class 4 Adviser: Capital Research and Management Company	0.90%	16.90%	13.60%	12.08%
Large Cap Growth	Alger Capital Appreciation – Class S2 Adviser: Fred Alger Management, LLC	1.19%	32.51%	16.04%	17.86%
Large Cap Growth	Alger Large Cap Growth – Class I-2 Adviser: Fred Alger Management, LLC	0.89%	30.27%	11.12%	16.73%
Mid Cap Blend	Allspring Opportunity VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.08%	6.71%	8.94%	11.85%
Large Cap Growth	Allspring VT Discovery All Cap Growth – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.04%	15.27%	6.04%	13.57%
Specialty-Sector	ALPS/Alerian Energy Infrastructure – Class III Adviser: ALPS Advisors, Inc.	1.30%	4.66%	22.06%	10.70%
Balanced/Asset Allocation	American Funds IS® Asset Allocation – Class 4 Adviser: Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%
Global Bond	American Funds IS® Capital World Bond – Class 4 Adviser: Capital Research and Management Company	0.98%	9.03%	-2.76%	0.97%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International Equity	American Funds IS® EUPAC FundTM – Class 4 Adviser: Capital Research and Management Company	1.03%	26.41%	3.14%	6.73%
Global Equity	American Funds IS® Global Growth – Class 4 Adviser: Capital Research and Management Company	1.01%	21.34%	7.97%	11.89%
Large Cap Growth	American Funds IS® Growth – Class 4 Adviser: Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%
Large Cap Blend	American Funds IS® Growth-Income – Class 4 Adviser: Capital Research and Management Company	0.78%	17.77%	13.62%	13.63%
International Equity	American Funds IS® International Growth and Income – Class 4 Adviser: Capital Research and Management Company	1.06%	35.09%	7.42%	7.54%
Intermediate Term Bond	American Funds IS® Mortgage – Class 4 Adviser: Capital Research and Management Company	0.89%	8.32%	0.06%	1.43%
Emerging Markets	American Funds IS® New World – Class 4 Adviser: Capital Research and Management Company	1.15%	27.92%	5.06%	8.98%
Global Equity	American Funds IS® SMALLCAP World Fund® – Class 4 Adviser: Capital Research and Management Company	1.20%	14.33%	0.23%	6.96%
Large Cap Blend	BlackRock Advantage Large Cap Core V.I. – Class III Adviser: BlackRock Advisors, LLC	1.03%	19.73%	13.85%	14.08%
Large Cap Value	BlackRock Basic Value V.I. – Class III Adviser: BlackRock Advisors, LLC	1.13%	24.04%	12.81%	10.52%
Large Cap Growth	BlackRock Capital Appreciation V.I. – Class III Adviser: BlackRock Advisors, LLC	1.37%	11.77%	10.50%	15.32%
Large Cap Value	BlackRock Equity Dividend V.I. – Class III Adviser: BlackRock Advisors, LLC	1.13%	21.32%	11.45%	11.01%
Global Allocation	BlackRock Global Allocation V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock (Singapore) Limited; BlackRock International Limited	1.15%	19.51%	5.51%	7.33%
High Yield Bond	BlackRock High Yield V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.88%	9.09%	4.57%	6.07%
Large Cap Growth	BlackRock Large Cap Focus Growth V.I. – Class III Adviser: BlackRock Advisors, LLC	1.15%	11.48%	10.19%	15.98%
Small Cap Blend	BNY Mellon IP Small Cap Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc.	0.61%	5.36%	6.65%	9.15%
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.07%	27.87%	8.96%	16.97%
Large Cap Blend	BNY Mellon Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Mellon Investments Corporation	0.52%	17.23%	13.83%	14.23%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Blend	BNY Mellon VIF Appreciation – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co., LLC	1.10%	9.78%	9.08%	12.63%
Global Equity	Dimensional VA Equity Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.48%	19.94%	12.23%	N/A
Global Bond	Dimensional VA Global Bond Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.21%	4.35%	1.38%	1.81%
Global Allocation	Dimensional VA Global Moderate Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP	0.43%	14.68%	8.42%	8.65%
International Equity	Dimensional VA International Small Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.39%	36.99%	8.89%	8.68%
International Equity	Dimensional VA International Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.27%	45.64%	15.85%	10.46%
Short Term Bond	Dimensional VA Short-Term Fixed Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.12%	4.33%	2.65%	1.97%
Large Cap Value	Dimensional VA U.S. Large Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.21%	15.83%	11.97%	10.51%
Small Cap Value	Dimensional VA U.S. Targeted Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.29%	8.95%	13.60%	11.00%
Large Value	Donoghue Forlines Dividend VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	2.77%	17.19%	8.72%	3.46%
Tactical Allocation	Donoghue Forlines Momentum VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	1.56%	23.52%	12.83%	9.23%
Mid Cap Value	DWS Small Mid Cap Value VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.24%	17.85%	9.27%	7.18%
Floating Rate Bond	Eaton Vance VT Floating-Rate Income - Initial Class Adviser: Eaton Vance Management	1.19%	3.95%	4.64%	4.43%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Intermediate Government	Federated Hermes Fund for U.S. Government Securities II Adviser: Federated Investment Management Company	1.02%	6.80%	-0.84%	1.06%
High Yield Bond	Federated Hermes High Income Bond II – Service Class Adviser: Federated Investment Management Company	1.14%	8.18%	3.45%	5.33%
Balanced/Asset Allocation	Fidelity® VIP Balanced – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.66%	14.96%	9.24%	10.84%
Large Cap Blend	Fidelity® VIP Contrafund® – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.79%	21.24%	15.08%	15.49%
Small Cap Blend	Fidelity® VIP Disciplined Small Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.57%	17.09%	10.09%	10.31%
Emerging Markets	Fidelity® VIP Emerging Markets – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	1.12%	40.79%	5.62%	10.66%
Large Cap Growth	Fidelity® VIP Growth & Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.72%	21.21%	15.83%	13.56%
Large Cap Growth	Fidelity® VIP Growth Opportunities – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.81%	21.73%	11.04%	19.64%
High Yield Bond	Fidelity® VIP High Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.07%	10.31%	4.00%	5.34%
Large Cap Blend	Fidelity® VIP Index 500 – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.34%	17.48%	14.03%	14.42%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Intermediate Term Bond	Fidelity® VIP Investment Grade Bond – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.62%	6.93%	-0.21%	2.45%
Mid Cap Growth	Fidelity® VIP Mid Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.80%	11.49%	9.83%	10.31%
International Equity	Fidelity® VIP Overseas – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	0.97%	20.05%	6.35%	7.55%
Specialty-Sector	Fidelity® VIP Real Estate – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.85%	2.90%	3.98%	3.61%
Multi-Sector Bond	Fidelity® VIP Strategic Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	0.88%	8.58%	2.79%	4.40%
Multi Cap Growth	Franklin DynaTech VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.88%	18.13%	9.09%	14.08%
Large Cap Value	Franklin Growth and Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.04%	16.90%	11.90%	11.12%
Balanced/Asset Allocation	Franklin Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Large Cap Growth	Franklin Large Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.11%	7.22%	6.83%	12.87%
Global Equity	Franklin Mutual Global Discovery VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	1.16%	23.34%	12.00%	8.52%
Large Cap Value	Franklin Mutual Shares VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Large Cap Blend	Franklin Rising Dividends VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.89%	11.80%	9.50%	12.10%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Small Cap Value	Franklin Small Cap Value VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.92%	7.65%	8.86%	9.81%
Small Cap Growth	Franklin Small-Mid Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.09%	2.52%	1.03%	9.89%
Multi-Sector Bond	Franklin Strategic Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.08%	7.24%	1.92%	3.10%
Government Bond	Franklin U.S. Government Securities VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.79%	6.69%	0.02%	1.14%
International Equity	Goldman Sachs VIT International Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.37%	38.15%	10.80%	7.96%
Large Cap Value	Goldman Sachs VIT Large Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.08%	10.60%	11.00%	9.34%
Mid Cap Growth	Goldman Sachs VIT Mid Cap Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.49%	7.36%	4.67%	11.58%
Mid Cap Value	Goldman Sachs VIT Mid Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.09%	9.13%	9.77%	9.75%
Small Cap Blend	Goldman Sachs VIT Small Cap Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.13%	15.82%	10.19%	10.57%
Large Cap Growth	Goldman Sachs VIT Strategic Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.04%	17.58%	12.47%	16.13%
Floating Rate Bond	Guggenheim VIF Floating Rate Strategies Adviser: Guggenheim Partners Investment Management, LLC	1.54%	3.57%	4.56%	4.12%
Specialty	Guggenheim VIF Global Managed Futures Strategy Adviser: Security Investors, LLC	2.32%	3.65%	3.94%	1.27%
High Yield Bond	Guggenheim VIF High Yield Adviser: Guggenheim Partners Investment Management, LLC	1.57%	6.84%	4.16%	5.55%
Specialty	Guggenheim VIF Multi-Hedge Strategies Adviser: Security Investors, LLC	1.80%	1.25%	1.23%	1.62%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Guggenheim Partners Investment Management, LLC	1.04%	7.48%	-0.21%	3.13%
Large Cap Growth	Invesco V.I. American Franchise – Series II Adviser: Invesco Advisers, Inc.	1.10%	11.39%	10.08%	14.58%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.14%	20.76%	17.56%	12.01%
Global Allocation	Invesco V.I. Balanced-Risk Allocation – Series II Adviser: Invesco Advisers, Inc.	1.60%	8.69%	2.27%	4.91%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	1.00%	17.14%	15.14%	11.67%
Large Cap Blend	Invesco V.I. Core Equity – Series II Adviser: Invesco Advisers, Inc.	1.05%	15.88%	12.52%	11.46%
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.11%	4.53%	3.64%	11.10%
Large Blend	Invesco V.I. Equally-Weighted S&P 500 – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Capital Management LLC	0.59%	10.82%	9.89%	11.11%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.82%	12.52%	8.68%	8.64%
International Equity	Invesco V.I. EQV International Equity – Series II Adviser: Invesco Advisers, Inc.	1.15%	16.23%	3.42%	5.95%
Global Equity	Invesco V.I. Global – Series II Adviser: Invesco Advisers, Inc.	1.06%	15.02%	7.01%	10.72%
Specialty-Sector	Invesco V.I. Global Real Estate – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.27%	7.61%	1.49%	2.18%
Multi-Sector Bond	Invesco V.I. Global Strategic Income – Series II Adviser: Invesco Advisers, Inc.	1.21%	12.75%	1.39%	2.76%
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.95%	6.95%	-0.22%	1.34%
Large Cap Value	Invesco V.I. Growth and Income – Series II Adviser: Invesco Advisers, Inc.	1.00%	15.30%	12.56%	10.46%
Specialty-Sector	Invesco V.I. Health Care – Series II Adviser: Invesco Advisers, Inc.	1.24%	15.08%	3.54%	6.31%
High Yield Bond	Invesco V.I. High Yield – Series II Adviser: Invesco Advisers, Inc.	1.17%	6.35%	3.40%	4.55%
International Equity	Invesco V.I. International Growth Fund – Series II Adviser: Invesco Advisers, Inc.	1.43%	15.53%	1.88%	5.34%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.19%	8.96%	8.83%	9.08%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Speciality	Invesco V.I. S&P 500 Buffer Fund - December - Class II Adviser: Invesco Advisers, Inc.	1.06%	12.37%	N/A	N/A
Speciality	Invesco V.I. S&P 500 Buffer Fund - June - Class II Adviser: Invesco Advisers, Inc.	1.05%	13.35%	N/A	N/A
Speciality	Invesco V.I. S&P 500 Buffer Fund - March - Class II Adviser: Invesco Advisers, Inc.	1.08%	7.25%	N/A	N/A
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Speciality	Invesco V.I. S&P 500 Buffer Fund - September - Class II Adviser: Invesco Advisers, Inc.	1.04%	12.63%	N/A	N/A
Small Cap Blend	Invesco V.I. Small Cap Equity – Series II Adviser: Invesco Advisers, Inc.	1.21%	7.83%	7.06%	9.28%
Mid Cap Growth	Janus Henderson VIT Enterprise – Service Class Adviser: Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Large Cap Growth	Janus Henderson VIT Forty – Service Class Adviser: Janus Henderson Investors US LLC	0.87%	17.86%	11.37%	15.96%
Mid Cap Value	Janus Henderson VIT Mid Cap Value – Service Class Adviser: Janus Henderson Investors US LLC	1.11%	6.29%	8.43%	8.40%
International Equity	Janus Henderson VIT Overseas – Service Class Adviser: Janus Henderson Investors US LLC	0.96%	28.58%	9.17%	8.97%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	1.07%	18.10%	13.83%	15.59%
Multi-Sector Bond	Lord Abbett Series Bond-Debenture VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.98%	8.33%	2.10%	4.72%
Small Cap Growth	Lord Abbett Series Developing Growth VC – Class VC2 Adviser: Lord, Abbett & Co. LLC	1.27%	14.59%	-1.17%	11.03%
Large Cap Blend	Lord Abbett Series Dividend Growth VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.00%	15.98%	12.34%	13.06%
Large Cap Blend	Lord Abbett Series Fundamental Equity VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.19%	14.29%	11.36%	9.75%
Large Cap Blend	Lord Abbett Series Growth and Income VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.93%	17.29%	13.34%	11.12%
Mid Cap Growth	Lord Abbett Series Growth Opportunities VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.15%	12.94%	3.23%	10.41%
Mid Cap Value	Lord Abbett Series Mid Cap Stock VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.15%	7.05%	10.16%	7.98%
Intermediate Term Bond	Lord Abbett Series Total Return VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.71%	7.19%	0.06%	2.27%
Inflation- Protected Bond	LVIP American Century Inflation Protection – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.76%	6.33%	0.62%	2.61%
International Equity	LVIP American Century International – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	1.20%	15.81%	1.71%	6.27%
Mid Cap Value	LVIP American Century Mid Cap Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	1.03%	8.83%	8.72%	8.96%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Value	LVIP American Century Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.90%	15.85%	11.47%	10.07%
Large Cap Value	LVIP Avantis Large Cap Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.99%	14.56%	8.51%	10.12%
Intermediate Core Bond	LVIP JPMorgan Core Bond – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.99%	7.15%	-0.29%	1.85%
Small Cap Blend	LVIP JPMorgan Small Cap Core – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.88%	10.00%	6.13%	8.66%
Large Cap Blend	LVIP JPMorgan U.S. Equity – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	1.00%	14.26%	13.40%	14.56%
Emerging Markets	MFS® VIT Emerging Markets Equity – Service Class Adviser: Massachusetts Financial Services Company	2.14%	33.35%	4.11%	7.65%
Global Allocation	MFS® VIT Global Tactical Allocation – Service Class Adviser: Massachusetts Financial Services Company	1.13%	15.21%	4.60%	5.40%
High Yield Bond	MFS® VIT High Yield – Service Class Adviser: Massachusetts Financial Services Company	1.06%	8.47%	3.63%	5.30%
Large Cap Growth	MFS® VIT II MA Investors Growth Stock – Service Class Adviser: Massachusetts Financial Services Company	1.04%	9.61%	9.74%	13.98%
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.22%	21.75%	5.25%	7.27%
International Equity	MFS® VIT International Intrinsic Value – Service Class Adviser: Massachusetts Financial Services Company	1.16%	32.96%	7.02%	9.68%
Large Cap Blend	MFS® VIT Investors Trust – Service Class Adviser: Massachusetts Financial Services Company	1.07%	13.32%	11.06%	12.21%
Small Cap Growth	MFS® VIT New Discovery – Service Class Adviser: Massachusetts Financial Services Company	1.20%	12.56%	-0.54%	10.46%
Large Cap Blend	MFS® VIT Research – Service Class Adviser: Massachusetts Financial Services Company	1.07%	12.57%	10.87%	12.65%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.96%	10.91%	6.16%	7.36%
Intermediate Term Bond	MFS® VIT Total Return Bond – Service Class Adviser: Massachusetts Financial Services Company	0.79%	6.94%	-0.09%	2.38%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.04%	14.76%	7.38%	9.22%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Emerging Markets Bond	Morgan Stanley VIF Emerging Markets Debt – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Limited	1.62%	15.24%	2.66%	4.46%
Emerging Markets	Morgan Stanley VIF Emerging Markets Equity – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Company	1.53%	32.90%	4.32%	7.21%
Asset Allocation/ Lifestyle	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.85%	20.00%	10.55%	10.36%
Asset Allocation/ Lifestyle	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.84%	14.82%	6.61%	7.25%
Asset Allocation/ Lifestyle	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.93%	8.82%	2.19%	3.50%
Asset Allocation/ Lifestyle	Morningstar Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.82%	17.91%	8.82%	9.05%
Asset Allocation/ Lifestyle	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.88%	11.70%	4.43%	5.46%
Multi Cap Value	NAA All Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.15%	12.87%	11.12%	10.40%
Large Cap Value	NAA Large Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.05%	14.16%	12.15%	10.88%
Large Cap Blend	NAA Large Core Series Adviser: New Age Alpha Advisors, LLC	1.16%	16.43%	13.65%	14.25%
Large Cap Growth	NAA Large Growth Series Adviser: New Age Alpha Advisors, LLC	1.17%	17.02%	13.89%	17.04%
Mid Cap Growth	NAA Mid Growth Series Adviser: New Age Alpha Advisors, LLC	1.18%	2.17%	4.48%	10.63%
Small Cap Value	NAA Small Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.29%	3.30%	8.47%	7.65%
Small Cap Growth	NAA Small Growth Series Adviser: New Age Alpha Advisors, LLC	1.42%	6.58%	2.59%	8.89%
Mid Cap Value	NAA SMid-Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.18%	7.35%	9.30%	9.97%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Global Equity	NAA World Equity Income Series Adviser: New Age Alpha Advisors, LLC	1.18%	22.75%	11.42%	9.99%
Specialty	Neuberger Berman Quality Equity Portfolio – Class I Adviser: Neuberger Berman Investment Advisers LLC	0.87%	13.74%	12.83%	12.94%
Global Allocation	Nomura VIP Asset Strategy - Service Class Adviser: Delaware Management Company	1.04%	16.66%	7.07%	7.84%
Balanced/Asset Allocation	Nomura VIP Balanced - Service Class Adviser: Delaware Management Company	1.08%	11.79%	7.85%	8.38%
Large Cap Growth	Nomura VIP Core Equity - Service Class Adviser: Delaware Management Company	1.00%	15.30%	13.79%	13.78%
Specialty-Sector	Nomura VIP Energy - Service Class Adviser: Delaware Management Company Sub-Adviser: Van Eck Associates Corporation	1.31%	11.89%	18.61%	1.74%
Global Equity	Nomura VIP Global Growth - Service Class Adviser: Delaware Management Company	1.24%	17.93%	9.99%	10.71%
Large Cap Growth	Nomura VIP Growth - Service Class Adviser: Delaware Management Company	1.01%	8.41%	11.89%	15.40%
High Yield Bond	Nomura VIP High Income - Service Class Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.97%	7.17%	3.73%	5.56%
International Equity	Nomura VIP International Core Equity - Service Class Adviser: Delaware Management Company	1.18%	24.17%	7.83%	6.62%
Short Term Bond	Nomura VIP Limited-Term Bond - Service Class Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.87%	4.70%	1.75%	2.12%
Mid Cap Growth	Nomura VIP Mid Cap Growth - Service Class Adviser: Delaware Management Company	1.17%	1.18%	-0.08%	10.66%
Specialty-Sector	Nomura VIP Natural Resources - Service Class Adviser: Delaware Management Company Sub-Adviser: Van Eck Associates Corporation; Macquarie Investment Management Global Limited	1.29%	37.75%	15.73%	6.94%
Specialty-Sector	Nomura VIP Science and Technology - Service Class Adviser: Delaware Management Company	1.15%	33.36%	13.71%	17.20%
Small Cap Growth	Nomura VIP Small Cap Growth - Service Class Adviser: Delaware Management Company	1.21%	13.39%	2.20%	8.69%
Small Cap Blend	Nomura VIP Smid Cap Core - Service Class Adviser: Delaware Management Company	1.20%	8.39%	8.07%	9.91%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Value	Nomura VIP Value - Service Class Adviser: Delaware Management Company	1.04%	9.41%	9.49%	8.92%
Specialty	PIMCO VIT All Asset – Advisor Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	2.32%	14.19%	5.49%	6.67%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Advisor Class Adviser: Pacific Investment Management Company LLC	3.48%	18.85%	10.47%	6.43%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond – Advisor Class Adviser: Pacific Investment Management Company LLC	1.27%	14.86%	2.34%	4.96%
Global Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.25%	12.76%	0.07%	2.36%
Global Allocation	PIMCO VIT Global Managed Asset Allocation – Advisor Class Adviser: Pacific Investment Management Company LLC	1.51%	21.77%	6.94%	7.88%
High Yield Bond	PIMCO VIT High Yield – Advisor Class Adviser: Pacific Investment Management Company LLC	0.91%	8.85%	3.87%	5.47%
International Bond	PIMCO VIT International Bond Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.13%	10.04%	-3.37%	0.86%
Short Term Bond	PIMCO VIT Low Duration – Advisor Class Adviser: Pacific Investment Management Company LLC	0.76%	5.42%	1.47%	1.69%
Inflation- Protected Bond	PIMCO VIT Real Return – Advisor Class Adviser: Pacific Investment Management Company LLC	1.49%	7.74%	1.11%	3.11%
Short Term Bond	PIMCO VIT Short-Term – Advisor Class Adviser: Pacific Investment Management Company LLC	0.75%	4.57%	3.14%	2.65%
Intermediate Term Bond	PIMCO VIT Total Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.83%	8.78%	-0.08%	2.26%
Multi Cap Blend	Putnam VT Core Equity – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.92%	16.81%	15.96%	15.20%
Multi-Sector Bond	Putnam VT Diversified Income – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	1.05%	8.58%	1.81%	3.03%
Global Allocation	Putnam VT Global Asset Allocation – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited; The Putnam Advisory Company, LLC	1.11%	14.38%	8.39%	8.43%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
High Yield Bond	Putnam VT High Yield – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.96%	8.67%	4.05%	5.70%
Intermediate Term Bond	Putnam VT Income – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.82%	7.25%	-1.13%	1.89%
Large Cap Growth	Putnam VT Large Cap Growth – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.87%	14.34%	13.44%	17.66%
Large Cap Value	Putnam VT Large Cap Value – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.79%	20.35%	15.38%	13.30%
Small Cap Growth	Putnam VT Small Cap Growth – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	1.17%	8.80%	6.18%	11.45%
Specialty-Sector	Rydex VIF Banking Adviser: Security Investors, LLC	1.83%	23.74%	11.69%	8.98%
Specialty-Sector	Rydex VIF Basic Materials Adviser: Security Investors, LLC	1.83%	32.89%	9.42%	11.58%
Specialty-Sector	Rydex VIF Biotechnology Adviser: Security Investors, LLC	1.84%	30.12%	3.55%	5.42%
Specialty-Sector	Rydex VIF Commodities Strategy Adviser: Security Investors, LLC	1.96%	4.89%	12.80%	4.76%
Specialty-Sector	Rydex VIF Consumer Products Adviser: Security Investors, LLC	1.84%	-3.52%	1.32%	3.80%
Specialty	Rydex VIF Dow 2x Strategy Adviser: Security Investors, LLC	1.95%	19.49%	14.77%	18.17%
Specialty-Sector	Rydex VIF Electronics Adviser: Security Investors, LLC	1.83%	41.49%	18.80%	23.66%
Specialty-Sector	Rydex VIF Energy Adviser: Security Investors, LLC	1.84%	7.51%	19.52%	4.64%
Specialty-Sector	Rydex VIF Energy Services Adviser: Security Investors, LLC	1.84%	1.74%	10.39%	-5.65%
International Equity	Rydex VIF Europe 1.25x Strategy Adviser: Security Investors, LLC	1.97%	36.46%	10.40%	7.59%
Specialty-Sector	Rydex VIF Financial Services Adviser: Security Investors, LLC	1.88%	10.76%	11.31%	9.88%
Government Bond	Rydex VIF Government Long Bond 1.2x Strategy Adviser: Security Investors, LLC	1.51%	1.67%	-13.64%	-3.35%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Specialty-Sector	Rydex VIF Health Care Adviser: Security Investors, LLC	1.84%	14.07%	4.64%	7.44%
High Yield Bond	Rydex VIF High Yield Strategy Adviser: Security Investors, LLC	1.80%	9.87%	3.52%	4.77%
Specialty-Sector	Rydex VIF Internet Adviser: Security Investors, LLC	1.84%	18.50%	2.54%	11.93%
Specialty	Rydex VIF Inverse Dow 2x Strategy Adviser: Security Investors, LLC	1.94%	-20.69%	-18.02%	-25.05%
Specialty	Rydex VIF Inverse Government Long Bond Strategy Adviser: Security Investors, LLC	5.82%	1.85%	12.87%	1.41%
Specialty	Rydex VIF Inverse Mid-Cap Strategy Adviser: Security Investors, LLC	2.03%	-5.11%	-7.51%	-10.94%
Specialty	Rydex VIF Inverse NASDAQ-100® Strategy Adviser: Security Investors, LLC	1.98%	-16.18%	-13.53%	-17.67%
Specialty	Rydex VIF Inverse Russell 2000® Strategy Adviser: Security Investors, LLC	1.98%	-9.58%	-6.24%	-11.19%
Specialty	Rydex VIF Inverse S&P 500 Strategy Adviser: Security Investors, LLC	1.94%	-11.76%	-10.49%	-12.91%
International Equity	Rydex VIF Japan 2x Strategy Adviser: Security Investors, LLC	1.73%	51.54%	0.16%	9.51%
Specialty-Sector	Rydex VIF Leisure Adviser: Security Investors, LLC	1.84%	8.47%	2.50%	7.27%
Mid Cap Blend	Rydex VIF Mid-Cap 1.5x Strategy Adviser: Security Investors, LLC	1.92%	5.04%	8.37%	11.16%
Large Cap Growth	Rydex VIF NASDAQ-100® Adviser: Security Investors, LLC	1.83%	19.04%	13.32%	17.60%
Large Cap Growth	Rydex VIF NASDAQ-100® 2x Strategy Adviser: Security Investors, LLC	2.00%	29.24%	18.83%	29.69%
Large Cap Blend	Rydex VIF Nova Adviser: Security Investors, LLC	1.80%	20.87%	16.53%	17.73%
Specialty-Sector	Rydex VIF Precious Metals Adviser: Security Investors, LLC	1.73%	147.37%	17.52%	21.08%
Specialty-Sector	Rydex VIF Real Estate Adviser: Security Investors, LLC	1.83%	2.88%	3.02%	4.00%
Specialty-Sector	Rydex VIF Retailing Adviser: Security Investors, LLC	1.83%	10.18%	4.22%	9.18%
Small Cap Blend	Rydex VIF Russell 2000® 1.5x Strategy Adviser: Security Investors, LLC	1.99%	12.47%	3.43%	9.25%
Small Cap Blend	Rydex VIF Russell 2000® 2x Strategy Adviser: Security Investors, LLC	1.98%	12.07%	1.43%	9.07%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Blend	Rydex VIF S&P 500 2x Strategy Adviser: Security Investors, LLC	2.00%	25.28%	19.77%	21.33%
Large Cap Growth	Rydex VIF S&P 500 Pure Growth Adviser: Security Investors, LLC	1.74%	11.75%	6.62%	10.34%
Large Cap Value	Rydex VIF S&P 500 Pure Value Adviser: Security Investors, LLC	1.74%	16.02%	12.00%	8.64%
Mid Cap Growth	Rydex VIF S&P MidCap 400 Pure Growth Adviser: Security Investors, LLC	1.74%	7.18%	4.39%	6.85%
Mid Cap Value	Rydex VIF S&P MidCap 400 Pure Value Adviser: Security Investors, LLC	1.74%	6.12%	12.00%	10.60%
Small Cap Growth	Rydex VIF S&P SmallCap 600 Pure Growth Adviser: Security Investors, LLC	1.74%	8.59%	2.89%	6.53%
Small Cap Value	Rydex VIF S&P SmallCap 600 Pure Value Adviser: Security Investors, LLC	1.74%	6.77%	12.03%	7.65%
Specialty	Rydex VIF Strengthening Dollar 2x Strategy Adviser: Security Investors, LLC	2.14%	-14.29%	6.16%	1.80%
Specialty-Sector	Rydex VIF Technology Adviser: Security Investors, LLC	1.83%	25.70%	12.27%	18.37%
Specialty-Sector	Rydex VIF Telecommunications Adviser: Security Investors, LLC	1.83%	31.13%	5.45%	6.64%
Specialty-Sector	Rydex VIF Transportation Adviser: Security Investors, LLC	1.83%	11.79%	2.32%	8.06%
Money Market	Rydex VIF U.S. Government Money Market Adviser: Security Investors, LLC	1.49%	2.84%	2.22%	1.26%
Specialty-Sector	Rydex VIF Utilities Adviser: Security Investors, LLC	1.84%	17.07%	8.56%	8.60%
Specialty	Rydex VIF Weakening Dollar 2x Strategy Adviser: Security Investors, LLC	2.14%	18.97%	-5.72%	-2.86%
Large Cap Growth	T. Rowe Price Blue Chip Growth – Class II Adviser: T. Rowe Price Associates, Inc.	1.00%	18.43%	11.41%	15.25%
Large Cap Value	T. Rowe Price Equity Income – Class II Adviser: T. Rowe Price Associates, Inc.	0.99%	14.07%	10.89%	10.24%
Specialty-Sector	T. Rowe Price Health Sciences – Class II Adviser: T. Rowe Price Associates, Inc.	1.11%	17.80%	3.86%	8.70%
Short Term Bond	T. Rowe Price Limited-Term Bond – Class II Adviser: T. Rowe Price Associates, Inc.	0.85%	5.46%	1.91%	2.09%
Emerging Markets	Templeton Emerging Markets VIP Fund – Class 2 Adviser: Templeton Asset Management Ltd Sub-Adviser: Franklin Templeton Investment Management Limited	1.37%	46.27%	5.46%	10.40%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International Equity	Templeton Foreign VIP Fund – Class 2 Adviser: Templeton Investment Counsel, LLC	1.09%	29.19%	8.25%	5.75%
Global Bond	Templeton Global Bond VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.78%	15.73%	-0.96%	-0.15%
Global Equity	Templeton Growth VIP Fund – Class 2 Adviser: Templeton Global Advisors Limited	1.19%	23.83%	7.95%	7.04%
World Large Stock	Third Avenue Value Adviser: Third Avenue Management LLC	1.38%	34.85%	17.68%	9.66%
Balanced/Asset Allocation	TOPS® Aggressive ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	18.53%	9.15%	9.99%
Balanced/Asset Allocation	TOPS® Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	12.59%	5.26%	6.10%
Balanced/Asset Allocation	TOPS® Conservative ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.81%	9.76%	4.09%	4.77%
Balanced/Asset Allocation	TOPS® Managed Risk Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.01%	7.85%	-1.85%	1.85%
Balanced/Asset Allocation	TOPS® Managed Risk Moderate ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.00%	10.50%	3.15%	4.73%
Balanced/Asset Allocation	TOPS® Managed Risk Moderately Aggressive ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.00%	11.58%	5.25%	5.93%
Balanced/Asset Allocation	TOPS® Moderate ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.78%	14.87%	6.66%	7.63%
Balanced/Asset Allocation	TOPS® Moderately Aggressive ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	17.74%	8.30%	9.12%
Specialty-Sector	VanEck VIP Global Gold – Class S Adviser: Van Eck Associates Corporation	1.47%	164.43%	20.00%	20.89%
Specialty-Sector	VanEck VIP Global Resources – Class S Adviser: Van Eck Associates Corporation	1.32%	36.17%	10.24%	8.06%
Balanced/Asset Allocation	Vanguard® VIF Balanced Adviser: Wellington Management Company LLP	0.20%	16.46%	9.29%	10.03%
Large Cap Growth	Vanguard® VIF Capital Growth Adviser: PRIMECAP Management Company	0.34%	28.98%	13.97%	14.96%
Asset Allocation/ Lifestyle	Vanguard® VIF Conservative Allocation Adviser: The Vanguard Group, Inc.	0.12%	12.73%	4.22%	6.14%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Value	Vanguard® VIF Diversified Value Adviser: Hotchkis and Wiley Capital Management, LLC; Aristotle Capital Management, LLC; Harris Associates L.P.	0.28%	16.83%	13.24%	11.76%
Large Cap Value	Vanguard® VIF Equity Income Adviser: Wellington Management Company LLP; The Vanguard Group, Inc.	0.29%	16.80%	12.59%	11.52%
Large Cap Blend	Vanguard® VIF Equity Index Adviser: The Vanguard Group, Inc.	0.14%	17.70%	14.27%	14.66%
Global Bond	Vanguard® VIF Global Bond Index Adviser: The Vanguard Group, Inc.	0.13%	5.69%	-0.41%	N/A
Large Cap Growth	Vanguard® VIF Growth Adviser: Wellington Management Company LLP	0.36%	16.89%	11.36%	15.58%
High Yield Bond	Vanguard® VIF High Yield Bond Adviser: Wellington Management Company LLP; The Vanguard Group, Inc.	0.24%	9.18%	4.05%	5.62%
International Equity	Vanguard® VIF International Adviser: Baillie Gifford Overseas Ltd; Schroder Investment Management North America Inc.	0.32%	19.97%	0.62%	10.48%
Mid Cap Blend	Vanguard® VIF Mid-Cap Index Adviser: The Vanguard Group, Inc.	0.17%	11.54%	8.46%	10.77%
Asset Allocation/ Lifestyle	Vanguard® VIF Moderate Allocation Adviser: The Vanguard Group, Inc.	0.12%	16.19%	6.51%	8.14%
Specialty-Sector	Vanguard® VIF Real Estate Index Adviser: The Vanguard Group, Inc.	0.26%	3.11%	4.51%	5.08%
Short Term Bond	Vanguard® VIF Short Term Investment Grade Adviser: The Vanguard Group, Inc.	0.14%	6.85%	2.23%	2.81%
Small Cap Growth	Vanguard® VIF Small Company Growth[2] Adviser: ArrowMark Colorado Holdings, LLC	0.29%	6.11%	3.81%	9.61%
Intermediate Term Bond	Vanguard® VIF Total Bond Market Index Adviser: The Vanguard Group, Inc.	0.14%	6.94%	-0.51%	1.90%
International Equity	Vanguard® VIF Total International Stock Market Index Adviser: The Vanguard Group, Inc.	0.09%	32.04%	7.88%	N/A
Large Cap Blend	Vanguard® VIF Total Stock Market Index Adviser: The Vanguard Group, Inc.	0.13%	16.93%	12.98%	14.10%
Intermediate Term Bond	Victory Pioneer Bond VCT – Class II Adviser: Victory Capital Management Inc.	1.17%	8.88%	0.51%	2.59%
Large Cap Value	Victory Pioneer Equity Income VCT - Class II Adviser: Victory Capital Management Inc.	1.05%	11.14%	8.81%	9.11%
High Yield Bond	Victory Pioneer High Yield VCT - Class II Adviser: Victory Capital Management Inc.	1.36%	7.92%	3.95%	5.16%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Multi-Sector Bond	Victory Pioneer Strategic Income VCT - Class II Adviser: Victory Capital Management Inc.	1.96%	10.85%	1.99%	3.64%
Specialty-Sector	Virtus Duff & Phelps Real Estate Securities Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Duff & Phelps Investment Management Co.	1.19%	0.72%	6.06%	5.95%
Small Cap Growth	Virtus KAR Small-Cap Growth Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Kayne Anderson Rudnick Investment Management LLC	1.33%	-22.62%	-5.76%	11.33%
Multi-Sector Bond	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Newfleet Asset Management	0.98%	7.58%	2.52%	4.23%
International Equity	Virtus SGA International Growth Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Sustainable Growth Advisers, LP	1.21%	9.26%	1.42%	4.10%
Balanced/Asset Allocation	Virtus Tactical Allocation Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Kayne Anderson Rudnick Investment Management, LLC	1.07%	6.79%	2.09%	7.77%
Mid Cap Growth	Voya MidCap Opportunities Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	1.47%	3.49%	4.14%	10.53%
Specialty-Sector	VY® CBRE Global Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: CBRE Investment Management Listed Real Assets, LLC	1.52%	6.35%	3.60%	3.57%
Specialty-Sector	VY® Columbia Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: Columbia Management Investment Advisers, LLC	1.40%	-0.10%	5.51%	4.64%
High Yield Bond	Western Asset Variable Global High Yield Bond – Class II Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: Western Asset Management Company, LLC; Western Asset Management Company Limited (London); Western Asset Management Company Pte. Ltd. (Singapore)	1.06%	9.95%	2.34%	5.09%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

2 This fund is no longer available for new transfers.

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended or updated from time to time, and can be found online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=NRVA30032. You can view, download, and print copies of Underlying Fund documents at this website. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com. The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://www.securitybenefit.com/performance.
Portfolio Companies [Table Text Block]
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Mid Cap Value	AB Discovery Value – Class B Adviser: AllianceBernstein L.P.	1.07%	2.64%	8.48%	8.27%
Large Cap Value	AB Relative Value – Class B Adviser: AllianceBernstein L.P.	0.85%	10.20%	11.15%	10.30%
Global Equity	AB Sustainable Global Thematic – Class B Adviser: AllianceBernstein L.P.	1.25%	6.02%	3.02%	9.80%
Global Allocation	AB VPS Dynamic Asset Allocation – Class B Adviser: AllianceBernstein L.P.	1.20%	13.21%	4.74%	5.25%
Global Equity	AFIS Capital World Growth and Income – Class 4 Adviser: Capital Research and Management Company	1.01%	24.46%	10.01%	10.74%
Government Bond	AFIS U.S. Government Securities – Class 4 Adviser: Capital Research and Management Company	0.84%	7.54%	-0.49%	1.45%
Large Cap Blend	AFIS Washington Mutual Investors – Class 4 Adviser: Capital Research and Management Company	0.90%	16.90%	13.60%	12.08%
Large Cap Growth	Alger Capital Appreciation – Class S2 Adviser: Fred Alger Management, LLC	1.19%	32.51%	16.04%	17.86%
Large Cap Growth	Alger Large Cap Growth – Class I-2 Adviser: Fred Alger Management, LLC	0.89%	30.27%	11.12%	16.73%
Mid Cap Blend	Allspring Opportunity VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.08%	6.71%	8.94%	11.85%
Large Cap Growth	Allspring VT Discovery All Cap Growth – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.04%	15.27%	6.04%	13.57%
Specialty-Sector	ALPS/Alerian Energy Infrastructure – Class III Adviser: ALPS Advisors, Inc.	1.30%	4.66%	22.06%	10.70%
Balanced/Asset Allocation	American Funds IS® Asset Allocation – Class 4 Adviser: Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%
Global Bond	American Funds IS® Capital World Bond – Class 4 Adviser: Capital Research and Management Company	0.98%	9.03%	-2.76%	0.97%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International Equity	American Funds IS® EUPAC FundTM – Class 4 Adviser: Capital Research and Management Company	1.03%	26.41%	3.14%	6.73%
Global Equity	American Funds IS® Global Growth – Class 4 Adviser: Capital Research and Management Company	1.01%	21.34%	7.97%	11.89%
Large Cap Growth	American Funds IS® Growth – Class 4 Adviser: Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%
Large Cap Blend	American Funds IS® Growth-Income – Class 4 Adviser: Capital Research and Management Company	0.78%	17.77%	13.62%	13.63%
International Equity	American Funds IS® International Growth and Income – Class 4 Adviser: Capital Research and Management Company	1.06%	35.09%	7.42%	7.54%
Intermediate Term Bond	American Funds IS® Mortgage – Class 4 Adviser: Capital Research and Management Company	0.89%	8.32%	0.06%	1.43%
Emerging Markets	American Funds IS® New World – Class 4 Adviser: Capital Research and Management Company	1.15%	27.92%	5.06%	8.98%
Global Equity	American Funds IS® SMALLCAP World Fund® – Class 4 Adviser: Capital Research and Management Company	1.20%	14.33%	0.23%	6.96%
Large Cap Blend	BlackRock Advantage Large Cap Core V.I. – Class III Adviser: BlackRock Advisors, LLC	1.03%	19.73%	13.85%	14.08%
Large Cap Value	BlackRock Basic Value V.I. – Class III Adviser: BlackRock Advisors, LLC	1.13%	24.04%	12.81%	10.52%
Large Cap Growth	BlackRock Capital Appreciation V.I. – Class III Adviser: BlackRock Advisors, LLC	1.37%	11.77%	10.50%	15.32%
Large Cap Value	BlackRock Equity Dividend V.I. – Class III Adviser: BlackRock Advisors, LLC	1.13%	21.32%	11.45%	11.01%
Global Allocation	BlackRock Global Allocation V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock (Singapore) Limited; BlackRock International Limited	1.15%	19.51%	5.51%	7.33%
High Yield Bond	BlackRock High Yield V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.88%	9.09%	4.57%	6.07%
Large Cap Growth	BlackRock Large Cap Focus Growth V.I. – Class III Adviser: BlackRock Advisors, LLC	1.15%	11.48%	10.19%	15.98%
Small Cap Blend	BNY Mellon IP Small Cap Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc.	0.61%	5.36%	6.65%	9.15%
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.07%	27.87%	8.96%	16.97%
Large Cap Blend	BNY Mellon Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Mellon Investments Corporation	0.52%	17.23%	13.83%	14.23%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Blend	BNY Mellon VIF Appreciation – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co., LLC	1.10%	9.78%	9.08%	12.63%
Global Equity	Dimensional VA Equity Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.48%	19.94%	12.23%	N/A
Global Bond	Dimensional VA Global Bond Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.21%	4.35%	1.38%	1.81%
Global Allocation	Dimensional VA Global Moderate Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP	0.43%	14.68%	8.42%	8.65%
International Equity	Dimensional VA International Small Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.39%	36.99%	8.89%	8.68%
International Equity	Dimensional VA International Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.27%	45.64%	15.85%	10.46%
Short Term Bond	Dimensional VA Short-Term Fixed Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.12%	4.33%	2.65%	1.97%
Large Cap Value	Dimensional VA U.S. Large Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.21%	15.83%	11.97%	10.51%
Small Cap Value	Dimensional VA U.S. Targeted Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.29%	8.95%	13.60%	11.00%
Large Value	Donoghue Forlines Dividend VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	2.77%	17.19%	8.72%	3.46%
Tactical Allocation	Donoghue Forlines Momentum VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	1.56%	23.52%	12.83%	9.23%
Mid Cap Value	DWS Small Mid Cap Value VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.24%	17.85%	9.27%	7.18%
Floating Rate Bond	Eaton Vance VT Floating-Rate Income - Initial Class Adviser: Eaton Vance Management	1.19%	3.95%	4.64%	4.43%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Intermediate Government	Federated Hermes Fund for U.S. Government Securities II Adviser: Federated Investment Management Company	1.02%	6.80%	-0.84%	1.06%
High Yield Bond	Federated Hermes High Income Bond II – Service Class Adviser: Federated Investment Management Company	1.14%	8.18%	3.45%	5.33%
Balanced/Asset Allocation	Fidelity® VIP Balanced – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.66%	14.96%	9.24%	10.84%
Large Cap Blend	Fidelity® VIP Contrafund® – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.79%	21.24%	15.08%	15.49%
Small Cap Blend	Fidelity® VIP Disciplined Small Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.57%	17.09%	10.09%	10.31%
Emerging Markets	Fidelity® VIP Emerging Markets – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	1.12%	40.79%	5.62%	10.66%
Large Cap Growth	Fidelity® VIP Growth & Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.72%	21.21%	15.83%	13.56%
Large Cap Growth	Fidelity® VIP Growth Opportunities – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.81%	21.73%	11.04%	19.64%
High Yield Bond	Fidelity® VIP High Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.07%	10.31%	4.00%	5.34%
Large Cap Blend	Fidelity® VIP Index 500 – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.34%	17.48%	14.03%	14.42%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Intermediate Term Bond	Fidelity® VIP Investment Grade Bond – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.62%	6.93%	-0.21%	2.45%
Mid Cap Growth	Fidelity® VIP Mid Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.80%	11.49%	9.83%	10.31%
International Equity	Fidelity® VIP Overseas – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	0.97%	20.05%	6.35%	7.55%
Specialty-Sector	Fidelity® VIP Real Estate – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.85%	2.90%	3.98%	3.61%
Multi-Sector Bond	Fidelity® VIP Strategic Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	0.88%	8.58%	2.79%	4.40%
Multi Cap Growth	Franklin DynaTech VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.88%	18.13%	9.09%	14.08%
Large Cap Value	Franklin Growth and Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.04%	16.90%	11.90%	11.12%
Balanced/Asset Allocation	Franklin Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Large Cap Growth	Franklin Large Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.11%	7.22%	6.83%	12.87%
Global Equity	Franklin Mutual Global Discovery VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	1.16%	23.34%	12.00%	8.52%
Large Cap Value	Franklin Mutual Shares VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Large Cap Blend	Franklin Rising Dividends VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.89%	11.80%	9.50%	12.10%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Small Cap Value	Franklin Small Cap Value VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.92%	7.65%	8.86%	9.81%
Small Cap Growth	Franklin Small-Mid Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.09%	2.52%	1.03%	9.89%
Multi-Sector Bond	Franklin Strategic Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.08%	7.24%	1.92%	3.10%
Government Bond	Franklin U.S. Government Securities VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.79%	6.69%	0.02%	1.14%
International Equity	Goldman Sachs VIT International Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.37%	38.15%	10.80%	7.96%
Large Cap Value	Goldman Sachs VIT Large Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.08%	10.60%	11.00%	9.34%
Mid Cap Growth	Goldman Sachs VIT Mid Cap Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.49%	7.36%	4.67%	11.58%
Mid Cap Value	Goldman Sachs VIT Mid Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.09%	9.13%	9.77%	9.75%
Small Cap Blend	Goldman Sachs VIT Small Cap Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.13%	15.82%	10.19%	10.57%
Large Cap Growth	Goldman Sachs VIT Strategic Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.04%	17.58%	12.47%	16.13%
Floating Rate Bond	Guggenheim VIF Floating Rate Strategies Adviser: Guggenheim Partners Investment Management, LLC	1.54%	3.57%	4.56%	4.12%
Specialty	Guggenheim VIF Global Managed Futures Strategy Adviser: Security Investors, LLC	2.32%	3.65%	3.94%	1.27%
High Yield Bond	Guggenheim VIF High Yield Adviser: Guggenheim Partners Investment Management, LLC	1.57%	6.84%	4.16%	5.55%
Specialty	Guggenheim VIF Multi-Hedge Strategies Adviser: Security Investors, LLC	1.80%	1.25%	1.23%	1.62%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Guggenheim Partners Investment Management, LLC	1.04%	7.48%	-0.21%	3.13%
Large Cap Growth	Invesco V.I. American Franchise – Series II Adviser: Invesco Advisers, Inc.	1.10%	11.39%	10.08%	14.58%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.14%	20.76%	17.56%	12.01%
Global Allocation	Invesco V.I. Balanced-Risk Allocation – Series II Adviser: Invesco Advisers, Inc.	1.60%	8.69%	2.27%	4.91%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	1.00%	17.14%	15.14%	11.67%
Large Cap Blend	Invesco V.I. Core Equity – Series II Adviser: Invesco Advisers, Inc.	1.05%	15.88%	12.52%	11.46%
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.11%	4.53%	3.64%	11.10%
Large Blend	Invesco V.I. Equally-Weighted S&P 500 – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Capital Management LLC	0.59%	10.82%	9.89%	11.11%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.82%	12.52%	8.68%	8.64%
International Equity	Invesco V.I. EQV International Equity – Series II Adviser: Invesco Advisers, Inc.	1.15%	16.23%	3.42%	5.95%
Global Equity	Invesco V.I. Global – Series II Adviser: Invesco Advisers, Inc.	1.06%	15.02%	7.01%	10.72%
Specialty-Sector	Invesco V.I. Global Real Estate – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.27%	7.61%	1.49%	2.18%
Multi-Sector Bond	Invesco V.I. Global Strategic Income – Series II Adviser: Invesco Advisers, Inc.	1.21%	12.75%	1.39%	2.76%
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.95%	6.95%	-0.22%	1.34%
Large Cap Value	Invesco V.I. Growth and Income – Series II Adviser: Invesco Advisers, Inc.	1.00%	15.30%	12.56%	10.46%
Specialty-Sector	Invesco V.I. Health Care – Series II Adviser: Invesco Advisers, Inc.	1.24%	15.08%	3.54%	6.31%
High Yield Bond	Invesco V.I. High Yield – Series II Adviser: Invesco Advisers, Inc.	1.17%	6.35%	3.40%	4.55%
International Equity	Invesco V.I. International Growth Fund – Series II Adviser: Invesco Advisers, Inc.	1.43%	15.53%	1.88%	5.34%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.19%	8.96%	8.83%	9.08%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Speciality	Invesco V.I. S&P 500 Buffer Fund - December - Class II Adviser: Invesco Advisers, Inc.	1.06%	12.37%	N/A	N/A
Speciality	Invesco V.I. S&P 500 Buffer Fund - June - Class II Adviser: Invesco Advisers, Inc.	1.05%	13.35%	N/A	N/A
Speciality	Invesco V.I. S&P 500 Buffer Fund - March - Class II Adviser: Invesco Advisers, Inc.	1.08%	7.25%	N/A	N/A
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Speciality	Invesco V.I. S&P 500 Buffer Fund - September - Class II Adviser: Invesco Advisers, Inc.	1.04%	12.63%	N/A	N/A
Small Cap Blend	Invesco V.I. Small Cap Equity – Series II Adviser: Invesco Advisers, Inc.	1.21%	7.83%	7.06%	9.28%
Mid Cap Growth	Janus Henderson VIT Enterprise – Service Class Adviser: Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Large Cap Growth	Janus Henderson VIT Forty – Service Class Adviser: Janus Henderson Investors US LLC	0.87%	17.86%	11.37%	15.96%
Mid Cap Value	Janus Henderson VIT Mid Cap Value – Service Class Adviser: Janus Henderson Investors US LLC	1.11%	6.29%	8.43%	8.40%
International Equity	Janus Henderson VIT Overseas – Service Class Adviser: Janus Henderson Investors US LLC	0.96%	28.58%	9.17%	8.97%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	1.07%	18.10%	13.83%	15.59%
Multi-Sector Bond	Lord Abbett Series Bond-Debenture VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.98%	8.33%	2.10%	4.72%
Small Cap Growth	Lord Abbett Series Developing Growth VC – Class VC2 Adviser: Lord, Abbett & Co. LLC	1.27%	14.59%	-1.17%	11.03%
Large Cap Blend	Lord Abbett Series Dividend Growth VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.00%	15.98%	12.34%	13.06%
Large Cap Blend	Lord Abbett Series Fundamental Equity VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.19%	14.29%	11.36%	9.75%
Large Cap Blend	Lord Abbett Series Growth and Income VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.93%	17.29%	13.34%	11.12%
Mid Cap Growth	Lord Abbett Series Growth Opportunities VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.15%	12.94%	3.23%	10.41%
Mid Cap Value	Lord Abbett Series Mid Cap Stock VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.15%	7.05%	10.16%	7.98%
Intermediate Term Bond	Lord Abbett Series Total Return VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.71%	7.19%	0.06%	2.27%
Inflation- Protected Bond	LVIP American Century Inflation Protection – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.76%	6.33%	0.62%	2.61%
International Equity	LVIP American Century International – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	1.20%	15.81%	1.71%	6.27%
Mid Cap Value	LVIP American Century Mid Cap Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	1.03%	8.83%	8.72%	8.96%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Value	LVIP American Century Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.90%	15.85%	11.47%	10.07%
Large Cap Value	LVIP Avantis Large Cap Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.99%	14.56%	8.51%	10.12%
Intermediate Core Bond	LVIP JPMorgan Core Bond – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.99%	7.15%	-0.29%	1.85%
Small Cap Blend	LVIP JPMorgan Small Cap Core – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.88%	10.00%	6.13%	8.66%
Large Cap Blend	LVIP JPMorgan U.S. Equity – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	1.00%	14.26%	13.40%	14.56%
Emerging Markets	MFS® VIT Emerging Markets Equity – Service Class Adviser: Massachusetts Financial Services Company	2.14%	33.35%	4.11%	7.65%
Global Allocation	MFS® VIT Global Tactical Allocation – Service Class Adviser: Massachusetts Financial Services Company	1.13%	15.21%	4.60%	5.40%
High Yield Bond	MFS® VIT High Yield – Service Class Adviser: Massachusetts Financial Services Company	1.06%	8.47%	3.63%	5.30%
Large Cap Growth	MFS® VIT II MA Investors Growth Stock – Service Class Adviser: Massachusetts Financial Services Company	1.04%	9.61%	9.74%	13.98%
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.22%	21.75%	5.25%	7.27%
International Equity	MFS® VIT International Intrinsic Value – Service Class Adviser: Massachusetts Financial Services Company	1.16%	32.96%	7.02%	9.68%
Large Cap Blend	MFS® VIT Investors Trust – Service Class Adviser: Massachusetts Financial Services Company	1.07%	13.32%	11.06%	12.21%
Small Cap Growth	MFS® VIT New Discovery – Service Class Adviser: Massachusetts Financial Services Company	1.20%	12.56%	-0.54%	10.46%
Large Cap Blend	MFS® VIT Research – Service Class Adviser: Massachusetts Financial Services Company	1.07%	12.57%	10.87%	12.65%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.96%	10.91%	6.16%	7.36%
Intermediate Term Bond	MFS® VIT Total Return Bond – Service Class Adviser: Massachusetts Financial Services Company	0.79%	6.94%	-0.09%	2.38%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.04%	14.76%	7.38%	9.22%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Emerging Markets Bond	Morgan Stanley VIF Emerging Markets Debt – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Limited	1.62%	15.24%	2.66%	4.46%
Emerging Markets	Morgan Stanley VIF Emerging Markets Equity – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Company	1.53%	32.90%	4.32%	7.21%
Asset Allocation/ Lifestyle	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.85%	20.00%	10.55%	10.36%
Asset Allocation/ Lifestyle	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.84%	14.82%	6.61%	7.25%
Asset Allocation/ Lifestyle	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.93%	8.82%	2.19%	3.50%
Asset Allocation/ Lifestyle	Morningstar Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.82%	17.91%	8.82%	9.05%
Asset Allocation/ Lifestyle	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.88%	11.70%	4.43%	5.46%
Multi Cap Value	NAA All Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.15%	12.87%	11.12%	10.40%
Large Cap Value	NAA Large Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.05%	14.16%	12.15%	10.88%
Large Cap Blend	NAA Large Core Series Adviser: New Age Alpha Advisors, LLC	1.16%	16.43%	13.65%	14.25%
Large Cap Growth	NAA Large Growth Series Adviser: New Age Alpha Advisors, LLC	1.17%	17.02%	13.89%	17.04%
Mid Cap Growth	NAA Mid Growth Series Adviser: New Age Alpha Advisors, LLC	1.18%	2.17%	4.48%	10.63%
Small Cap Value	NAA Small Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.29%	3.30%	8.47%	7.65%
Small Cap Growth	NAA Small Growth Series Adviser: New Age Alpha Advisors, LLC	1.42%	6.58%	2.59%	8.89%
Mid Cap Value	NAA SMid-Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.18%	7.35%	9.30%	9.97%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Global Equity	NAA World Equity Income Series Adviser: New Age Alpha Advisors, LLC	1.18%	22.75%	11.42%	9.99%
Specialty	Neuberger Berman Quality Equity Portfolio – Class I Adviser: Neuberger Berman Investment Advisers LLC	0.87%	13.74%	12.83%	12.94%
Global Allocation	Nomura VIP Asset Strategy - Service Class Adviser: Delaware Management Company	1.04%	16.66%	7.07%	7.84%
Balanced/Asset Allocation	Nomura VIP Balanced - Service Class Adviser: Delaware Management Company	1.08%	11.79%	7.85%	8.38%
Large Cap Growth	Nomura VIP Core Equity - Service Class Adviser: Delaware Management Company	1.00%	15.30%	13.79%	13.78%
Specialty-Sector	Nomura VIP Energy - Service Class Adviser: Delaware Management Company Sub-Adviser: Van Eck Associates Corporation	1.31%	11.89%	18.61%	1.74%
Global Equity	Nomura VIP Global Growth - Service Class Adviser: Delaware Management Company	1.24%	17.93%	9.99%	10.71%
Large Cap Growth	Nomura VIP Growth - Service Class Adviser: Delaware Management Company	1.01%	8.41%	11.89%	15.40%
High Yield Bond	Nomura VIP High Income - Service Class Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.97%	7.17%	3.73%	5.56%
International Equity	Nomura VIP International Core Equity - Service Class Adviser: Delaware Management Company	1.18%	24.17%	7.83%	6.62%
Short Term Bond	Nomura VIP Limited-Term Bond - Service Class Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.87%	4.70%	1.75%	2.12%
Mid Cap Growth	Nomura VIP Mid Cap Growth - Service Class Adviser: Delaware Management Company	1.17%	1.18%	-0.08%	10.66%
Specialty-Sector	Nomura VIP Natural Resources - Service Class Adviser: Delaware Management Company Sub-Adviser: Van Eck Associates Corporation; Macquarie Investment Management Global Limited	1.29%	37.75%	15.73%	6.94%
Specialty-Sector	Nomura VIP Science and Technology - Service Class Adviser: Delaware Management Company	1.15%	33.36%	13.71%	17.20%
Small Cap Growth	Nomura VIP Small Cap Growth - Service Class Adviser: Delaware Management Company	1.21%	13.39%	2.20%	8.69%
Small Cap Blend	Nomura VIP Smid Cap Core - Service Class Adviser: Delaware Management Company	1.20%	8.39%	8.07%	9.91%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Value	Nomura VIP Value - Service Class Adviser: Delaware Management Company	1.04%	9.41%	9.49%	8.92%
Specialty	PIMCO VIT All Asset – Advisor Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	2.32%	14.19%	5.49%	6.67%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Advisor Class Adviser: Pacific Investment Management Company LLC	3.48%	18.85%	10.47%	6.43%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond – Advisor Class Adviser: Pacific Investment Management Company LLC	1.27%	14.86%	2.34%	4.96%
Global Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.25%	12.76%	0.07%	2.36%
Global Allocation	PIMCO VIT Global Managed Asset Allocation – Advisor Class Adviser: Pacific Investment Management Company LLC	1.51%	21.77%	6.94%	7.88%
High Yield Bond	PIMCO VIT High Yield – Advisor Class Adviser: Pacific Investment Management Company LLC	0.91%	8.85%	3.87%	5.47%
International Bond	PIMCO VIT International Bond Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.13%	10.04%	-3.37%	0.86%
Short Term Bond	PIMCO VIT Low Duration – Advisor Class Adviser: Pacific Investment Management Company LLC	0.76%	5.42%	1.47%	1.69%
Inflation- Protected Bond	PIMCO VIT Real Return – Advisor Class Adviser: Pacific Investment Management Company LLC	1.49%	7.74%	1.11%	3.11%
Short Term Bond	PIMCO VIT Short-Term – Advisor Class Adviser: Pacific Investment Management Company LLC	0.75%	4.57%	3.14%	2.65%
Intermediate Term Bond	PIMCO VIT Total Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.83%	8.78%	-0.08%	2.26%
Multi Cap Blend	Putnam VT Core Equity – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.92%	16.81%	15.96%	15.20%
Multi-Sector Bond	Putnam VT Diversified Income – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	1.05%	8.58%	1.81%	3.03%
Global Allocation	Putnam VT Global Asset Allocation – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited; The Putnam Advisory Company, LLC	1.11%	14.38%	8.39%	8.43%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
High Yield Bond	Putnam VT High Yield – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.96%	8.67%	4.05%	5.70%
Intermediate Term Bond	Putnam VT Income – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.82%	7.25%	-1.13%	1.89%
Large Cap Growth	Putnam VT Large Cap Growth – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.87%	14.34%	13.44%	17.66%
Large Cap Value	Putnam VT Large Cap Value – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.79%	20.35%	15.38%	13.30%
Small Cap Growth	Putnam VT Small Cap Growth – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	1.17%	8.80%	6.18%	11.45%
Specialty-Sector	Rydex VIF Banking Adviser: Security Investors, LLC	1.83%	23.74%	11.69%	8.98%
Specialty-Sector	Rydex VIF Basic Materials Adviser: Security Investors, LLC	1.83%	32.89%	9.42%	11.58%
Specialty-Sector	Rydex VIF Biotechnology Adviser: Security Investors, LLC	1.84%	30.12%	3.55%	5.42%
Specialty-Sector	Rydex VIF Commodities Strategy Adviser: Security Investors, LLC	1.96%	4.89%	12.80%	4.76%
Specialty-Sector	Rydex VIF Consumer Products Adviser: Security Investors, LLC	1.84%	-3.52%	1.32%	3.80%
Specialty	Rydex VIF Dow 2x Strategy Adviser: Security Investors, LLC	1.95%	19.49%	14.77%	18.17%
Specialty-Sector	Rydex VIF Electronics Adviser: Security Investors, LLC	1.83%	41.49%	18.80%	23.66%
Specialty-Sector	Rydex VIF Energy Adviser: Security Investors, LLC	1.84%	7.51%	19.52%	4.64%
Specialty-Sector	Rydex VIF Energy Services Adviser: Security Investors, LLC	1.84%	1.74%	10.39%	-5.65%
International Equity	Rydex VIF Europe 1.25x Strategy Adviser: Security Investors, LLC	1.97%	36.46%	10.40%	7.59%
Specialty-Sector	Rydex VIF Financial Services Adviser: Security Investors, LLC	1.88%	10.76%	11.31%	9.88%
Government Bond	Rydex VIF Government Long Bond 1.2x Strategy Adviser: Security Investors, LLC	1.51%	1.67%	-13.64%	-3.35%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Specialty-Sector	Rydex VIF Health Care Adviser: Security Investors, LLC	1.84%	14.07%	4.64%	7.44%
High Yield Bond	Rydex VIF High Yield Strategy Adviser: Security Investors, LLC	1.80%	9.87%	3.52%	4.77%
Specialty-Sector	Rydex VIF Internet Adviser: Security Investors, LLC	1.84%	18.50%	2.54%	11.93%
Specialty	Rydex VIF Inverse Dow 2x Strategy Adviser: Security Investors, LLC	1.94%	-20.69%	-18.02%	-25.05%
Specialty	Rydex VIF Inverse Government Long Bond Strategy Adviser: Security Investors, LLC	5.82%	1.85%	12.87%	1.41%
Specialty	Rydex VIF Inverse Mid-Cap Strategy Adviser: Security Investors, LLC	2.03%	-5.11%	-7.51%	-10.94%
Specialty	Rydex VIF Inverse NASDAQ-100® Strategy Adviser: Security Investors, LLC	1.98%	-16.18%	-13.53%	-17.67%
Specialty	Rydex VIF Inverse Russell 2000® Strategy Adviser: Security Investors, LLC	1.98%	-9.58%	-6.24%	-11.19%
Specialty	Rydex VIF Inverse S&P 500 Strategy Adviser: Security Investors, LLC	1.94%	-11.76%	-10.49%	-12.91%
International Equity	Rydex VIF Japan 2x Strategy Adviser: Security Investors, LLC	1.73%	51.54%	0.16%	9.51%
Specialty-Sector	Rydex VIF Leisure Adviser: Security Investors, LLC	1.84%	8.47%	2.50%	7.27%
Mid Cap Blend	Rydex VIF Mid-Cap 1.5x Strategy Adviser: Security Investors, LLC	1.92%	5.04%	8.37%	11.16%
Large Cap Growth	Rydex VIF NASDAQ-100® Adviser: Security Investors, LLC	1.83%	19.04%	13.32%	17.60%
Large Cap Growth	Rydex VIF NASDAQ-100® 2x Strategy Adviser: Security Investors, LLC	2.00%	29.24%	18.83%	29.69%
Large Cap Blend	Rydex VIF Nova Adviser: Security Investors, LLC	1.80%	20.87%	16.53%	17.73%
Specialty-Sector	Rydex VIF Precious Metals Adviser: Security Investors, LLC	1.73%	147.37%	17.52%	21.08%
Specialty-Sector	Rydex VIF Real Estate Adviser: Security Investors, LLC	1.83%	2.88%	3.02%	4.00%
Specialty-Sector	Rydex VIF Retailing Adviser: Security Investors, LLC	1.83%	10.18%	4.22%	9.18%
Small Cap Blend	Rydex VIF Russell 2000® 1.5x Strategy Adviser: Security Investors, LLC	1.99%	12.47%	3.43%	9.25%
Small Cap Blend	Rydex VIF Russell 2000® 2x Strategy Adviser: Security Investors, LLC	1.98%	12.07%	1.43%	9.07%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Blend	Rydex VIF S&P 500 2x Strategy Adviser: Security Investors, LLC	2.00%	25.28%	19.77%	21.33%
Large Cap Growth	Rydex VIF S&P 500 Pure Growth Adviser: Security Investors, LLC	1.74%	11.75%	6.62%	10.34%
Large Cap Value	Rydex VIF S&P 500 Pure Value Adviser: Security Investors, LLC	1.74%	16.02%	12.00%	8.64%
Mid Cap Growth	Rydex VIF S&P MidCap 400 Pure Growth Adviser: Security Investors, LLC	1.74%	7.18%	4.39%	6.85%
Mid Cap Value	Rydex VIF S&P MidCap 400 Pure Value Adviser: Security Investors, LLC	1.74%	6.12%	12.00%	10.60%
Small Cap Growth	Rydex VIF S&P SmallCap 600 Pure Growth Adviser: Security Investors, LLC	1.74%	8.59%	2.89%	6.53%
Small Cap Value	Rydex VIF S&P SmallCap 600 Pure Value Adviser: Security Investors, LLC	1.74%	6.77%	12.03%	7.65%
Specialty	Rydex VIF Strengthening Dollar 2x Strategy Adviser: Security Investors, LLC	2.14%	-14.29%	6.16%	1.80%
Specialty-Sector	Rydex VIF Technology Adviser: Security Investors, LLC	1.83%	25.70%	12.27%	18.37%
Specialty-Sector	Rydex VIF Telecommunications Adviser: Security Investors, LLC	1.83%	31.13%	5.45%	6.64%
Specialty-Sector	Rydex VIF Transportation Adviser: Security Investors, LLC	1.83%	11.79%	2.32%	8.06%
Money Market	Rydex VIF U.S. Government Money Market Adviser: Security Investors, LLC	1.49%	2.84%	2.22%	1.26%
Specialty-Sector	Rydex VIF Utilities Adviser: Security Investors, LLC	1.84%	17.07%	8.56%	8.60%
Specialty	Rydex VIF Weakening Dollar 2x Strategy Adviser: Security Investors, LLC	2.14%	18.97%	-5.72%	-2.86%
Large Cap Growth	T. Rowe Price Blue Chip Growth – Class II Adviser: T. Rowe Price Associates, Inc.	1.00%	18.43%	11.41%	15.25%
Large Cap Value	T. Rowe Price Equity Income – Class II Adviser: T. Rowe Price Associates, Inc.	0.99%	14.07%	10.89%	10.24%
Specialty-Sector	T. Rowe Price Health Sciences – Class II Adviser: T. Rowe Price Associates, Inc.	1.11%	17.80%	3.86%	8.70%
Short Term Bond	T. Rowe Price Limited-Term Bond – Class II Adviser: T. Rowe Price Associates, Inc.	0.85%	5.46%	1.91%	2.09%
Emerging Markets	Templeton Emerging Markets VIP Fund – Class 2 Adviser: Templeton Asset Management Ltd Sub-Adviser: Franklin Templeton Investment Management Limited	1.37%	46.27%	5.46%	10.40%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International Equity	Templeton Foreign VIP Fund – Class 2 Adviser: Templeton Investment Counsel, LLC	1.09%	29.19%	8.25%	5.75%
Global Bond	Templeton Global Bond VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.78%	15.73%	-0.96%	-0.15%
Global Equity	Templeton Growth VIP Fund – Class 2 Adviser: Templeton Global Advisors Limited	1.19%	23.83%	7.95%	7.04%
World Large Stock	Third Avenue Value Adviser: Third Avenue Management LLC	1.38%	34.85%	17.68%	9.66%
Balanced/Asset Allocation	TOPS® Aggressive ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	18.53%	9.15%	9.99%
Balanced/Asset Allocation	TOPS® Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	12.59%	5.26%	6.10%
Balanced/Asset Allocation	TOPS® Conservative ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.81%	9.76%	4.09%	4.77%
Balanced/Asset Allocation	TOPS® Managed Risk Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.01%	7.85%	-1.85%	1.85%
Balanced/Asset Allocation	TOPS® Managed Risk Moderate ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.00%	10.50%	3.15%	4.73%
Balanced/Asset Allocation	TOPS® Managed Risk Moderately Aggressive ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.00%	11.58%	5.25%	5.93%
Balanced/Asset Allocation	TOPS® Moderate ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.78%	14.87%	6.66%	7.63%
Balanced/Asset Allocation	TOPS® Moderately Aggressive ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	17.74%	8.30%	9.12%
Specialty-Sector	VanEck VIP Global Gold – Class S Adviser: Van Eck Associates Corporation	1.47%	164.43%	20.00%	20.89%
Specialty-Sector	VanEck VIP Global Resources – Class S Adviser: Van Eck Associates Corporation	1.32%	36.17%	10.24%	8.06%
Balanced/Asset Allocation	Vanguard® VIF Balanced Adviser: Wellington Management Company LLP	0.20%	16.46%	9.29%	10.03%
Large Cap Growth	Vanguard® VIF Capital Growth Adviser: PRIMECAP Management Company	0.34%	28.98%	13.97%	14.96%
Asset Allocation/ Lifestyle	Vanguard® VIF Conservative Allocation Adviser: The Vanguard Group, Inc.	0.12%	12.73%	4.22%	6.14%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Value	Vanguard® VIF Diversified Value Adviser: Hotchkis and Wiley Capital Management, LLC; Aristotle Capital Management, LLC; Harris Associates L.P.	0.28%	16.83%	13.24%	11.76%
Large Cap Value	Vanguard® VIF Equity Income Adviser: Wellington Management Company LLP; The Vanguard Group, Inc.	0.29%	16.80%	12.59%	11.52%
Large Cap Blend	Vanguard® VIF Equity Index Adviser: The Vanguard Group, Inc.	0.14%	17.70%	14.27%	14.66%
Global Bond	Vanguard® VIF Global Bond Index Adviser: The Vanguard Group, Inc.	0.13%	5.69%	-0.41%	N/A
Large Cap Growth	Vanguard® VIF Growth Adviser: Wellington Management Company LLP	0.36%	16.89%	11.36%	15.58%
High Yield Bond	Vanguard® VIF High Yield Bond Adviser: Wellington Management Company LLP; The Vanguard Group, Inc.	0.24%	9.18%	4.05%	5.62%
International Equity	Vanguard® VIF International Adviser: Baillie Gifford Overseas Ltd; Schroder Investment Management North America Inc.	0.32%	19.97%	0.62%	10.48%
Mid Cap Blend	Vanguard® VIF Mid-Cap Index Adviser: The Vanguard Group, Inc.	0.17%	11.54%	8.46%	10.77%
Asset Allocation/ Lifestyle	Vanguard® VIF Moderate Allocation Adviser: The Vanguard Group, Inc.	0.12%	16.19%	6.51%	8.14%
Specialty-Sector	Vanguard® VIF Real Estate Index Adviser: The Vanguard Group, Inc.	0.26%	3.11%	4.51%	5.08%
Short Term Bond	Vanguard® VIF Short Term Investment Grade Adviser: The Vanguard Group, Inc.	0.14%	6.85%	2.23%	2.81%
Small Cap Growth	Vanguard® VIF Small Company Growth[2] Adviser: ArrowMark Colorado Holdings, LLC	0.29%	6.11%	3.81%	9.61%
Intermediate Term Bond	Vanguard® VIF Total Bond Market Index Adviser: The Vanguard Group, Inc.	0.14%	6.94%	-0.51%	1.90%
International Equity	Vanguard® VIF Total International Stock Market Index Adviser: The Vanguard Group, Inc.	0.09%	32.04%	7.88%	N/A
Large Cap Blend	Vanguard® VIF Total Stock Market Index Adviser: The Vanguard Group, Inc.	0.13%	16.93%	12.98%	14.10%
Intermediate Term Bond	Victory Pioneer Bond VCT – Class II Adviser: Victory Capital Management Inc.	1.17%	8.88%	0.51%	2.59%
Large Cap Value	Victory Pioneer Equity Income VCT - Class II Adviser: Victory Capital Management Inc.	1.05%	11.14%	8.81%	9.11%
High Yield Bond	Victory Pioneer High Yield VCT - Class II Adviser: Victory Capital Management Inc.	1.36%	7.92%	3.95%	5.16%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Multi-Sector Bond	Victory Pioneer Strategic Income VCT - Class II Adviser: Victory Capital Management Inc.	1.96%	10.85%	1.99%	3.64%
Specialty-Sector	Virtus Duff & Phelps Real Estate Securities Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Duff & Phelps Investment Management Co.	1.19%	0.72%	6.06%	5.95%
Small Cap Growth	Virtus KAR Small-Cap Growth Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Kayne Anderson Rudnick Investment Management LLC	1.33%	-22.62%	-5.76%	11.33%
Multi-Sector Bond	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Newfleet Asset Management	0.98%	7.58%	2.52%	4.23%
International Equity	Virtus SGA International Growth Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Sustainable Growth Advisers, LP	1.21%	9.26%	1.42%	4.10%
Balanced/Asset Allocation	Virtus Tactical Allocation Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Kayne Anderson Rudnick Investment Management, LLC	1.07%	6.79%	2.09%	7.77%
Mid Cap Growth	Voya MidCap Opportunities Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	1.47%	3.49%	4.14%	10.53%
Specialty-Sector	VY® CBRE Global Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: CBRE Investment Management Listed Real Assets, LLC	1.52%	6.35%	3.60%	3.57%
Specialty-Sector	VY® Columbia Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: Columbia Management Investment Advisers, LLC	1.40%	-0.10%	5.51%	4.64%
High Yield Bond	Western Asset Variable Global High Yield Bond – Class II Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: Western Asset Management Company, LLC; Western Asset Management Company Limited (London); Western Asset Management Company Pte. Ltd. (Singapore)	1.06%	9.95%	2.34%	5.09%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

2 This fund is no longer available for new transfers.

Temporary Fee Reductions, Current Expenses [Text Block]	Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements
Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]	Optional Rider Investment Restrictions The optional rider is not subject to investment restrictions.
EliteDesigns Variable Annuity (2011) | AB Discovery Value - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	AB Discovery Value – Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.64%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	8.27%
EliteDesigns Variable Annuity (2011) | AB Relative Value - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	AB Relative Value – Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.20%
Average Annual Total Returns, 5 Years [Percent]	11.15%
Average Annual Total Returns, 10 Years [Percent]	10.30%
EliteDesigns Variable Annuity (2011) | AB Sustainable Global Thematic - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	AB Sustainable Global Thematic – Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	6.02%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	9.80%
EliteDesigns Variable Annuity (2011) | AB VPS Dynamic Asset Allocation - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	AB VPS Dynamic Asset Allocation – Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	5.25%
EliteDesigns Variable Annuity (2011) | AFIS Capital World Growth and Income - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	AFIS Capital World Growth and Income – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	24.46%
Average Annual Total Returns, 5 Years [Percent]	10.01%
Average Annual Total Returns, 10 Years [Percent]	10.74%
EliteDesigns Variable Annuity (2011) | AFIS US Government Securities - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Government Bond
Portfolio Company Name [Text Block]	AFIS U.S. Government Securities – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.45%
EliteDesigns Variable Annuity (2011) | AFIS Washington Mutual Investors - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	AFIS Washington Mutual Investors – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	16.90%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	12.08%
EliteDesigns Variable Annuity (2011) | Alger Capital Appreciation - Class S
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Alger Capital Appreciation – Class S
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	32.51%
Average Annual Total Returns, 5 Years [Percent]	16.04%
Average Annual Total Returns, 10 Years [Percent]	17.86%
EliteDesigns Variable Annuity (2011) | Alger Large Cap Growth - Class I-2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Alger Large Cap Growth – Class I-2
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	30.27%
Average Annual Total Returns, 5 Years [Percent]	11.12%
Average Annual Total Returns, 10 Years [Percent]	16.73%
EliteDesigns Variable Annuity (2011) | Allspring Opportunity VT - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Blend
Portfolio Company Name [Text Block]	Allspring Opportunity VT – Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	6.71%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	11.85%
EliteDesigns Variable Annuity (2011) | Allspring VT Discovery All Cap Growth - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Allspring VT Discovery All Cap Growth – Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	15.27%
Average Annual Total Returns, 5 Years [Percent]	6.04%
Average Annual Total Returns, 10 Years [Percent]	13.57%
EliteDesigns Variable Annuity (2011) | ALPSAlerian Energy Infrastructure - Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	ALPS/Alerian Energy Infrastructure – Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	4.66%
Average Annual Total Returns, 5 Years [Percent]	22.06%
Average Annual Total Returns, 10 Years [Percent]	10.70%
EliteDesigns Variable Annuity (2011) | American Funds IS® Asset Allocation - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	American Funds IS® Asset Allocation – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.59%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	9.50%
EliteDesigns Variable Annuity (2011) | American Funds IS® Capital World Bond - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	American Funds IS® Capital World Bond – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	(2.76%)
Average Annual Total Returns, 10 Years [Percent]	0.97%
EliteDesigns Variable Annuity (2011) | American Funds IS EUPAC Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	American Funds IS® EUPAC FundTM – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	26.41%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	6.73%
EliteDesigns Variable Annuity (2011) | American Funds IS® Global Growth - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	American Funds IS® Global Growth – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	21.34%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]	11.89%
EliteDesigns Variable Annuity (2011) | American Funds IS® Growth - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	American Funds IS® Growth – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	19.93%
Average Annual Total Returns, 5 Years [Percent]	13.09%
Average Annual Total Returns, 10 Years [Percent]	17.67%
EliteDesigns Variable Annuity (2011) | American Funds IS® Growth-Income - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	American Funds IS® Growth-Income – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	17.77%
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	13.63%
EliteDesigns Variable Annuity (2011) | American Funds IS® International Growth and Income - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	American Funds IS® International Growth and Income – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	35.09%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	7.54%
EliteDesigns Variable Annuity (2011) | American Funds IS® Mortgage - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	American Funds IS® Mortgage – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.32%
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	1.43%
EliteDesigns Variable Annuity (2011) | American Funds IS® New World - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Name [Text Block]	American Funds IS® New World – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	27.92%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	8.98%
EliteDesigns Variable Annuity (2011) | American Funds IS SMALLCAP World Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	American Funds IS® SMALLCAP World Fund® – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	6.96%
EliteDesigns Variable Annuity (2011) | BlackRock Advantage Large Cap Core V.I. - Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Core V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	19.73%
Average Annual Total Returns, 5 Years [Percent]	13.85%
Average Annual Total Returns, 10 Years [Percent]	14.08%
EliteDesigns Variable Annuity (2011) | BlackRock Basic Value V.I. - Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	BlackRock Basic Value V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	24.04%
Average Annual Total Returns, 5 Years [Percent]	12.81%
Average Annual Total Returns, 10 Years [Percent]	10.52%
EliteDesigns Variable Annuity (2011) | BlackRock Capital Appreciation V.I. - Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	11.77%
Average Annual Total Returns, 5 Years [Percent]	10.50%
Average Annual Total Returns, 10 Years [Percent]	15.32%
EliteDesigns Variable Annuity (2011) | BlackRock Equity Dividend V.I. - Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	BlackRock Equity Dividend V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	21.32%
Average Annual Total Returns, 5 Years [Percent]	11.45%
Average Annual Total Returns, 10 Years [Percent]	11.01%
EliteDesigns Variable Annuity (2011) | BlackRock Global Allocation V.I. - Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited; BlackRock International Limited
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	19.51%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.33%
EliteDesigns Variable Annuity (2011) | BlackRock High Yield V.I. - Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	BlackRock High Yield V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.09%
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	6.07%
EliteDesigns Variable Annuity (2011) | BlackRock Large Cap Focus Growth V.I. - Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	BlackRock Large Cap Focus Growth V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	11.48%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	15.98%
EliteDesigns Variable Annuity (2011) | BNY Mellon IP Small Cap Stock Index - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon IP Small Cap Stock Index – Service Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	5.36%
Average Annual Total Returns, 5 Years [Percent]	6.65%
Average Annual Total Returns, 10 Years [Percent]	9.15%
EliteDesigns Variable Annuity (2011) | BNY Mellon IP Technology Growth - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	BNY Mellon IP Technology Growth – Service Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	27.87%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	16.97%
EliteDesigns Variable Annuity (2011) | BNY Mellon Stock Index - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Stock Index – Service Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Mellon Investments Corporation
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	13.83%
Average Annual Total Returns, 10 Years [Percent]	14.23%
EliteDesigns Variable Annuity (2011) | BNY Mellon VIF Appreciation - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon VIF Appreciation – Service Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Fayez Sarofim & Co., LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	9.78%
Average Annual Total Returns, 5 Years [Percent]	9.08%
Average Annual Total Returns, 10 Years [Percent]	12.63%
EliteDesigns Variable Annuity (2011) | Dimensional VA Equity Allocation - Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Dimensional VA Equity Allocation – Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	19.94%
Average Annual Total Returns, 5 Years [Percent]	12.23%
EliteDesigns Variable Annuity (2011) | Dimensional VA Global Bond Portfolio - Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	Dimensional VA Global Bond Portfolio – Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	4.35%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	1.81%
EliteDesigns Variable Annuity (2011) | Dimensional VA Global Moderate Allocation - Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	Dimensional VA Global Moderate Allocation – Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	14.68%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	8.65%
EliteDesigns Variable Annuity (2011) | Dimensional VA International Small Portfolio - Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Dimensional VA International Small Portfolio – Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	36.99%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	8.68%
EliteDesigns Variable Annuity (2011) | Dimensional VA International Value Portfolio - Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Dimensional VA International Value Portfolio – Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	45.64%
Average Annual Total Returns, 5 Years [Percent]	15.85%
Average Annual Total Returns, 10 Years [Percent]	10.46%
EliteDesigns Variable Annuity (2011) | Dimensional VA Short-Term Fixed Portfolio - Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Short Term Bond
Portfolio Company Name [Text Block]	Dimensional VA Short-Term Fixed Portfolio – Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	4.33%
Average Annual Total Returns, 5 Years [Percent]	2.65%
Average Annual Total Returns, 10 Years [Percent]	1.97%
EliteDesigns Variable Annuity (2011) | Dimensional VA U.S. Large Value Portfolio - Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Dimensional VA U.S. Large Value Portfolio – Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	11.97%
Average Annual Total Returns, 10 Years [Percent]	10.51%
EliteDesigns Variable Annuity (2011) | Dimensional VA U.S. Targeted Value Portfolio - Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Value
Portfolio Company Name [Text Block]	Dimensional VA U.S. Targeted Value Portfolio – Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	8.95%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	11.00%
EliteDesigns Variable Annuity (2011) | Donoghue Forlines Dividend VIT Fund - Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Value
Portfolio Company Name [Text Block]	Donoghue Forlines Dividend VIT Fund – Class 1
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Current Expenses [Percent]	2.77%
Average Annual Total Returns, 1 Year [Percent]	17.19%
Average Annual Total Returns, 5 Years [Percent]	8.72%
Average Annual Total Returns, 10 Years [Percent]	3.46%
EliteDesigns Variable Annuity (2011) | Donoghue Forlines Momentum VIT Fund - Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Tactical Allocation
Portfolio Company Name [Text Block]	Donoghue Forlines Momentum VIT Fund – Class 1
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Current Expenses [Percent]	1.56%
Average Annual Total Returns, 1 Year [Percent]	23.52%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	9.23%
EliteDesigns Variable Annuity (2011) | DWS Small Mid Cap Value VIP - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	DWS Small Mid Cap Value VIP – Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	17.85%
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	7.18%
EliteDesigns Variable Annuity (2011) | Eaton Vance VT Floating-Rate Income - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Floating Rate Bond
Portfolio Company Name [Text Block]	Eaton Vance VT Floating-Rate Income - Initial Class
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	4.43%
EliteDesigns Variable Annuity (2011) | Federated Hermes Fund for U.S. Government Securities II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Government
Portfolio Company Name [Text Block]	Federated Hermes Fund for U.S. Government Securities II
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	(0.84%)
Average Annual Total Returns, 10 Years [Percent]	1.06%
EliteDesigns Variable Annuity (2011) | Federated Hermes High Income Bond II - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Federated Hermes High Income Bond II – Service Class
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	8.18%
Average Annual Total Returns, 5 Years [Percent]	3.45%
Average Annual Total Returns, 10 Years [Percent]	5.33%
EliteDesigns Variable Annuity (2011) | Fidelity® VIP Balanced - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP Balanced – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	14.96%
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	10.84%
EliteDesigns Variable Annuity (2011) | Fidelity® VIP Contrafund® - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
EliteDesigns Variable Annuity (2011) | Fidelity® VIP Disciplined Small Cap - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Disciplined Small Cap – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	17.09%
Average Annual Total Returns, 5 Years [Percent]	10.09%
Average Annual Total Returns, 10 Years [Percent]	10.31%
EliteDesigns Variable Annuity (2011) | Fidelity® VIP Emerging Markets - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	40.79%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	10.66%
EliteDesigns Variable Annuity (2011) | Fidelity® VIP Growth Income - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Growth & Income – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	21.21%
Average Annual Total Returns, 5 Years [Percent]	15.83%
Average Annual Total Returns, 10 Years [Percent]	13.56%
EliteDesigns Variable Annuity (2011) | Fidelity® VIP Growth Opportunities - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	21.73%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]	19.64%
EliteDesigns Variable Annuity (2011) | Fidelity® VIP High Income - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Fidelity® VIP High Income – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	10.31%
Average Annual Total Returns, 5 Years [Percent]	4.00%
Average Annual Total Returns, 10 Years [Percent]	5.34%
EliteDesigns Variable Annuity (2011) | Fidelity® VIP Index 500 - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	17.48%
Average Annual Total Returns, 5 Years [Percent]	14.03%
Average Annual Total Returns, 10 Years [Percent]	14.42%
EliteDesigns Variable Annuity (2011) | Fidelity® VIP Investment Grade Bond - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	6.93%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	2.45%
EliteDesigns Variable Annuity (2011) | Fidelity® VIP Mid Cap - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
EliteDesigns Variable Annuity (2011) | Fidelity® VIP Overseas - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Overseas – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	20.05%
Average Annual Total Returns, 5 Years [Percent]	6.35%
Average Annual Total Returns, 10 Years [Percent]	7.55%
EliteDesigns Variable Annuity (2011) | Fidelity® VIP Real Estate - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Fidelity® VIP Real Estate – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.90%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	3.61%
EliteDesigns Variable Annuity (2011) | Fidelity® VIP Strategic Income - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	4.40%
EliteDesigns Variable Annuity (2011) | Franklin DynaTech VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multi Cap Growth
Portfolio Company Name [Text Block]	Franklin DynaTech VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.13%
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	14.08%
EliteDesigns Variable Annuity (2011) | Franklin Growth and Income VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Franklin Growth and Income VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	16.90%
Average Annual Total Returns, 5 Years [Percent]	11.90%
Average Annual Total Returns, 10 Years [Percent]	11.12%
EliteDesigns Variable Annuity (2011) | Franklin Income VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Franklin Income VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	7.30%
EliteDesigns Variable Annuity (2011) | Franklin Large Cap Growth VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Franklin Large Cap Growth VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	6.83%
Average Annual Total Returns, 10 Years [Percent]	12.87%
EliteDesigns Variable Annuity (2011) | Franklin Mutual Global Discovery VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	23.34%
Average Annual Total Returns, 5 Years [Percent]	12.00%
Average Annual Total Returns, 10 Years [Percent]	8.52%
EliteDesigns Variable Annuity (2011) | Franklin Mutual Shares VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	11.52%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	7.53%
EliteDesigns Variable Annuity (2011) | Franklin Rising Dividends VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	11.80%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	12.10%
EliteDesigns Variable Annuity (2011) | Franklin Small Cap Value VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Value
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	9.81%
EliteDesigns Variable Annuity (2011) | Franklin Small-Mid Cap Growth VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	2.52%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	9.89%
EliteDesigns Variable Annuity (2011) | Franklin Strategic Income VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Portfolio Company Name [Text Block]	Franklin Strategic Income VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	7.24%
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	3.10%
EliteDesigns Variable Annuity (2011) | Franklin U.S. Government Securities VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Government Bond
Portfolio Company Name [Text Block]	Franklin U.S. Government Securities VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	6.69%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.14%
EliteDesigns Variable Annuity (2011) | Goldman Sachs VIT International Equity Insights - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Goldman Sachs VIT International Equity Insights – Service Class
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	38.15%
Average Annual Total Returns, 5 Years [Percent]	10.80%
Average Annual Total Returns, 10 Years [Percent]	7.96%
EliteDesigns Variable Annuity (2011) | Goldman Sachs VIT Large Cap Value - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Goldman Sachs VIT Large Cap Value – Service Class
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	10.60%
Average Annual Total Returns, 5 Years [Percent]	11.00%
Average Annual Total Returns, 10 Years [Percent]	9.34%
EliteDesigns Variable Annuity (2011) | Goldman Sachs VIT Mid Cap Growth - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs VIT Mid Cap Growth – Service Class
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	7.36%
Average Annual Total Returns, 5 Years [Percent]	4.67%
Average Annual Total Returns, 10 Years [Percent]	11.58%
EliteDesigns Variable Annuity (2011) | Goldman Sachs VIT Mid Cap Value - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	Goldman Sachs VIT Mid Cap Value – Service Class
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	9.13%
Average Annual Total Returns, 5 Years [Percent]	9.77%
Average Annual Total Returns, 10 Years [Percent]	9.75%
EliteDesigns Variable Annuity (2011) | Goldman Sachs VIT Small Cap Equity Insights - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs VIT Small Cap Equity Insights – Service Class
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	15.82%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	10.57%
EliteDesigns Variable Annuity (2011) | Goldman Sachs VIT Strategic Growth - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs VIT Strategic Growth – Service Class
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	17.58%
Average Annual Total Returns, 5 Years [Percent]	12.47%
Average Annual Total Returns, 10 Years [Percent]	16.13%
EliteDesigns Variable Annuity (2011) | Guggenheim VIF Floating Rate Strategies
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Floating Rate Bond
Portfolio Company Name [Text Block]	Guggenheim VIF Floating Rate Strategies
Portfolio Company Adviser [Text Block]	Guggenheim Partners Investment Management, LLC
Current Expenses [Percent]	1.54%
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	4.12%
EliteDesigns Variable Annuity (2011) | Guggenheim VIF Global Managed Futures Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Guggenheim VIF Global Managed Futures Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	2.32%
Average Annual Total Returns, 1 Year [Percent]	3.65%
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	1.27%
EliteDesigns Variable Annuity (2011) | Guggenheim VIF High Yield
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Guggenheim VIF High Yield
Portfolio Company Adviser [Text Block]	Guggenheim Partners Investment Management, LLC
Current Expenses [Percent]	1.57%
Average Annual Total Returns, 1 Year [Percent]	6.84%
Average Annual Total Returns, 5 Years [Percent]	4.16%
Average Annual Total Returns, 10 Years [Percent]	5.55%
EliteDesigns Variable Annuity (2011) | Guggenheim VIF Multi-Hedge Strategies
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Guggenheim VIF Multi-Hedge Strategies
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.80%
Average Annual Total Returns, 1 Year [Percent]	1.25%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	1.62%
EliteDesigns Variable Annuity (2011) | Guggenheim VIF Total Return Bond
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	Guggenheim VIF Total Return Bond
Portfolio Company Adviser [Text Block]	Guggenheim Partners Investment Management, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	7.48%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	3.13%
EliteDesigns Variable Annuity (2011) | Invesco V.I. American Franchise - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Invesco V.I. American Franchise – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	11.39%
Average Annual Total Returns, 5 Years [Percent]	10.08%
Average Annual Total Returns, 10 Years [Percent]	14.58%
EliteDesigns Variable Annuity (2011) | Invesco V.I. American Value - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	Invesco V.I. American Value – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	20.76%
Average Annual Total Returns, 5 Years [Percent]	17.56%
Average Annual Total Returns, 10 Years [Percent]	12.01%
EliteDesigns Variable Annuity (2011) | Invesco V.I. Balanced-Risk Allocation - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	Invesco V.I. Balanced-Risk Allocation – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	8.69%
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	4.91%
EliteDesigns Variable Annuity (2011) | Invesco V.I. Comstock - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Invesco V.I. Comstock – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.14%
Average Annual Total Returns, 5 Years [Percent]	15.14%
Average Annual Total Returns, 10 Years [Percent]	11.67%
EliteDesigns Variable Annuity (2011) | Invesco V.I. Core Equity - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Invesco V.I. Core Equity – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.88%
Average Annual Total Returns, 5 Years [Percent]	12.52%
Average Annual Total Returns, 10 Years [Percent]	11.46%
EliteDesigns Variable Annuity (2011) | Invesco V.I. Discovery Mid Cap Growth - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Invesco V.I. Discovery Mid Cap Growth – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	4.53%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	11.10%
EliteDesigns Variable Annuity (2011) | Invesco V.I. Equally-Weighted SP 500 - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Invesco V.I. Equally-Weighted S&P 500 – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Capital Management LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	10.82%
Average Annual Total Returns, 5 Years [Percent]	9.89%
Average Annual Total Returns, 10 Years [Percent]	11.11%
EliteDesigns Variable Annuity (2011) | Invesco V.I. Equity and Income - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.52%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	8.64%
EliteDesigns Variable Annuity (2011) | Invesco V.I. EQV International Equity - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	16.23%
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	5.95%
EliteDesigns Variable Annuity (2011) | Invesco V.I. Global - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Invesco V.I. Global – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	15.02%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	10.72%
EliteDesigns Variable Annuity (2011) | Invesco V.I. Global Real Estate - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Invesco V.I. Global Real Estate – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	7.61%
Average Annual Total Returns, 5 Years [Percent]	1.49%
Average Annual Total Returns, 10 Years [Percent]	2.18%
EliteDesigns Variable Annuity (2011) | Invesco V.I. Global Strategic Income - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Portfolio Company Name [Text Block]	Invesco V.I. Global Strategic Income – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	1.39%
Average Annual Total Returns, 10 Years [Percent]	2.76%
EliteDesigns Variable Annuity (2011) | Invesco V.I. Government Securities - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Government Bond
Portfolio Company Name [Text Block]	Invesco V.I. Government Securities – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	(0.22%)
Average Annual Total Returns, 10 Years [Percent]	1.34%
EliteDesigns Variable Annuity (2011) | Invesco V.I. Growth and Income - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Invesco V.I. Growth and Income – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	15.30%
Average Annual Total Returns, 5 Years [Percent]	12.56%
Average Annual Total Returns, 10 Years [Percent]	10.46%
EliteDesigns Variable Annuity (2011) | Invesco V.I. Health Care - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Invesco V.I. Health Care – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	15.08%
Average Annual Total Returns, 5 Years [Percent]	3.54%
Average Annual Total Returns, 10 Years [Percent]	6.31%
EliteDesigns Variable Annuity (2011) | Invesco V.I. High Yield - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Invesco V.I. High Yield – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	6.35%
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	4.55%
EliteDesigns Variable Annuity (2011) | Invesco V.I. International Growth Fund - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	15.53%
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	5.34%
EliteDesigns Variable Annuity (2011) | Invesco V.I. Main Street Mid Cap Fund® - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Blend
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Mid Cap Fund® – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	8.96%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	9.08%
EliteDesigns Variable Annuity (2011) | Invesco V.I. Main Street Small Cap Fund® - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.44%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	10.31%
EliteDesigns Variable Annuity (2011) | Invesco V.I. S and P 500 Buffer Fund - December Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Speciality
Portfolio Company Name [Text Block]	Invesco V.I. S&P 500 Buffer Fund - December - Class II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	12.37%
EliteDesigns Variable Annuity (2011) | Invesco V.I. S and P 500 Buffer Fund - June Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Speciality
Portfolio Company Name [Text Block]	Invesco V.I. S&P 500 Buffer Fund - June - Class II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	13.35%
EliteDesigns Variable Annuity (2011) | Invesco V.I. S and P 500 Buffer Fund - March Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Speciality
Portfolio Company Name [Text Block]	Invesco V.I. S&P 500 Buffer Fund - March - Class II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	7.25%
EliteDesigns Variable Annuity (2011) | Invesco V.I. S and P 500 Buffer Fund - September Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Speciality
Portfolio Company Name [Text Block]	Invesco V.I. S&P 500 Buffer Fund - September - Class II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	12.63%
EliteDesigns Variable Annuity (2011) | Invesco V.I. Small Cap Equity - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Invesco V.I. Small Cap Equity – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	9.28%
EliteDesigns Variable Annuity (2011) | Janus Henderson VIT Enterprise - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson VIT Enterprise – Service Class
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	12.51%
EliteDesigns Variable Annuity (2011) | Janus Henderson VIT Forty - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson VIT Forty – Service Class
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	11.37%
Average Annual Total Returns, 10 Years [Percent]	15.96%
EliteDesigns Variable Annuity (2011) | Janus Henderson VIT Mid Cap Value - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	Janus Henderson VIT Mid Cap Value – Service Class
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	6.29%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	8.40%
EliteDesigns Variable Annuity (2011) | Janus Henderson VIT Overseas - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Janus Henderson VIT Overseas – Service Class
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	28.58%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	8.97%
EliteDesigns Variable Annuity (2011) | Janus Henderson VIT Research - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson VIT Research – Service Class
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	18.10%
Average Annual Total Returns, 5 Years [Percent]	13.83%
Average Annual Total Returns, 10 Years [Percent]	15.59%
EliteDesigns Variable Annuity (2011) | Lord Abbett Series Bond-Debenture VC - Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Portfolio Company Name [Text Block]	Lord Abbett Series Bond-Debenture VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.33%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	4.72%
EliteDesigns Variable Annuity (2011) | Lord Abbett Series Developing Growth VC - Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	Lord Abbett Series Developing Growth VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	14.59%
Average Annual Total Returns, 5 Years [Percent]	(1.17%)
Average Annual Total Returns, 10 Years [Percent]	11.03%
EliteDesigns Variable Annuity (2011) | Lord Abbett Series Dividend Growth VC - Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Series Dividend Growth VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	15.98%
Average Annual Total Returns, 5 Years [Percent]	12.34%
Average Annual Total Returns, 10 Years [Percent]	13.06%
EliteDesigns Variable Annuity (2011) | Lord Abbett Series Fundamental Equity VC - Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Series Fundamental Equity VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	14.29%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	9.75%
EliteDesigns Variable Annuity (2011) | Lord Abbett Series Growth and Income VC - Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Series Growth and Income VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.29%
Average Annual Total Returns, 5 Years [Percent]	13.34%
Average Annual Total Returns, 10 Years [Percent]	11.12%
EliteDesigns Variable Annuity (2011) | Lord Abbett Series Growth Opportunities VC - Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Lord Abbett Series Growth Opportunities VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	10.41%
EliteDesigns Variable Annuity (2011) | Lord Abbett Series Mid Cap Stock VC - Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	Lord Abbett Series Mid Cap Stock VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	7.05%
Average Annual Total Returns, 5 Years [Percent]	10.16%
Average Annual Total Returns, 10 Years [Percent]	7.98%
EliteDesigns Variable Annuity (2011) | Lord Abbett Series Total Return VC - Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	Lord Abbett Series Total Return VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	7.19%
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	2.27%
EliteDesigns Variable Annuity (2011) | LVIP American Century Inflation Protection - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Inflation-Protected Bond
Portfolio Company Name [Text Block]	LVIP American Century Inflation Protection – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	2.61%
EliteDesigns Variable Annuity (2011) | LVIP American Century International - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	LVIP American Century International – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	15.81%
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	6.27%
EliteDesigns Variable Annuity (2011) | LVIP American Century Mid Cap Value - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	LVIP American Century Mid Cap Value – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	8.83%
Average Annual Total Returns, 5 Years [Percent]	8.72%
Average Annual Total Returns, 10 Years [Percent]	8.96%
EliteDesigns Variable Annuity (2011) | LVIP American Century Value - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	LVIP American Century Value – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.85%
Average Annual Total Returns, 5 Years [Percent]	11.47%
Average Annual Total Returns, 10 Years [Percent]	10.07%
EliteDesigns Variable Annuity (2011) | LVIP Avantis Large Cap Value - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	LVIP Avantis Large Cap Value – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	14.56%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	10.12%
EliteDesigns Variable Annuity (2011) | LVIP JPMorgan Core Bond - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Core Bond
Portfolio Company Name [Text Block]	LVIP JPMorgan Core Bond – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	7.15%
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	1.85%
EliteDesigns Variable Annuity (2011) | LVIP JPMorgan Small Cap Core - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	LVIP JPMorgan Small Cap Core – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.00%
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	8.66%
EliteDesigns Variable Annuity (2011) | LVIP JPMorgan U.S. Equity - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	LVIP JPMorgan U.S. Equity – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	14.26%
Average Annual Total Returns, 5 Years [Percent]	13.40%
Average Annual Total Returns, 10 Years [Percent]	14.56%
EliteDesigns Variable Annuity (2011) | MFS® VIT Emerging Markets Equity - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Name [Text Block]	MFS® VIT Emerging Markets Equity – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	2.14%
Average Annual Total Returns, 1 Year [Percent]	33.35%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	7.65%
EliteDesigns Variable Annuity (2011) | MFS® VIT Global Tactical Allocation - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	MFS® VIT Global Tactical Allocation – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	15.21%
Average Annual Total Returns, 5 Years [Percent]	4.60%
Average Annual Total Returns, 10 Years [Percent]	5.40%
EliteDesigns Variable Annuity (2011) | MFS® VIT High Yield - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	MFS® VIT High Yield – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.47%
Average Annual Total Returns, 5 Years [Percent]	3.63%
Average Annual Total Returns, 10 Years [Percent]	5.30%
EliteDesigns Variable Annuity (2011) | MFS® VIT II MA Investors Growth Stock - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	MFS® VIT II MA Investors Growth Stock – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	9.61%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	13.98%
EliteDesigns Variable Annuity (2011) | MFS® VIT II Research International - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® VIT II Research International – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	21.75%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	7.27%
EliteDesigns Variable Annuity (2011) | MFS® VIT International Intrinsic Value - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® VIT International Intrinsic Value – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	32.96%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	9.68%
EliteDesigns Variable Annuity (2011) | MFS® VIT Investors Trust - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	MFS® VIT Investors Trust – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	12.21%
EliteDesigns Variable Annuity (2011) | MFS® VIT New Discovery - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	MFS® VIT New Discovery – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	(0.54%)
Average Annual Total Returns, 10 Years [Percent]	10.46%
EliteDesigns Variable Annuity (2011) | MFS® VIT Research - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	MFS® VIT Research – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	12.57%
Average Annual Total Returns, 5 Years [Percent]	10.87%
Average Annual Total Returns, 10 Years [Percent]	12.65%
EliteDesigns Variable Annuity (2011) | MFS® VIT Total Return - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	MFS® VIT Total Return – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.91%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	7.36%
EliteDesigns Variable Annuity (2011) | MFS® VIT Total Return Bond - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	MFS® VIT Total Return Bond – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(0.09%)
Average Annual Total Returns, 10 Years [Percent]	2.38%
EliteDesigns Variable Annuity (2011) | MFS® VIT Utilities - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	MFS® VIT Utilities – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	9.22%
EliteDesigns Variable Annuity (2011) | Morgan Stanley VIF Emerging Markets Debt - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Emerging Markets Bond
Portfolio Company Name [Text Block]	Morgan Stanley VIF Emerging Markets Debt – Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management, Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Limited
Current Expenses [Percent]	1.62%
Average Annual Total Returns, 1 Year [Percent]	15.24%
Average Annual Total Returns, 5 Years [Percent]	2.66%
Average Annual Total Returns, 10 Years [Percent]	4.46%
EliteDesigns Variable Annuity (2011) | Morgan Stanley VIF Emerging Markets Equity - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Name [Text Block]	Morgan Stanley VIF Emerging Markets Equity – Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management, Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Company
Current Expenses [Percent]	1.53%
Average Annual Total Returns, 1 Year [Percent]	32.90%
Average Annual Total Returns, 5 Years [Percent]	4.32%
Average Annual Total Returns, 10 Years [Percent]	7.21%
EliteDesigns Variable Annuity (2011) | Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	20.00%
Average Annual Total Returns, 5 Years [Percent]	10.55%
Average Annual Total Returns, 10 Years [Percent]	10.36%
EliteDesigns Variable Annuity (2011) | Morningstar Balanced ETF Asset Allocation Portfolio - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	7.25%
EliteDesigns Variable Annuity (2011) | Morningstar Conservative ETF Asset Allocation Portfolio - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Morningstar Conservative ETF Asset Allocation Portfolio – Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.82%
Average Annual Total Returns, 5 Years [Percent]	2.19%
Average Annual Total Returns, 10 Years [Percent]	3.50%
EliteDesigns Variable Annuity (2011) | Morningstar Growth ETF Asset Allocation Portfolio - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Morningstar Growth ETF Asset Allocation Portfolio – Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.91%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	9.05%
EliteDesigns Variable Annuity (2011) | Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	4.43%
Average Annual Total Returns, 10 Years [Percent]	5.46%
EliteDesigns Variable Annuity (2011) | NAA All Cap Value Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multi Cap Value
Portfolio Company Name [Text Block]	NAA All Cap Value Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	12.87%
Average Annual Total Returns, 5 Years [Percent]	11.12%
Average Annual Total Returns, 10 Years [Percent]	10.40%
EliteDesigns Variable Annuity (2011) | NAA Large Cap Value Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	NAA Large Cap Value Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	14.16%
Average Annual Total Returns, 5 Years [Percent]	12.15%
Average Annual Total Returns, 10 Years [Percent]	10.88%
EliteDesigns Variable Annuity (2011) | NAA Large Core Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	NAA Large Core Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	16.43%
Average Annual Total Returns, 5 Years [Percent]	13.65%
Average Annual Total Returns, 10 Years [Percent]	14.25%
EliteDesigns Variable Annuity (2011) | NAA Large Growth Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	NAA Large Growth Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	13.89%
Average Annual Total Returns, 10 Years [Percent]	17.04%
EliteDesigns Variable Annuity (2011) | NAA Mid Growth Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	NAA Mid Growth Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	2.17%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	10.63%
EliteDesigns Variable Annuity (2011) | NAA Small Cap Value Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Value
Portfolio Company Name [Text Block]	NAA Small Cap Value Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	3.30%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	7.65%
EliteDesigns Variable Annuity (2011) | NAA Small Growth Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	NAA Small Growth Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	6.58%
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	8.89%
EliteDesigns Variable Annuity (2011) | NAA SMid-Cap Value Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	NAA SMid-Cap Value Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	7.35%
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	9.97%
EliteDesigns Variable Annuity (2011) | NAA World Equity Income Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	NAA World Equity Income Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	22.75%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	9.99%
EliteDesigns Variable Annuity (2011) | Neuberger Berman Quality Equity Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Neuberger Berman Quality Equity Portfolio – Class I
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.74%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	12.94%
EliteDesigns Variable Annuity (2011) | Nomura VIP Asset Strategy - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	7.84%
EliteDesigns Variable Annuity (2011) | Nomura VIP Balanced - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Nomura VIP Balanced - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	7.85%
Average Annual Total Returns, 10 Years [Percent]	8.38%
EliteDesigns Variable Annuity (2011) | Nomura VIP Core Equity - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Nomura VIP Core Equity - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	15.30%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	13.78%
EliteDesigns Variable Annuity (2011) | Nomura VIP Energy - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Nomura VIP Energy - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	11.89%
Average Annual Total Returns, 5 Years [Percent]	18.61%
Average Annual Total Returns, 10 Years [Percent]	1.74%
EliteDesigns Variable Annuity (2011) | Nomura VIP Global Growth - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Nomura VIP Global Growth - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	17.93%
Average Annual Total Returns, 5 Years [Percent]	9.99%
Average Annual Total Returns, 10 Years [Percent]	10.71%
EliteDesigns Variable Annuity (2011) | Nomura VIP Growth - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Nomura VIP Growth - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	8.41%
Average Annual Total Returns, 5 Years [Percent]	11.89%
Average Annual Total Returns, 10 Years [Percent]	15.40%
EliteDesigns Variable Annuity (2011) | Nomura VIP High Income - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Nomura VIP High Income - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	5.56%
EliteDesigns Variable Annuity (2011) | Nomura VIP International Core Equity - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Nomura VIP International Core Equity - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	24.17%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	6.62%
EliteDesigns Variable Annuity (2011) | Nomura VIP Limited-Term Bond - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Short Term Bond
Portfolio Company Name [Text Block]	Nomura VIP Limited-Term Bond - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	4.70%
Average Annual Total Returns, 5 Years [Percent]	1.75%
Average Annual Total Returns, 10 Years [Percent]	2.12%
EliteDesigns Variable Annuity (2011) | Nomura VIP Mid Cap Growth - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Nomura VIP Mid Cap Growth - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	1.18%
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	10.66%
EliteDesigns Variable Annuity (2011) | Nomura VIP Natural Resources - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Nomura VIP Natural Resources - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Van Eck Associates Corporation; Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	37.75%
Average Annual Total Returns, 5 Years [Percent]	15.73%
Average Annual Total Returns, 10 Years [Percent]	6.94%
EliteDesigns Variable Annuity (2011) | Nomura VIP Science and Technology - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Nomura VIP Science and Technology - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	33.36%
Average Annual Total Returns, 5 Years [Percent]	13.71%
Average Annual Total Returns, 10 Years [Percent]	17.20%
EliteDesigns Variable Annuity (2011) | Nomura VIP Small Cap Growth - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Growth - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	13.39%
Average Annual Total Returns, 5 Years [Percent]	2.20%
Average Annual Total Returns, 10 Years [Percent]	8.69%
EliteDesigns Variable Annuity (2011) | Nomura VIP Smid Cap Core - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Nomura VIP Smid Cap Core - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	9.91%
EliteDesigns Variable Annuity (2011) | Nomura VIP Value - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Nomura VIP Value - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	9.41%
Average Annual Total Returns, 5 Years [Percent]	9.49%
Average Annual Total Returns, 10 Years [Percent]	8.92%
EliteDesigns Variable Annuity (2011) | PIMCO VIT All Asset - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	PIMCO VIT All Asset – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Portfolio Company Subadviser [Text Block]	Research Affiliates LLC
Current Expenses [Percent]	2.32%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	6.67%
EliteDesigns Variable Annuity (2011) | PIMCO VIT CommodityRealReturn Strategy - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	PIMCO VIT CommodityRealReturn Strategy – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	3.48%
Average Annual Total Returns, 1 Year [Percent]	18.85%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	6.43%
EliteDesigns Variable Annuity (2011) | PIMCO VIT Emerging Markets Bond - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Emerging Markets Bond
Portfolio Company Name [Text Block]	PIMCO VIT Emerging Markets Bond – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	4.96%
EliteDesigns Variable Annuity (2011) | PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	12.76%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	2.36%
EliteDesigns Variable Annuity (2011) | PIMCO VIT Global Managed Asset Allocation - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	PIMCO VIT Global Managed Asset Allocation – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.51%
Average Annual Total Returns, 1 Year [Percent]	21.77%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	7.88%
EliteDesigns Variable Annuity (2011) | PIMCO VIT High Yield - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	PIMCO VIT High Yield – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	8.85%
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	5.47%
EliteDesigns Variable Annuity (2011) | PIMCO VIT International Bond Portfolio (Unhedged) - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Bond
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (Unhedged) – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	10.04%
Average Annual Total Returns, 5 Years [Percent]	(3.37%)
Average Annual Total Returns, 10 Years [Percent]	0.86%
EliteDesigns Variable Annuity (2011) | PIMCO VIT Low Duration - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Short Term Bond
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	1.69%
EliteDesigns Variable Annuity (2011) | PIMCO VIT Real Return - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO VIT Real Return – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	7.74%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	3.11%
EliteDesigns Variable Annuity (2011) | PIMCO VIT Short-Term - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Short Term Bond
Portfolio Company Name [Text Block]	PIMCO VIT Short-Term – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	4.57%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	2.65%
EliteDesigns Variable Annuity (2011) | PIMCO VIT Total Return - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	PIMCO VIT Total Return – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.78%
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	2.26%
EliteDesigns Variable Annuity (2011) | Putnam VT Core Equity - Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multi Cap Blend
Portfolio Company Name [Text Block]	Putnam VT Core Equity – Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	16.81%
Average Annual Total Returns, 5 Years [Percent]	15.96%
Average Annual Total Returns, 10 Years [Percent]	15.20%
EliteDesigns Variable Annuity (2011) | Putnam VT Diversified Income - Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Portfolio Company Name [Text Block]	Putnam VT Diversified Income – Class IB
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	1.81%
Average Annual Total Returns, 10 Years [Percent]	3.03%
EliteDesigns Variable Annuity (2011) | Putnam VT Global Asset Allocation - Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	Putnam VT Global Asset Allocation – Class IB
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited; The Putnam Advisory Company, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	14.38%
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	8.43%
EliteDesigns Variable Annuity (2011) | Putnam VT High Yield - Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Putnam VT High Yield – Class IB
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	8.67%
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	5.70%
EliteDesigns Variable Annuity (2011) | Putnam VT Income - Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	Putnam VT Income – Class IB
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.25%
Average Annual Total Returns, 5 Years [Percent]	(1.13%)
Average Annual Total Returns, 10 Years [Percent]	1.89%
EliteDesigns Variable Annuity (2011) | Putnam VT Large Cap Growth - Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Putnam VT Large Cap Growth – Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.34%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	17.66%
EliteDesigns Variable Annuity (2011) | Putnam VT Large Cap Value - Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value – Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	20.35%
Average Annual Total Returns, 5 Years [Percent]	15.38%
Average Annual Total Returns, 10 Years [Percent]	13.30%
EliteDesigns Variable Annuity (2011) | Putnam VT Small Cap Growth - Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	Putnam VT Small Cap Growth – Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	8.80%
Average Annual Total Returns, 5 Years [Percent]	6.18%
Average Annual Total Returns, 10 Years [Percent]	11.45%
EliteDesigns Variable Annuity (2011) | Rydex VIF Banking
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Banking
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	23.74%
Average Annual Total Returns, 5 Years [Percent]	11.69%
Average Annual Total Returns, 10 Years [Percent]	8.98%
EliteDesigns Variable Annuity (2011) | Rydex VIF Basic Materials
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Basic Materials
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	32.89%
Average Annual Total Returns, 5 Years [Percent]	9.42%
Average Annual Total Returns, 10 Years [Percent]	11.58%
EliteDesigns Variable Annuity (2011) | Rydex VIF Biotechnology
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Biotechnology
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.84%
Average Annual Total Returns, 1 Year [Percent]	30.12%
Average Annual Total Returns, 5 Years [Percent]	3.55%
Average Annual Total Returns, 10 Years [Percent]	5.42%
EliteDesigns Variable Annuity (2011) | Rydex VIF Commodities Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Commodities Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.96%
Average Annual Total Returns, 1 Year [Percent]	4.89%
Average Annual Total Returns, 5 Years [Percent]	12.80%
Average Annual Total Returns, 10 Years [Percent]	4.76%
EliteDesigns Variable Annuity (2011) | Rydex VIF Consumer Products
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Consumer Products
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.84%
Average Annual Total Returns, 1 Year [Percent]	(3.52%)
Average Annual Total Returns, 5 Years [Percent]	1.32%
Average Annual Total Returns, 10 Years [Percent]	3.80%
EliteDesigns Variable Annuity (2011) | Rydex VIF Dow 2x Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Dow 2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.95%
Average Annual Total Returns, 1 Year [Percent]	19.49%
Average Annual Total Returns, 5 Years [Percent]	14.77%
Average Annual Total Returns, 10 Years [Percent]	18.17%
EliteDesigns Variable Annuity (2011) | Rydex VIF Electronics
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Electronics
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	41.49%
Average Annual Total Returns, 5 Years [Percent]	18.80%
Average Annual Total Returns, 10 Years [Percent]	23.66%
EliteDesigns Variable Annuity (2011) | Rydex VIF Energy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Energy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.84%
Average Annual Total Returns, 1 Year [Percent]	7.51%
Average Annual Total Returns, 5 Years [Percent]	19.52%
Average Annual Total Returns, 10 Years [Percent]	4.64%
EliteDesigns Variable Annuity (2011) | Rydex VIF Energy Services
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Energy Services
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.84%
Average Annual Total Returns, 1 Year [Percent]	1.74%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	(5.65%)
EliteDesigns Variable Annuity (2011) | Rydex VIF Europe 1.25x Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Rydex VIF Europe 1.25x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.97%
Average Annual Total Returns, 1 Year [Percent]	36.46%
Average Annual Total Returns, 5 Years [Percent]	10.40%
Average Annual Total Returns, 10 Years [Percent]	7.59%
EliteDesigns Variable Annuity (2011) | Rydex VIF Financial Services
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Financial Services
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.88%
Average Annual Total Returns, 1 Year [Percent]	10.76%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	9.88%
EliteDesigns Variable Annuity (2011) | Rydex VIF Government Long Bond 1.2x Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Government Bond
Portfolio Company Name [Text Block]	Rydex VIF Government Long Bond 1.2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.51%
Average Annual Total Returns, 1 Year [Percent]	1.67%
Average Annual Total Returns, 5 Years [Percent]	(13.64%)
Average Annual Total Returns, 10 Years [Percent]	(3.35%)
EliteDesigns Variable Annuity (2011) | Rydex VIF Health Care
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Health Care
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.84%
Average Annual Total Returns, 1 Year [Percent]	14.07%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	7.44%
EliteDesigns Variable Annuity (2011) | Rydex VIF High Yield Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Rydex VIF High Yield Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.80%
Average Annual Total Returns, 1 Year [Percent]	9.87%
Average Annual Total Returns, 5 Years [Percent]	3.52%
Average Annual Total Returns, 10 Years [Percent]	4.77%
EliteDesigns Variable Annuity (2011) | Rydex VIF Internet
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Internet
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.84%
Average Annual Total Returns, 1 Year [Percent]	18.50%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	11.93%
EliteDesigns Variable Annuity (2011) | Rydex VIF Inverse Dow 2x Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Inverse Dow 2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.94%
Average Annual Total Returns, 1 Year [Percent]	(20.69%)
Average Annual Total Returns, 5 Years [Percent]	(18.02%)
Average Annual Total Returns, 10 Years [Percent]	(25.05%)
EliteDesigns Variable Annuity (2011) | Rydex VIF Inverse Government Long Bond Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Inverse Government Long Bond Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	5.82%
Average Annual Total Returns, 1 Year [Percent]	1.85%
Average Annual Total Returns, 5 Years [Percent]	12.87%
Average Annual Total Returns, 10 Years [Percent]	1.41%
EliteDesigns Variable Annuity (2011) | Rydex VIF Inverse Mid-Cap Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Inverse Mid-Cap Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	2.03%
Average Annual Total Returns, 1 Year [Percent]	(5.11%)
Average Annual Total Returns, 5 Years [Percent]	(7.51%)
Average Annual Total Returns, 10 Years [Percent]	(10.94%)
EliteDesigns Variable Annuity (2011) | Rydex VIF Inverse NASDAQ-100® Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Inverse NASDAQ-100® Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.98%
Average Annual Total Returns, 1 Year [Percent]	(16.18%)
Average Annual Total Returns, 5 Years [Percent]	(13.53%)
Average Annual Total Returns, 10 Years [Percent]	(17.67%)
EliteDesigns Variable Annuity (2011) | Rydex VIF Inverse Russell 2000® Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Inverse Russell 2000® Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.98%
Average Annual Total Returns, 1 Year [Percent]	(9.58%)
Average Annual Total Returns, 5 Years [Percent]	(6.24%)
Average Annual Total Returns, 10 Years [Percent]	(11.19%)
EliteDesigns Variable Annuity (2011) | Rydex VIF Inverse SP 500 Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Inverse S&P 500 Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.94%
Average Annual Total Returns, 1 Year [Percent]	(11.76%)
Average Annual Total Returns, 5 Years [Percent]	(10.49%)
Average Annual Total Returns, 10 Years [Percent]	(12.91%)
EliteDesigns Variable Annuity (2011) | Rydex VIF Japan 2x Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Rydex VIF Japan 2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.73%
Average Annual Total Returns, 1 Year [Percent]	51.54%
Average Annual Total Returns, 5 Years [Percent]	0.16%
Average Annual Total Returns, 10 Years [Percent]	9.51%
EliteDesigns Variable Annuity (2011) | Rydex VIF Leisure
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Leisure
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.84%
Average Annual Total Returns, 1 Year [Percent]	8.47%
Average Annual Total Returns, 5 Years [Percent]	2.50%
Average Annual Total Returns, 10 Years [Percent]	7.27%
EliteDesigns Variable Annuity (2011) | Rydex VIF Mid-Cap 1.5x Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Blend
Portfolio Company Name [Text Block]	Rydex VIF Mid-Cap 1.5x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.92%
Average Annual Total Returns, 1 Year [Percent]	5.04%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	11.16%
EliteDesigns Variable Annuity (2011) | Rydex VIF NASDAQ-100®
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Rydex VIF NASDAQ-100®
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	19.04%
Average Annual Total Returns, 5 Years [Percent]	13.32%
Average Annual Total Returns, 10 Years [Percent]	17.60%
EliteDesigns Variable Annuity (2011) | Rydex VIF NASDAQ-100® 2x Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Rydex VIF NASDAQ-100® 2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	2.00%
Average Annual Total Returns, 1 Year [Percent]	29.24%
Average Annual Total Returns, 5 Years [Percent]	18.83%
Average Annual Total Returns, 10 Years [Percent]	29.69%
EliteDesigns Variable Annuity (2011) | Rydex VIF Nova
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Rydex VIF Nova
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.80%
Average Annual Total Returns, 1 Year [Percent]	20.87%
Average Annual Total Returns, 5 Years [Percent]	16.53%
Average Annual Total Returns, 10 Years [Percent]	17.73%
EliteDesigns Variable Annuity (2011) | Rydex VIF Precious Metals
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Precious Metals
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.73%
Average Annual Total Returns, 1 Year [Percent]	147.37%
Average Annual Total Returns, 5 Years [Percent]	17.52%
Average Annual Total Returns, 10 Years [Percent]	21.08%
EliteDesigns Variable Annuity (2011) | Rydex VIF Real Estate
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Real Estate
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	2.88%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	4.00%
EliteDesigns Variable Annuity (2011) | Rydex VIF Retailing
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Retailing
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	10.18%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	9.18%
EliteDesigns Variable Annuity (2011) | Rydex VIF Russell 2000® 1.5x Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Rydex VIF Russell 2000® 1.5x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.99%
Average Annual Total Returns, 1 Year [Percent]	12.47%
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	9.25%
EliteDesigns Variable Annuity (2011) | Rydex VIF Russell 2000® 2x Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Rydex VIF Russell 2000® 2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.98%
Average Annual Total Returns, 1 Year [Percent]	12.07%
Average Annual Total Returns, 5 Years [Percent]	1.43%
Average Annual Total Returns, 10 Years [Percent]	9.07%
EliteDesigns Variable Annuity (2011) | Rydex VIF SP 500 2x Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Rydex VIF S&P 500 2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	2.00%
Average Annual Total Returns, 1 Year [Percent]	25.28%
Average Annual Total Returns, 5 Years [Percent]	19.77%
Average Annual Total Returns, 10 Years [Percent]	21.33%
EliteDesigns Variable Annuity (2011) | Rydex VIF SP 500 Pure Growth
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Rydex VIF S&P 500 Pure Growth
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	6.62%
Average Annual Total Returns, 10 Years [Percent]	10.34%
EliteDesigns Variable Annuity (2011) | Rydex VIF SP 500 Pure Value
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Rydex VIF S&P 500 Pure Value
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	16.02%
Average Annual Total Returns, 5 Years [Percent]	12.00%
Average Annual Total Returns, 10 Years [Percent]	8.64%
EliteDesigns Variable Annuity (2011) | Rydex VIF SP MidCap 400 Pure Growth
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Rydex VIF S&P MidCap 400 Pure Growth
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	6.85%
EliteDesigns Variable Annuity (2011) | Rydex VIF SP MidCap 400 Pure Value
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	Rydex VIF S&P MidCap 400 Pure Value
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	6.12%
Average Annual Total Returns, 5 Years [Percent]	12.00%
Average Annual Total Returns, 10 Years [Percent]	10.60%
EliteDesigns Variable Annuity (2011) | Rydex VIF SP SmallCap 600 Pure Growth
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	Rydex VIF S&P SmallCap 600 Pure Growth
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	8.59%
Average Annual Total Returns, 5 Years [Percent]	2.89%
Average Annual Total Returns, 10 Years [Percent]	6.53%
EliteDesigns Variable Annuity (2011) | Rydex VIF SP SmallCap 600 Pure Value
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Value
Portfolio Company Name [Text Block]	Rydex VIF S&P SmallCap 600 Pure Value
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	6.77%
Average Annual Total Returns, 5 Years [Percent]	12.03%
Average Annual Total Returns, 10 Years [Percent]	7.65%
EliteDesigns Variable Annuity (2011) | Rydex VIF Strengthening Dollar 2x Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Strengthening Dollar 2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	2.14%
Average Annual Total Returns, 1 Year [Percent]	(14.29%)
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	1.80%
EliteDesigns Variable Annuity (2011) | Rydex VIF Technology
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Technology
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	25.70%
Average Annual Total Returns, 5 Years [Percent]	12.27%
Average Annual Total Returns, 10 Years [Percent]	18.37%
EliteDesigns Variable Annuity (2011) | Rydex VIF Telecommunications
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Telecommunications
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	31.13%
Average Annual Total Returns, 5 Years [Percent]	5.45%
Average Annual Total Returns, 10 Years [Percent]	6.64%
EliteDesigns Variable Annuity (2011) | Rydex VIF Transportation
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Transportation
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	8.06%
EliteDesigns Variable Annuity (2011) | Rydex VIF U.S. Government Money Market
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Rydex VIF U.S. Government Money Market
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	2.84%
Average Annual Total Returns, 5 Years [Percent]	2.22%
Average Annual Total Returns, 10 Years [Percent]	1.26%
EliteDesigns Variable Annuity (2011) | Rydex VIF Utilities
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Utilities
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.84%
Average Annual Total Returns, 1 Year [Percent]	17.07%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	8.60%
EliteDesigns Variable Annuity (2011) | Rydex VIF Weakening Dollar 2x Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Weakening Dollar 2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	2.14%
Average Annual Total Returns, 1 Year [Percent]	18.97%
Average Annual Total Returns, 5 Years [Percent]	(5.72%)
Average Annual Total Returns, 10 Years [Percent]	(2.86%)
EliteDesigns Variable Annuity (2011) | T. Rowe Price Blue Chip Growth - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth – Class II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	18.43%
Average Annual Total Returns, 5 Years [Percent]	11.41%
Average Annual Total Returns, 10 Years [Percent]	15.25%
EliteDesigns Variable Annuity (2011) | T. Rowe Price Equity Income - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income – Class II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	14.07%
Average Annual Total Returns, 5 Years [Percent]	10.89%
Average Annual Total Returns, 10 Years [Percent]	10.24%
EliteDesigns Variable Annuity (2011) | T. Rowe Price Health Sciences - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	T. Rowe Price Health Sciences – Class II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	17.80%
Average Annual Total Returns, 5 Years [Percent]	3.86%
Average Annual Total Returns, 10 Years [Percent]	8.70%
EliteDesigns Variable Annuity (2011) | T. Rowe Price Limited-Term Bond - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Short Term Bond
Portfolio Company Name [Text Block]	T. Rowe Price Limited-Term Bond – Class II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.46%
Average Annual Total Returns, 5 Years [Percent]	1.91%
Average Annual Total Returns, 10 Years [Percent]	2.09%
EliteDesigns Variable Annuity (2011) | Templeton Emerging Markets VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Name [Text Block]	Templeton Emerging Markets VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	46.27%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	10.40%
EliteDesigns Variable Annuity (2011) | Templeton Foreign VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	29.19%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	5.75%
EliteDesigns Variable Annuity (2011) | Templeton Global Bond VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	(0.15%)
EliteDesigns Variable Annuity (2011) | Templeton Growth VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Templeton Growth VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	23.83%
Average Annual Total Returns, 5 Years [Percent]	7.95%
Average Annual Total Returns, 10 Years [Percent]	7.04%
EliteDesigns Variable Annuity (2011) | Third Avenue Value
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	World Large Stock
Portfolio Company Name [Text Block]	Third Avenue Value
Portfolio Company Adviser [Text Block]	Third Avenue Management LLC
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	34.85%
Average Annual Total Returns, 5 Years [Percent]	17.68%
Average Annual Total Returns, 10 Years [Percent]	9.66%
EliteDesigns Variable Annuity (2011) | TOPS® Aggressive ETF - Investor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Aggressive ETF – Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	18.53%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	9.99%
EliteDesigns Variable Annuity (2011) | TOPS® Balanced ETF - Investor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Balanced ETF – Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.59%
Average Annual Total Returns, 5 Years [Percent]	5.26%
Average Annual Total Returns, 10 Years [Percent]	6.10%
EliteDesigns Variable Annuity (2011) | TOPS® Conservative ETF - Investor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Conservative ETF – Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.76%
Average Annual Total Returns, 5 Years [Percent]	4.09%
Average Annual Total Returns, 10 Years [Percent]	4.77%
EliteDesigns Variable Annuity (2011) | TOPS® Managed Risk Balanced ETF - Investor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Managed Risk Balanced ETF – Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	(1.85%)
Average Annual Total Returns, 10 Years [Percent]	1.85%
EliteDesigns Variable Annuity (2011) | TOPS® Managed Risk Moderate ETF - Investor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Managed Risk Moderate ETF – Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	10.50%
Average Annual Total Returns, 5 Years [Percent]	3.15%
Average Annual Total Returns, 10 Years [Percent]	4.73%
EliteDesigns Variable Annuity (2011) | TOPS® Managed Risk Moderately Aggressive ETF - Investor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Managed Risk Moderately Aggressive ETF – Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.58%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	5.93%
EliteDesigns Variable Annuity (2011) | TOPS® Moderate ETF - Investor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Moderate ETF – Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	14.87%
Average Annual Total Returns, 5 Years [Percent]	6.66%
Average Annual Total Returns, 10 Years [Percent]	7.63%
EliteDesigns Variable Annuity (2011) | TOPS® Moderately Aggressive ETF - Investor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Moderately Aggressive ETF – Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	17.74%
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	9.12%
EliteDesigns Variable Annuity (2011) | VanEck VIP Global Gold - Class S
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	VanEck VIP Global Gold – Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.47%
Average Annual Total Returns, 1 Year [Percent]	164.43%
Average Annual Total Returns, 5 Years [Percent]	20.00%
Average Annual Total Returns, 10 Years [Percent]	20.89%
EliteDesigns Variable Annuity (2011) | VanEck VIP Global Resources - Class S
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	VanEck VIP Global Resources – Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	36.17%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	8.06%
EliteDesigns Variable Annuity (2011) | Vanguard® VIF Balanced
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Vanguard® VIF Balanced
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	16.46%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	10.03%
EliteDesigns Variable Annuity (2011) | Vanguard® VIF Capital Growth
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Vanguard® VIF Capital Growth
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	28.98%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	14.96%
EliteDesigns Variable Annuity (2011) | Vanguard® VIF Conservative Allocation
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Vanguard® VIF Conservative Allocation
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	6.14%
EliteDesigns Variable Annuity (2011) | Vanguard® VIF Diversified Value
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Vanguard® VIF Diversified Value
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC; Aristotle Capital Management, LLC; Harris Associates L.P.
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	16.83%
Average Annual Total Returns, 5 Years [Percent]	13.24%
Average Annual Total Returns, 10 Years [Percent]	11.76%
EliteDesigns Variable Annuity (2011) | Vanguard® VIF Equity Income
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Vanguard® VIF Equity Income
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP; The Vanguard Group, Inc.
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	16.80%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	11.52%
EliteDesigns Variable Annuity (2011) | Vanguard® VIF Equity Index
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Vanguard® VIF Equity Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	17.70%
Average Annual Total Returns, 5 Years [Percent]	14.27%
Average Annual Total Returns, 10 Years [Percent]	14.66%
EliteDesigns Variable Annuity (2011) | Vanguard® VIF Global Bond Index
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	Vanguard® VIF Global Bond Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	(0.41%)
EliteDesigns Variable Annuity (2011) | Vanguard® VIF Growth
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Vanguard® VIF Growth
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	16.89%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	15.58%
EliteDesigns Variable Annuity (2011) | Vanguard® VIF High Yield Bond
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Vanguard® VIF High Yield Bond
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP; The Vanguard Group, Inc.
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	5.62%
EliteDesigns Variable Annuity (2011) | Vanguard® VIF International
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Vanguard® VIF International
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd; Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	19.97%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	10.48%
EliteDesigns Variable Annuity (2011) | Vanguard® VIF Mid-Cap Index
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Blend
Portfolio Company Name [Text Block]	Vanguard® VIF Mid-Cap Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	11.54%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	10.77%
EliteDesigns Variable Annuity (2011) | Vanguard® VIF Moderate Allocation
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Vanguard® VIF Moderate Allocation
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	16.19%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	8.14%
EliteDesigns Variable Annuity (2011) | Vanguard® VIF Real Estate Index
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Vanguard® VIF Real Estate Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	5.08%
EliteDesigns Variable Annuity (2011) | Vanguard® VIF Short Term Investment Grade
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Short Term Bond
Portfolio Company Name [Text Block]	Vanguard® VIF Short Term Investment Grade
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.85%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	2.81%
EliteDesigns Variable Annuity (2011) | Vanguard® VIF Small Company Growth
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	Vanguard® VIF Small Company Growth
Portfolio Company Adviser [Text Block]	ArrowMark Colorado Holdings, LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	3.81%
Average Annual Total Returns, 10 Years [Percent]	9.61%
EliteDesigns Variable Annuity (2011) | Vanguard® VIF Total Bond Market Index
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	Vanguard® VIF Total Bond Market Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.90%
EliteDesigns Variable Annuity (2011) | Vanguard® VIF Total International Stock Market Index
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Vanguard® VIF Total International Stock Market Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	32.04%
Average Annual Total Returns, 5 Years [Percent]	7.88%
EliteDesigns Variable Annuity (2011) | Vanguard® VIF Total Stock Market Index
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Vanguard® VIF Total Stock Market Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	12.98%
Average Annual Total Returns, 10 Years [Percent]	14.10%
EliteDesigns Variable Annuity (2011) | Victory Pioneer Bond VCT - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	Victory Pioneer Bond VCT – Class II
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	8.88%
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	2.59%
EliteDesigns Variable Annuity (2011) | Victory Pioneer Equity Income VCT - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Victory Pioneer Equity Income VCT - Class II
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.14%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	9.11%
EliteDesigns Variable Annuity (2011) | Victory Pioneer High Yield VCT - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Victory Pioneer High Yield VCT - Class II
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	7.92%
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	5.16%
EliteDesigns Variable Annuity (2011) | Victory Pioneer Strategic Income VCT - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Portfolio Company Name [Text Block]	Victory Pioneer Strategic Income VCT - Class II
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.96%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Average Annual Total Returns, 5 Years [Percent]	1.99%
Average Annual Total Returns, 10 Years [Percent]	3.64%
EliteDesigns Variable Annuity (2011) | Virtus Duff Phelps Real Estate Securities Series - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Virtus Duff & Phelps Real Estate Securities Series – Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	0.72%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	5.95%
EliteDesigns Variable Annuity (2011) | Virtus KAR Small-Cap Growth Series - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	Virtus KAR Small-Cap Growth Series – Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Kayne Anderson Rudnick Investment Management LLC
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	(22.62%)
Average Annual Total Returns, 5 Years [Percent]	(5.76%)
Average Annual Total Returns, 10 Years [Percent]	11.33%
EliteDesigns Variable Annuity (2011) | Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Portfolio Company Name [Text Block]	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Newfleet Asset Management
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	7.58%
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	4.23%
EliteDesigns Variable Annuity (2011) | Virtus SGA International Growth Series - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Virtus SGA International Growth Series – Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Sustainable Growth Advisers, LP
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	9.26%
Average Annual Total Returns, 5 Years [Percent]	1.42%
Average Annual Total Returns, 10 Years [Percent]	4.10%
EliteDesigns Variable Annuity (2011) | Virtus Tactical Allocation Series - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Virtus Tactical Allocation Series – Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Kayne Anderson Rudnick Investment Management, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	6.79%
Average Annual Total Returns, 5 Years [Percent]	2.09%
Average Annual Total Returns, 10 Years [Percent]	7.77%
EliteDesigns Variable Annuity (2011) | Voya MidCap Opportunities Portfolio - Class S2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Voya MidCap Opportunities Portfolio – Class S2
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.47%
Average Annual Total Returns, 1 Year [Percent]	3.49%
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	10.53%
EliteDesigns Variable Annuity (2011) | VY® CBRE Global Real Estate Portfolio - Class S2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	VY® CBRE Global Real Estate Portfolio – Class S2
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets, LLC
Current Expenses [Percent]	1.52%
Average Annual Total Returns, 1 Year [Percent]	6.35%
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	3.57%
EliteDesigns Variable Annuity (2011) | VY Columbia Real Estate Portfolio - Class S2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	VY® Columbia Real Estate Portfolio – Class S2
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(0.10%)
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	4.64%
EliteDesigns Variable Annuity (2011) | Western Asset Variable Global High Yield Bond - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Western Asset Variable Global High Yield Bond – Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Limited (London); Western Asset Management Company Pte. Ltd. (Singapore)
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	9.95%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	5.09%
EliteDesigns Variable Annuity (2011) | Previously Offered [Member]
Item 3. Key Information [Line Items]
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.25%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.45%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.09%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	5.82%
Optional Benefits Minimum [Percent]	0.10%
Optional Benefits Maximum [Percent]	0.10%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Contract Value allocated to the Separate Account. The Base Contract Annual Fee is 0.55% during the Annuity Period.
Optional Benefits Footnotes [Text Block]	As a percentage of Contract ValueThis is the Optional Benefit Expense for Contracts issued before December 28, 2012.
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund average net assets
EliteDesigns Variable Annuity (2011) | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●The death benefit will be reduced by any uncollected premium tax.
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it. If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner, and instructions regarding payment. If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable as of the date the Company receives due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any applicable death benefit will terminate at the Annuity Start Date without value. See “Annuity Options.” The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company. If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax. The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. Under a Qualified Contract, most non-spouse Designated Beneficiaries will be required to receive all proceeds within ten years. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.
Calculation Method of Benefit [Text Block]	Example of the Impact of Advisory Fee Withdrawals on Contract Value and the Standard Death Benefit over Time. Assume: (i)The initial Purchase Payment is $100,000 and no additional Purchase Payments are added to the Contract. (ii)The Contract Value grows at an annual rate of 3%. (iii)An advisory fee withdrawal of $1,000 is taken each Contract Year at the end of the Contract Year.
Beginning of Contract Year	Contract Value Prior to Advisory Fee Withdrawal	Advisory Fee Withdrawal	Contract Value After Advisory Fee Withdrawal	Death Benefit After Advisory Fee Withdrawal
1	$100,000.00	$1,000.00	$102,000.00	$102,000.00
2	$102,000.00	$1,000.00	$104,060.00	$104,060.00
3	$104,060.00	$1,000.00	$106,181.80	$106,181.80
4	$106,181.80	$1,000.00	$108,367.25	$108,367.25
5	$108,367.25	$1,000.00	$110,618.27	$110,618.27
6	$110,618.27	$1,000.00	$112,936.82	$112,936.82
7	$112,936.82	$1,000.00	$115,324.92	$115,324.92
8	$115,324.92	$1,000.00	$117,784.67	$117,784.67
9	$117,784.67	$1,000.00	$120,318.21	$120,318.21
10	$120,318.21	$1,000.00	$122,927.76	$122,927.76
11	$122,927.76	$1,000.00	$125,615.59	$125,615.59
12	$125,615.59	$1,000.00	$128,384.06	$128,384.06
13	$128,384.06	$1,000.00	$131,235.58	$131,235.58
14	$131,235.58	$1,000.00	$134,172.65	$134,172.65
15	$134,172.65	$1,000.00	$137,197.83	$137,197.83
16	$137,197.83	$1,000.00	$140,313.76	$140,313.76
17	$140,313.76	$1,000.00	$143,523.18	$143,523.18
18	$143,523.18	$1,000.00	$146,828.87	$146,828.87
19	$146,828.87	$1,000.00	$150,233.74	$150,233.74
20	$150,233.74	$1,000.00	$153,740.75	$153,740.75
21	$153,740.75	$1,000.00	$157,352.97	$157,352.97
As the table above demonstrates, withdrawals to pay advisory fees taken over time will decrease the Contract Value. If the death benefit is equal to the Contract Value, such death benefit will also decrease as a result of withdrawals to pay advisory fees.
EliteDesigns Variable Annuity (2011) | Dollar Cost Averaging Option
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging Option
Purpose of Benefit [Text Block]	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●The minimum amount that may be transferred to any one Subaccount is $25.00.●The Company may discontinue, modify, or suspend Dollar Cost Averaging at any time.●Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted.●After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.
Name of Benefit [Text Block]	Dollar Cost Averaging Option
Operation of Benefit [Text Block]	Dollar Cost Averaging Option — For no additional charge, prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses. A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year. After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, as of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.” You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received by the Company. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.
EliteDesigns Variable Annuity (2011) | Asset Reallocation Option
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Asset Reallocation Option
Purpose of Benefit [Text Block]	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Name of Benefit [Text Block]	Asset Reallocation Option
Operation of Benefit [Text Block]	Asset Reallocation Option — For no additional charge, prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses. To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount. Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, as of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.” You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee, for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option.
EliteDesigns Variable Annuity (2011) | Automatic Investment Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Investment Program
Purpose of Benefit [Text Block]	A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is reduced to $50.
Name of Benefit [Text Block]	Automatic Investment Program
EliteDesigns Variable Annuity (2011) | Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to set up periodic automatic payments of a certain percentage or dollar amount of your Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Each payment must be at least $100 (unless we consent otherwise).●Withdrawals may be subject to income tax and penalties.●If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
Name of Benefit [Text Block]	Systematic Withdrawals
Operation of Benefit [Text Block]	Systematic Withdrawals — For no additional charge, the Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable. Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charges and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.” If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options. In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero. The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts. The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”
EliteDesigns Variable Annuity (2011) | Return of Premium Death Benefit
Item 3. Key Information [Line Items]
Optional Benefits Footnotes [Text Block]	This is the Optional Benefit Expense for Contracts issued on or after December 28, 2012.
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Offered Starting [Date]	Dec. 28, 2012
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Premium Death Benefit
Purpose of Benefit [Text Block]	Provides an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Brief Restrictions / Limitations [Text Block]	●The rider is only available at issue. You cannot change or cancel the rider after it has been issued.●We will reduce the death benefit offered under this rider by any uncollected premium tax.●If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.●The Owner and any Joint Owner must be 80 or younger on the Contract Date.●Certain withdrawals could significantly reduce or even terminate the benefit, including systematic withdrawals and withdrawals used to pay investment adviser fees.●The Company will continue to deduct the rider charge after the Annuity Start Date if you elect Annuity Option 5 or 6.●Withdrawals (including withdrawals to pay advisory fees) reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.
Name of Benefit [Text Block]	Return of Premium Death Benefit
Operation of Benefit [Text Block]	Return of Premium Death Benefit — For an additional charge, as reflected in the Fee Table, under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.” The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Calculation Method of Benefit [Text Block]	How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of: 1.Contract Value; or 2.The sum of all Purchase Payments (not including any Credit Enhancements) less an adjustment for any withdrawals and withdrawal charges (including systematic withdrawals and withdrawals to pay investment advisory fees). In the event of a withdrawal (including a systematic withdrawal or a withdrawal to pay investment advisory fees), we reduce your Return of Premium Death Benefit as last adjusted for any prior withdrawal in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be reduced by an amount that is greater than the dollar amount of your withdrawal. ●For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal (including a withdrawal to pay advisory fees), then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000). After the withdrawal, your death benefit is $83,333. Note that your death benefit decreased by more than the dollar amount of your withdrawal. See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due. Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax, and, if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death (however, if the death benefit is 1 above, we will not reduce the death benefit by any Credit Enhancements). Note: If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”
EliteDesigns Variable Annuity (2011) | Return of Premium Death Benefit | Previously Offered [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
Offered Ending [Date]	Dec. 28, 2012
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.10%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.10%
EliteDesigns Variable Annuity (2011) | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract, including loss of principal.
EliteDesigns Variable Annuity (2011) | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No.●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.●Withdrawals may reduce or terminate Contract guarantees and may result in taxes and tax penalties.●The benefits of tax deferral and long-term income mean the Contract is more beneficial to investors with a long-time horizon.
EliteDesigns Variable Annuity (2011) | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the Investment Options that are available under the Contract.●Each investment option has its own unique risks.●You should review the Investment Options before making an investment decision.
EliteDesigns Variable Annuity (2011) | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, Security Benefit Life Insurance Company. Any obligations, guarantees or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.securitybenefit.com.
EliteDesigns Variable Annuity (2011) | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk — From time to time, we make changes to the Contract. We may limit the number of transfers to 14 in a Contract Year. We may restrict your ability to make subsequent Purchase Payments. We may limit the number of loans you may have outstanding at any time. We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract in accordance with applicable law. We may change the investment restrictions under certain optional benefits, and we may stop offering for purchase any currently available optional benefit at any time.
EliteDesigns Variable Annuity (2011) | Risk of Investment Loss
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Investment Loss — The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
EliteDesigns Variable Annuity (2011) | Short-Term Investment Risk Withdrawal Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment Risk/Withdrawal Risk — This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A tax may be assessed on withdrawals and surrenders, and it could be substantial. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal could reduce the value of the optional benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral mean that this Contract is more beneficial to investors with a long time horizon.
EliteDesigns Variable Annuity (2011) | Subaccount Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Subaccount Risk — Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.
EliteDesigns Variable Annuity (2011) | Managed Volatility Fund Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Managed Volatility Fund Risk — Certain Underlying Funds utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the Contract’s guaranteed rider benefits, like living and death benefits, because they reduce the incidence of extreme outcomes, including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your Contract Value and guaranteed rider benefits and may therefore conflict with your personal investment objectives. In addition, the cost of these hedging strategies may negatively impact performance.
EliteDesigns Variable Annuity (2011) | Purchase Payment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Purchase Payment Risk — Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.
EliteDesigns Variable Annuity (2011) | Financial Strength and Claims-Paying Ability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk — All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
EliteDesigns Variable Annuity (2011) | Business Disruption and Cybersecurity Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business Disruption and Cybersecurity Risk — Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts. For more information about these risks, see “More About the Contract – Business Disruption and Cybersecurity Risks.”
EliteDesigns Variable Annuity (2011) | Tax Consequences Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences Risk — Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
EliteDesigns Variable Annuity (2011) | Advisory Fee Deduction Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Advisory Fee Deduction Risk — If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit and guaranteed rider benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
EliteDesigns II Variable Annuity
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	No. The Company does not assess a withdrawal charge on full or partial withdrawals.	Fee Table Fee Table – Examples Charges and Deductions
Are There Transaction Charges?	No. There are no charges for other transactions.	Not Applicable
Are There Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the Investment Options and optional benefits you choose. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table
Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Return of Premium
Death Benefit Rider
Charge
Charges and Deductions
– Administration Charge
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.25%	1.45%
	Investment options[2] (Underlying Fund fees and expenses)	0.09%	5.82%
	Optional benefit available for an additional charge[3]	0.35%	0.35%
1
As a percentage of Contract Value allocated to the Separate Account. The Base
Contract Expenses do not reflect any applicable Platform Charge, which is an annual charge deducted from Contract Value invested in certain Subaccounts.
2
As a percentage of Underlying Fund average net assets.
3
As a percentage of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

Lowest Annual Cost: $1,227.40	Highest Annual Cost: $5,223.01
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
●No optional benefits
●No advisory fees
●No additional Purchase Payments,
transfers or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Base
Contract charge, optional benefit and
Underlying Fund fees and expenses
●No advisory fees
●No additional Purchase Payments,
transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?	No. The Company does not assess a withdrawal charge on full or partial withdrawals.	Fee Table Fee Table – Examples Charges and Deductions

Transaction Charges [Text Block]
Are There Transaction Charges?	No. There are no charges for other transactions.	Not Applicable

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the Investment Options and optional benefits you choose. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table
Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Return of Premium
Death Benefit Rider
Charge
Charges and Deductions
– Administration Charge
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.25%	1.45%
	Investment options[2] (Underlying Fund fees and expenses)	0.09%	5.82%
	Optional benefit available for an additional charge[3]	0.35%	0.35%
1
As a percentage of Contract Value allocated to the Separate Account. The Base
Contract Expenses do not reflect any applicable Platform Charge, which is an annual charge deducted from Contract Value invested in certain Subaccounts.
2
As a percentage of Underlying Fund average net assets.
3
As a percentage of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

Lowest Annual Cost: $1,227.40	Highest Annual Cost: $5,223.01
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
●No optional benefits
●No advisory fees
●No additional Purchase Payments,
transfers or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Base
Contract charge, optional benefit and
Underlying Fund fees and expenses
●No advisory fees
●No additional Purchase Payments,
transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.25%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.45%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.09%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	5.82%
Optional Benefits Minimum [Percent]	0.35%
Optional Benefits Maximum [Percent]	0.35%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Contract Value allocated to the Separate Account. The Base Contract Expenses do not reflect any applicable Platform Charge, which is an annual charge deducted from Contract Value invested in certain Subaccounts.
Optional Benefits Footnotes [Text Block]	As a percentage of Contract Value.
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund average net assets.
Lowest and Highest Annual Cost [Table Text Block]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

Lowest Annual Cost: $1,227.40	Highest Annual Cost: $5,223.01
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
●No optional benefits
●No advisory fees
●No additional Purchase Payments,
transfers or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Base
Contract charge, optional benefit and
Underlying Fund fees and expenses
●No advisory fees
●No additional Purchase Payments,
transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,227.40
Highest Annual Cost [Dollars]	$ 5,223.01
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract The Contract – General
Is this a Short-Term Investment?
No.
●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
●Withdrawals may reduce or terminate Contract guarantees and may result in taxes and tax penalties.
●The benefits of tax deferral and long-term income mean the Contract is more beneficial to investors with a long-time horizon.

What are the Risks Associated with the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the
Investment Options that are available under the Contract.
●Each investment option has its own unique risks.
●You should review the Investment Options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us, Security
Benefit Life Insurance Company. Any obligations, guarantees or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting
www.securitybenefit.com.
Information About the Company, the Separate Account, and the Underlying Funds – Security Benefit Life Insurance Company

Investment Restrictions [Text Block]	Yes.●Certain investment options may not be available under your Contract.●Certain Subaccounts prohibit you from transferring out and back in the same Subaccount within a period of calendar days.●We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.●We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.●We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments.
Key Information, Benefit Restrictions [Text Block]	Yes.●The Return of Premium Death Benefit is only available at Contract issue. You cannot change or cancel it after issue.●We reserve the right to stop offering the Return of Premium Death Benefit for purchase at any time.●We do not have the right to modify or terminate an optional benefit. Withdrawals, however, may reduce the value of the Return of Premium Death Benefit by an amount greater than the value withdrawn or result in termination of the benefit.
Tax Implications [Text Block]	●If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.●Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.●If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit deferral under the Contract.●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher.Transaction Expenses
Charge
Sales Load Imposed on Purchase Payments	None
Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Processing Fee (per transfer)	None
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Underlying Fund fees and expenses). If you choose to purchase the optional rider, you will pay additional charges, as shown below.Annual Contract Expenses
Charge
Administrative Expenses	None
Base Contract Expenses (as a percentage of average Contract Value)	1.85%[1]
Optional Benefit Expenses – Return of Premium Death Benefit Rider Charge (as a percentage of Contract Value)	0.35%
1 This charge is comprised of both an annual mortality and expense risk charge and an annual administration charge. The administration charge ranges from an annual rate of 0.25% to 0.65%, depending on the Subaccount, and is deducted daily. The mortality and expense risk charge is
1.20% but is reduced to 1.00% for Contract Values of $500,000 or more. The minimum mortality and expense risk charge of 1.00% is deducted daily. Any mortality and expense risk charge above the minimum charge is deducted from your Contract Value on a monthly basis. See the discussion under “Mortality and Expense Risk Charge.” During the Annuity Period, the Base Contract Expenses range from a minimum of
0.55% to a maximum of 0.95%. The Base Contract Expenses in the table above do not reflect any applicable Platform Charge, which is an annual charge of 0.45% deducted from Contract Value invested in certain Subaccounts. We reserve the right to apply a higher Base Contract charge to new Subaccounts we add in the future.

The next table below shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. These amounts include applicable Platform Charges if you choose to invest in certain Underlying Funds. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus. Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.09%	5.82%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.09%	5.67%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2027.

Transaction Expenses [Table Text Block]	Transaction Expenses
Charge
Sales Load Imposed on Purchase Payments	None
Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Processing Fee (per transfer)	None

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Transfer Fee (of Amount Transferred), Current [Percent]	0.00%
Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
Charge
Administrative Expenses	None
Base Contract Expenses (as a percentage of average Contract Value)	1.85%[1]
Optional Benefit Expenses – Return of Premium Death Benefit Rider Charge (as a percentage of Contract Value)	0.35%
1 This charge is comprised of both an annual mortality and expense risk charge and an annual administration charge. The administration charge ranges from an annual rate of 0.25% to 0.65%, depending on the Subaccount, and is deducted daily. The mortality and expense risk charge is
1.20% but is reduced to 1.00% for Contract Values of $500,000 or more. The minimum mortality and expense risk charge of 1.00% is deducted daily. Any mortality and expense risk charge above the minimum charge is deducted from your Contract Value on a monthly basis. See the discussion under “Mortality and Expense Risk Charge.” During the Annuity Period, the Base Contract Expenses range from a minimum of
0.55% to a maximum of 0.95%. The Base Contract Expenses in the table above do not reflect any applicable Platform Charge, which is an annual charge of 0.45% deducted from Contract Value invested in certain Subaccounts. We reserve the right to apply a higher Base Contract charge to new Subaccounts we add in the future.

Administrative Expense, Maximum [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.85%
Base Contract Expense, Footnotes [Text Block]	This charge is comprised of both an annual mortality and expense risk charge and an annual administration charge. The administration charge ranges from an annual rate of 0.25% to 0.65%, depending on the Subaccount, and is deducted daily. The mortality and expense risk charge is 1.20% but is reduced to 1.00% for Contract Values of $500,000 or more. The minimum mortality and expense risk charge of 1.00% is deducted daily. Any mortality and expense risk charge above the minimum charge is deducted from your Contract Value on a monthly basis. See the discussion under “Mortality and Expense Risk Charge.” During the Annuity Period, the Base Contract Expenses range from a minimum of 0.55% to a maximum of 0.95%. The Base Contract Expenses in the table above do not reflect any applicable Platform Charge, which is an annual charge of 0.45% deducted from Contract Value invested in certain Subaccounts. We reserve the right to apply a higher Base Contract charge to new Subaccounts we add in the future.
Annual Portfolio Company Expenses [Table Text Block]	Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	0.09%	5.82%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.09%	5.67%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2027.

Portfolio Company Expenses [Text Block]	Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.09%
Portfolio Company Expenses Maximum [Percent]	5.82%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,520.18
Surrender Expense, 1 Year, Minimum [Dollars]	1,919.39
Surrender Expense, 3 Years, Maximum [Dollars]	21,974.61
Surrender Expense, 3 Years, Minimum [Dollars]	5,939.10
Surrender Expense, 5 Years, Maximum [Dollars]	35,681.55
Surrender Expense, 5 Years, Minimum [Dollars]	10,212.73
Surrender Expense, 10 Years, Maximum [Dollars]	66,927.42
Surrender Expense, 10 Years, Minimum [Dollars]	22,115.44
Annuitized Expense, 1 Year, Maximum [Dollars]	7,520.18
Annuitized Expense, 1 Year, Minimum [Dollars]	1,919.39
Annuitized Expense, 3 Years, Maximum [Dollars]	21,974.61
Annuitized Expense, 3 Years, Minimum [Dollars]	5,939.10
Annuitized Expense, 5 Years, Maximum [Dollars]	35,681.55
Annuitized Expense, 5 Years, Minimum [Dollars]	10,212.73
Annuitized Expense, 10 Years, Maximum [Dollars]	66,927.42
Annuitized Expense, 10 Years, Minimum [Dollars]	22,115.44
No Surrender Expense, 1 Year, Maximum [Dollars]	7,520.18
No Surrender Expense, 1 Year, Minimum [Dollars]	1,919.39
No Surrender Expense, 3 Years, Maximum [Dollars]	21,974.61
No Surrender Expense, 3 Years, Minimum [Dollars]	5,939.10
No Surrender Expense, 5 Years, Maximum [Dollars]	35,681.55
No Surrender Expense, 5 Years, Minimum [Dollars]	10,212.73
No Surrender Expense, 10 Years, Maximum [Dollars]	66,927.42
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 22,115.44
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract
Risk of Investment Loss — The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.Short-Term Investment Risk/Withdrawal Risk — This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A tax may be assessed on withdrawals and surrenders, and it could be substantial. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal could reduce the value of the optional benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral mean that this Contract is more beneficial to investors with a long time horizon.Subaccount Risk — Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.Managed Volatility Fund Risk — Certain Underlying Funds utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the Contract’s guaranteed rider benefits, like living and death benefits, because they reduce the incidence of extreme outcomes, including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your Contract Value and guaranteed rider benefits and may therefore conflict with your personal investment objectives. In addition, the cost of these hedging strategies may negatively impact performance.Purchase Payment Risk — Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.Financial Strength and Claims-Paying Ability Risk — All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.Business Disruption and Cybersecurity Risk — Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts. For more information about these risks, see “More About the Contract – Business Disruption and Cybersecurity Risks.”Tax Consequences Risk — Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.Advisory Fee Deduction Risk — If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit and guaranteed rider benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.Contract Changes Risk — From time to time, we make changes to the Contract. We may limit the number of transfers to 14 in a Contract Year. We may restrict your ability to make subsequent Purchase Payments. We may limit the number of loans you may have outstanding at any time. We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract in accordance with applicable law. We may change the investment restrictions under certain optional benefits, and we may stop offering for purchase any currently available optional benefit at any time.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Under the Contract
The following table summarizes information about the optional and standard benefits under the Contract that are currently available. Please note that this table does not fully describe the terms and conditions of each benefit. You should refer to the applicable sections of this Prospectus for additional information.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit equal to the Contract Value.	There is no charge for this option.	●The death benefit will be reduced by any uncollected premium tax.
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts.	There is no charge for this option.
●The minimum amount that may be transferred to any one
Subaccount is $25.00.
●The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
●Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted.
●After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	●The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Automatic Investment Program	A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.	There is no charge for this option.	●The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is reduced to $50.
Systematic Withdrawals	Allows you to set up periodic automatic payments of a certain percentage or dollar amount of your Contract Value.	There is no charge for this option.
●Each payment must be at least $100 (unless we consent
otherwise).
●Withdrawals may be subject to income tax and penalties.
●If an Owner is enrolled in the Dollar Cost Averaging or Asset
Reallocation Options, the Owner may not elect to receive
systematic withdrawals from any Subaccount that is part of the
Dollar Cost Averaging or Asset Reallocation Options.

Optional Benefit
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Return of Premium Death Benefit	Provides an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.	0.35%
●The rider is only available at issue. You cannot change or cancel the rider after it has been issued.
●We will reduce the death benefit offered under this rider by any uncollected premium tax.
●If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative
Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
●The Owner and any Joint Owner must be 80 or younger on the
Contract Date.
●Certain withdrawals could significantly reduce or even terminate the benefit, including systematic withdrawals and withdrawals used to pay investment adviser fees.
●The Company will continue to deduct the rider charge after the
Annuity Start Date if you elect Annuity Option 5 or 6.
●Withdrawals (including withdrawals to pay advisory fees) reduce the benefit proportionately. This means withdrawals could
significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Benefits Available [Table Text Block]
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit equal to the Contract Value.	There is no charge for this option.	●The death benefit will be reduced by any uncollected premium tax.
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts.	There is no charge for this option.
●The minimum amount that may be transferred to any one
Subaccount is $25.00.
●The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
●Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted.
●After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	●The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Automatic Investment Program	A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.	There is no charge for this option.	●The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is reduced to $50.
Systematic Withdrawals	Allows you to set up periodic automatic payments of a certain percentage or dollar amount of your Contract Value.	There is no charge for this option.
●Each payment must be at least $100 (unless we consent
otherwise).
●Withdrawals may be subject to income tax and penalties.
●If an Owner is enrolled in the Dollar Cost Averaging or Asset
Reallocation Options, the Owner may not elect to receive
systematic withdrawals from any Subaccount that is part of the
Dollar Cost Averaging or Asset Reallocation Options.

Optional Benefit
Name of Benefit	Purpose	Maximum Fee (as a percentage of Contract Value)	Brief Description of Restrictions/Limitations
Return of Premium Death Benefit	Provides an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.	0.35%
●The rider is only available at issue. You cannot change or cancel the rider after it has been issued.
●We will reduce the death benefit offered under this rider by any uncollected premium tax.
●If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative
Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.
●The Owner and any Joint Owner must be 80 or younger on the
Contract Date.
●Certain withdrawals could significantly reduce or even terminate the benefit, including systematic withdrawals and withdrawals used to pay investment adviser fees.
●The Company will continue to deduct the rider charge after the
Annuity Start Date if you elect Annuity Option 5 or 6.
●Withdrawals (including withdrawals to pay advisory fees) reduce the benefit proportionately. This means withdrawals could
significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	APPENDIX A Investment Options Available Under the Contract
Underlying Funds — The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended or updated from time to time, and can be found online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121158. You can view, download, and print copies of Underlying Fund documents at this website. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com. The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://www.securitybenefit.com/performance.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Mid Cap Value	AB Discovery Value – Class B Adviser: AllianceBernstein L.P.	1.07%	N/A	2.64%	8.48%	8.27%
Large Cap Value	AB Relative Value – Class B Adviser: AllianceBernstein L.P.	0.85%	N/A	10.20%	11.15%	10.30%
Global Equity	AB Sustainable Global Thematic – Class B Adviser: AllianceBernstein L.P.	1.25%	N/A	6.02%	3.02%	9.80%
Global Allocation	AB VPS Dynamic Asset Allocation – Class B Adviser: AllianceBernstein L.P.	1.20%	N/A	13.21%	4.74%	5.25%
Global Equity	AFIS Capital World Growth and Income – Class 4 Adviser: Capital Research and Management Company	1.01%	N/A	24.46%	10.01%	10.74%
Government Bond	AFIS U.S. Government Securities – Class 4 Adviser: Capital Research and Management Company	0.84%	N/A	7.54%	-0.49%	1.45%
Large Cap Blend	AFIS Washington Mutual Investors – Class 4 Adviser: Capital Research and Management Company	0.90%	N/A	16.90%	13.60%	12.08%
Large Cap Growth	Alger Capital Appreciation – Class S2 Adviser: Fred Alger Management, LLC	1.19%	N/A	32.51%	16.04%	17.86%
Large Cap Growth	Alger Large Cap Growth – Class I-2 Adviser: Fred Alger Management, LLC	0.89%	N/A	30.27%	11.12%	16.73%
Mid Cap Blend	Allspring Opportunity VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.08%	N/A	6.71%	8.94%	11.85%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Large Cap Growth	Allspring VT Discovery All Cap Growth – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.04%	N/A	15.27%	6.04%	13.57%
Specialty-Sector	ALPS/Alerian Energy Infrastructure – Class III Adviser: ALPS Advisors, Inc.	1.30%	N/A	4.66%	22.06%	10.70%
Balanced/Asset Allocation	American Funds IS® Asset Allocation – Class 4 Adviser: Capital Research and Management Company	0.79%	N/A	15.59%	8.70%	9.50%
Global Bond	American Funds IS® Capital World Bond – Class 4 Adviser: Capital Research and Management Company	0.98%	N/A	9.03%	-2.76%	0.97%
International Equity	American Funds IS® EUPAC FundTM – Class 4 Adviser: Capital Research and Management Company	1.03%	N/A	26.41%	3.14%	6.73%
Global Equity	American Funds IS® Global Growth – Class 4 Adviser: Capital Research and Management Company	1.01%	N/A	21.34%	7.97%	11.89%
Large Cap Growth	American Funds IS® Growth – Class 4 Adviser: Capital Research and Management Company	0.83%	N/A	19.93%	13.09%	17.67%
Large Cap Blend	American Funds IS® Growth-Income – Class 4 Adviser: Capital Research and Management Company	0.78%	N/A	17.77%	13.62%	13.63%
International Equity	American Funds IS® International Growth and Income – Class 4 Adviser: Capital Research and Management Company	1.06%	N/A	35.09%	7.42%	7.54%
Intermediate Term Bond	American Funds IS® Mortgage – Class 4 Adviser: Capital Research and Management Company	0.89%	N/A	8.32%	0.06%	1.43%
Emerging Markets	American Funds IS® New World – Class 4 Adviser: Capital Research and Management Company	1.15%	N/A	27.92%	5.06%	8.98%
Global Equity	American Funds IS® SMALLCAP World Fund® – Class 4 Adviser: Capital Research and Management Company	1.20%	N/A	14.33%	0.23%	6.96%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Large Cap Blend	BlackRock Advantage Large Cap Core V.I. – Class III Adviser: BlackRock Advisors, LLC	1.03%	N/A	19.73%	13.85%	14.08%
Large Cap Value	BlackRock Basic Value V.I. – Class III Adviser: BlackRock Advisors, LLC	1.13%	N/A	24.04%	12.81%	10.52%
Large Cap Growth	BlackRock Capital Appreciation V.I. – Class III Adviser: BlackRock Advisors, LLC	1.37%	N/A	11.77%	10.50%	15.32%
Large Cap Value	BlackRock Equity Dividend V.I. – Class III Adviser: BlackRock Advisors, LLC	1.13%	N/A	21.32%	11.45%	11.01%
Global Allocation	BlackRock Global Allocation V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock (Singapore) Limited; BlackRock International Limited	1.15%	N/A	19.51%	5.51%	7.33%
High Yield Bond	BlackRock High Yield V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.88%	N/A	9.09%	4.57%	6.07%
Large Cap Growth	BlackRock Large Cap Focus Growth V.I. – Class III Adviser: BlackRock Advisors, LLC	1.15%	N/A	11.48%	10.19%	15.98%
Small Cap Blend	BNY Mellon IP Small Cap Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc.	0.61%	N/A	5.36%	6.65%	9.15%
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.07%	N/A	27.87%	8.96%	16.97%
Large Cap Blend	BNY Mellon Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Mellon Investments Corporation	0.52%	N/A	17.23%	13.83%	14.23%
Large Cap Blend	BNY Mellon VIF Appreciation – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co., LLC	1.10%	N/A	9.78%	9.08%	12.63%
Global Equity	Dimensional VA Equity Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.48%	0.45%	19.94%	12.23%	N/A
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Global Bond	Dimensional VA Global Bond Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.21%	0.45%	4.35%	1.38%	1.81%
Global Allocation	Dimensional VA Global Moderate Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP	0.43%	0.45%	14.68%	8.42%	8.65%
International Equity	Dimensional VA International Small Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.39%	0.45%	36.99%	8.89%	8.68%
International Equity	Dimensional VA International Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.27%	0.45%	45.64%	15.85%	10.46%
Short Term Bond	Dimensional VA Short-Term Fixed Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.12%	0.45%	4.33%	2.65%	1.97%
Large Cap Value	Dimensional VA U.S. Large Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.21%	0.45%	15.83%	11.97%	10.51%
Small Cap Value	Dimensional VA U.S. Targeted Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.29%	0.45%	8.95%	13.60%	11.00%
Large Value	Donoghue Forlines Dividend VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	2.77%	N/A	17.19%	8.72%	3.46%
Tactical Allocation	Donoghue Forlines Momentum VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	1.56%	N/A	23.52%	12.83%	9.23%
Mid Cap Value	DWS Small Mid Cap Value VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.24%	N/A	17.85%	9.27%	7.18%
Floating Rate Bond	Eaton Vance VT Floating-Rate Income - Initial Class Adviser: Eaton Vance Management	1.19%	N/A	3.95%	4.64%	4.43%
Intermediate Government	Federated Hermes Fund for U.S. Government Securities II Adviser: Federated Investment Management Company	1.02%	N/A	6.80%	-0.84%	1.06%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
High Yield Bond	Federated Hermes High Income Bond II – Service Class Adviser: Federated Investment Management Company	1.14%	N/A	8.18%	3.45%	5.33%
Balanced/Asset Allocation	Fidelity® VIP Balanced – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.66%	N/A	14.96%	9.24%	10.84%
Large Cap Blend	Fidelity® VIP Contrafund® – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.79%	N/A	21.24%	15.08%	15.49%
Small Cap Blend	Fidelity® VIP Disciplined Small Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.57%	N/A	17.09%	10.09%	10.31%
Emerging Markets	Fidelity® VIP Emerging Markets – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	1.12%	N/A	40.79%	5.62%	10.66%
Large Cap Growth	Fidelity® VIP Growth & Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.72%	N/A	21.21%	15.83%	13.56%
Large Cap Growth	Fidelity® VIP Growth Opportunities – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.81%	N/A	21.73%	11.04%	19.64%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
High Yield Bond	Fidelity® VIP High Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.07%	N/A	10.31%	4.00%	5.34%
Large Cap Blend	Fidelity® VIP Index 500 – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.34%	N/A	17.48%	14.03%	14.42%
Intermediate Term Bond	Fidelity® VIP Investment Grade Bond – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.62%	N/A	6.93%	-0.21%	2.45%
Mid Cap Growth	Fidelity® VIP Mid Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.80%	N/A	11.49%	9.83%	10.31%
International Equity	Fidelity® VIP Overseas – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	0.97%	N/A	20.05%	6.35%	7.55%
Specialty-Sector	Fidelity® VIP Real Estate – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.85%	N/A	2.90%	3.98%	3.61%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Multi-Sector Bond	Fidelity® VIP Strategic Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	0.88%	N/A	8.58%	2.79%	4.40%
Multi Cap Growth	Franklin DynaTech VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.88%	N/A	18.13%	9.09%	14.08%
Large Cap Value	Franklin Growth and Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.04%	N/A	16.90%	11.90%	11.12%
Balanced/Asset Allocation	Franklin Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.72%	N/A	12.56%	7.66%	7.30%
Large Cap Growth	Franklin Large Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.11%	N/A	7.22%	6.83%	12.87%
Global Equity	Franklin Mutual Global Discovery VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	1.16%	N/A	23.34%	12.00%	8.52%
Large Cap Value	Franklin Mutual Shares VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.94%	N/A	11.52%	9.20%	7.53%
Large Cap Blend	Franklin Rising Dividends VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.89%	N/A	11.80%	9.50%	12.10%
Small Cap Value	Franklin Small Cap Value VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.92%	N/A	7.65%	8.86%	9.81%
Small Cap Growth	Franklin Small-Mid Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.09%	N/A	2.52%	1.03%	9.89%
Multi-Sector Bond	Franklin Strategic Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.08%	N/A	7.24%	1.92%	3.10%
Government Bond	Franklin U.S. Government Securities VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.79%	N/A	6.69%	0.02%	1.14%
International Equity	Goldman Sachs VIT International Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.37%	N/A	38.15%	10.80%	7.96%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Large Cap Value	Goldman Sachs VIT Large Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.08%	N/A	10.60%	11.00%	9.34%
Mid Cap Growth	Goldman Sachs VIT Mid Cap Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.49%	N/A	7.36%	4.67%	11.58%
Mid Cap Value	Goldman Sachs VIT Mid Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.09%	N/A	9.13%	9.77%	9.75%
Small Cap Blend	Goldman Sachs VIT Small Cap Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.13%	N/A	15.82%	10.19%	10.57%
Large Cap Growth	Goldman Sachs VIT Strategic Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.04%	N/A	17.58%	12.47%	16.13%
Floating Rate Bond	Guggenheim VIF Floating Rate Strategies Adviser: Guggenheim Partners Investment Management, LLC	1.54%	N/A	3.57%	4.56%	4.12%
Specialty	Guggenheim VIF Global Managed Futures Strategy Adviser: Security Investors, LLC	2.32%	N/A	3.65%	3.94%	1.27%
High Yield Bond	Guggenheim VIF High Yield Adviser: Guggenheim Partners Investment Management, LLC	1.57%	N/A	6.84%	4.16%	5.55%
Specialty	Guggenheim VIF Multi-Hedge Strategies Adviser: Security Investors, LLC	1.80%	N/A	1.25%	1.23%	1.62%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Guggenheim Partners Investment Management, LLC	1.04%	N/A	7.48%	-0.21%	3.13%
Large Cap Growth	Invesco V.I. American Franchise – Series II Adviser: Invesco Advisers, Inc.	1.10%	N/A	11.39%	10.08%	14.58%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.14%	N/A	20.76%	17.56%	12.01%
Global Allocation	Invesco V.I. Balanced-Risk Allocation – Series II Adviser: Invesco Advisers, Inc.	1.60%	N/A	8.69%	2.27%	4.91%
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	1.00%	N/A	17.14%	15.14%	11.67%
Large Cap Blend	Invesco V.I. Core Equity – Series II Adviser: Invesco Advisers, Inc.	1.05%	N/A	15.88%	12.52%	11.46%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.11%	N/A	4.53%	3.64%	11.10%
Large Blend	Invesco V.I. Equally-Weighted S&P 500 – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Capital Management LLC	0.59%	N/A	10.82%	9.89%	11.11%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.82%	N/A	12.52%	8.68%	8.64%
International Equity	Invesco V.I. EQV International Equity – Series II Adviser: Invesco Advisers, Inc.	1.15%	N/A	16.23%	3.42%	5.95%
Global Equity	Invesco V.I. Global – Series II Adviser: Invesco Advisers, Inc.	1.06%	N/A	15.02%	7.01%	10.72%
Specialty-Sector	Invesco V.I. Global Real Estate – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.27%	N/A	7.61%	1.49%	2.18%
Multi-Sector Bond	Invesco V.I. Global Strategic Income – Series II Adviser: Invesco Advisers, Inc.	1.21%	N/A	12.75%	1.39%	2.76%
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.95%	N/A	6.95%	-0.22%	1.34%
Large Cap Value	Invesco V.I. Growth and Income – Series II Adviser: Invesco Advisers, Inc.	1.00%	N/A	15.30%	12.56%	10.46%
Specialty-Sector	Invesco V.I. Health Care – Series II Adviser: Invesco Advisers, Inc.	1.24%	N/A	15.08%	3.54%	6.31%
High Yield Bond	Invesco V.I. High Yield – Series II Adviser: Invesco Advisers, Inc.	1.17%	N/A	6.35%	3.40%	4.55%
International Equity	Invesco V.I. International Growth Fund – Series II Adviser: Invesco Advisers, Inc.	1.43%	N/A	15.53%	1.88%	5.34%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.19%	N/A	8.96%	8.83%	9.08%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.09%	N/A	8.44%	8.07%	10.31%
Speciality	Invesco V.I. S&P 500 Buffer Fund - December - Class II Adviser: Invesco Advisers, Inc.	1.06%	N/A	12.37%	N/A	N/A
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Speciality	Invesco V.I. S&P 500 Buffer Fund - June - Class II Adviser: Invesco Advisers, Inc.	1.05%	N/A	13.35%	N/A	N/A
Speciality	Invesco V.I. S&P 500 Buffer Fund - March - Class II Adviser: Invesco Advisers, Inc.	1.08%	N/A	7.25%	N/A	N/A
Speciality	Invesco V.I. S&P 500 Buffer Fund - September - Class II Adviser: Invesco Advisers, Inc.	1.04%	N/A	12.63%	N/A	N/A
Small Cap Blend	Invesco V.I. Small Cap Equity – Series II Adviser: Invesco Advisers, Inc.	1.21%	N/A	7.83%	7.06%	9.28%
Mid Cap Growth	Janus Henderson VIT Enterprise – Service Class Adviser: Janus Henderson Investors US LLC	0.97%	N/A	7.41%	7.35%	12.51%
Large Cap Growth	Janus Henderson VIT Forty – Service Class Adviser: Janus Henderson Investors US LLC	0.87%	N/A	17.86%	11.37%	15.96%
Mid Cap Value	Janus Henderson VIT Mid Cap Value – Service Class Adviser: Janus Henderson Investors US LLC	1.11%	N/A	6.29%	8.43%	8.40%
International Equity	Janus Henderson VIT Overseas – Service Class Adviser: Janus Henderson Investors US LLC	0.96%	N/A	28.58%	9.17%	8.97%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	1.07%	N/A	18.10%	13.83%	15.59%
Multi-Sector Bond	Lord Abbett Series Bond-Debenture VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.98%	N/A	8.33%	2.10%	4.72%
Small Cap Growth	Lord Abbett Series Developing Growth VC – Class VC2 Adviser: Lord, Abbett & Co. LLC	1.27%	N/A	14.59%	-1.17%	11.03%
Large Cap Blend	Lord Abbett Series Dividend Growth VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.00%	N/A	15.98%	12.34%	13.06%
Large Cap Blend	Lord Abbett Series Fundamental Equity VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.19%	N/A	14.29%	11.36%	9.75%
Large Cap Blend	Lord Abbett Series Growth and Income VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.93%	N/A	17.29%	13.34%	11.12%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Mid Cap Growth	Lord Abbett Series Growth Opportunities VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.15%	N/A	12.94%	3.23%	10.41%
Mid Cap Value	Lord Abbett Series Mid Cap Stock VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.15%	N/A	7.05%	10.16%	7.98%
Intermediate Term Bond	Lord Abbett Series Total Return VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.71%	N/A	7.19%	0.06%	2.27%
Inflation- Protected Bond	LVIP American Century Inflation Protection – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.76%	N/A	6.33%	0.62%	2.61%
International Equity	LVIP American Century International – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	1.20%	N/A	15.81%	1.71%	6.27%
Mid Cap Value	LVIP American Century Mid Cap Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	1.03%	N/A	8.83%	8.72%	8.96%
Large Cap Value	LVIP American Century Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.90%	N/A	15.85%	11.47%	10.07%
Large Cap Value	LVIP Avantis Large Cap Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.99%	N/A	14.56%	8.51%	10.12%
Intermediate Core Bond	LVIP JPMorgan Core Bond – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.99%	N/A	7.15%	-0.29%	1.85%
Small Cap Blend	LVIP JPMorgan Small Cap Core – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.88%	N/A	10.00%	6.13%	8.66%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Large Cap Blend	LVIP JPMorgan U.S. Equity – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	1.00%	N/A	14.26%	13.40%	14.56%
Emerging Markets	MFS® VIT Emerging Markets Equity – Service Class Adviser: Massachusetts Financial Services Company	2.14%	N/A	33.35%	4.11%	7.65%
Global Allocation	MFS® VIT Global Tactical Allocation – Service Class Adviser: Massachusetts Financial Services Company	1.13%	N/A	15.21%	4.60%	5.40%
High Yield Bond	MFS® VIT High Yield – Service Class Adviser: Massachusetts Financial Services Company	1.06%	N/A	8.47%	3.63%	5.30%
Large Cap Growth	MFS® VIT II MA Investors Growth Stock – Service Class Adviser: Massachusetts Financial Services Company	1.04%	N/A	9.61%	9.74%	13.98%
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.22%	N/A	21.75%	5.25%	7.27%
International Equity	MFS® VIT International Intrinsic Value – Service Class Adviser: Massachusetts Financial Services Company	1.16%	N/A	32.96%	7.02%	9.68%
Large Cap Blend	MFS® VIT Investors Trust – Service Class Adviser: Massachusetts Financial Services Company	1.07%	N/A	13.32%	11.06%	12.21%
Small Cap Growth	MFS® VIT New Discovery – Service Class Adviser: Massachusetts Financial Services Company	1.20%	N/A	12.56%	-0.54%	10.46%
Large Cap Blend	MFS® VIT Research – Service Class Adviser: Massachusetts Financial Services Company	1.07%	N/A	12.57%	10.87%	12.65%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.96%	N/A	10.91%	6.16%	7.36%
Intermediate Term Bond	MFS® VIT Total Return Bond – Service Class Adviser: Massachusetts Financial Services Company	0.79%	N/A	6.94%	-0.09%	2.38%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.04%	N/A	14.76%	7.38%	9.22%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Emerging Markets Bond	Morgan Stanley VIF Emerging Markets Debt – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Limited	1.62%	N/A	15.24%	2.66%	4.46%
Emerging Markets	Morgan Stanley VIF Emerging Markets Equity – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Company	1.53%	N/A	32.90%	4.32%	7.21%
Asset Allocation/ Lifestyle	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.85%	N/A	20.00%	10.55%	10.36%
Asset Allocation/ Lifestyle	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.84%	N/A	14.82%	6.61%	7.25%
Asset Allocation/ Lifestyle	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.93%	N/A	8.82%	2.19%	3.50%
Asset Allocation/ Lifestyle	Morningstar Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.82%	N/A	17.91%	8.82%	9.05%
Asset Allocation/ Lifestyle	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.88%	N/A	11.70%	4.43%	5.46%
Multi Cap Value	NAA All Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.15%	N/A	12.87%	11.12%	10.40%
Large Cap Value	NAA Large Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.05%	N/A	14.16%	12.15%	10.88%
Large Cap Blend	NAA Large Core Series Adviser: New Age Alpha Advisors, LLC	1.16%	N/A	16.43%	13.65%	14.25%
Large Cap Growth	NAA Large Growth Series Adviser: New Age Alpha Advisors, LLC	1.17%	N/A	17.02%	13.89%	17.04%
Mid Cap Growth	NAA Mid Growth Series Adviser: New Age Alpha Advisors, LLC	1.18%	N/A	2.17%	4.48%	10.63%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Small Cap Value	NAA Small Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.29%	N/A	3.30%	8.47%	7.65%
Small Cap Growth	NAA Small Growth Series Adviser: New Age Alpha Advisors, LLC	1.42%	N/A	6.58%	2.59%	8.89%
Mid Cap Value	NAA SMid-Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.18%	N/A	7.35%	9.30%	9.97%
Global Equity	NAA World Equity Income Series Adviser: New Age Alpha Advisors, LLC	1.18%	N/A	22.75%	11.42%	9.99%
Specialty	Neuberger Berman Quality Equity Portfolio – Class I Adviser: Neuberger Berman Investment Advisers LLC	0.87%	N/A	13.74%	12.83%	12.94%
Global Allocation	Nomura VIP Asset Strategy - Service Class Adviser: Delaware Management Company	1.04%	N/A	16.66%	7.07%	7.84%
Balanced/Asset Allocation	Nomura VIP Balanced - Service Class Adviser: Delaware Management Company	1.08%	N/A	11.79%	7.85%	8.38%
Large Cap Growth	Nomura VIP Core Equity - Service Class Adviser: Delaware Management Company	1.00%	N/A	15.30%	13.79%	13.78%
Specialty-Sector	Nomura VIP Energy - Service Class Adviser: Delaware Management Company Sub-Adviser: Van Eck Associates Corporation	1.31%	N/A	11.89%	18.61%	1.74%
Global Equity	Nomura VIP Global Growth - Service Class Adviser: Delaware Management Company	1.24%	N/A	17.93%	9.99%	10.71%
Large Cap Growth	Nomura VIP Growth - Service Class Adviser: Delaware Management Company	1.01%	N/A	8.41%	11.89%	15.40%
High Yield Bond	Nomura VIP High Income - Service Class Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.97%	N/A	7.17%	3.73%	5.56%
International Equity	Nomura VIP International Core Equity - Service Class Adviser: Delaware Management Company	1.18%	N/A	24.17%	7.83%	6.62%
Short Term Bond	Nomura VIP Limited-Term Bond - Service Class Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.87%	N/A	4.70%	1.75%	2.12%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Mid Cap Growth	Nomura VIP Mid Cap Growth - Service Class Adviser: Delaware Management Company	1.17%	N/A	1.18%	-0.08%	10.66%
Specialty-Sector	Nomura VIP Natural Resources - Service Class Adviser: Delaware Management Company Sub-Adviser: Van Eck Associates Corporation; Macquarie Investment Management Global Limited	1.29%	N/A	37.75%	15.73%	6.94%
Specialty-Sector	Nomura VIP Science and Technology - Service Class Adviser: Delaware Management Company	1.15%	N/A	33.36%	13.71%	17.20%
Small Cap Growth	Nomura VIP Small Cap Growth - Service Class Adviser: Delaware Management Company	1.21%	N/A	13.39%	2.20%	8.69%
Small Cap Blend	Nomura VIP Smid Cap Core - Service Class Adviser: Delaware Management Company	1.20%	N/A	8.39%	8.07%	9.91%
Large Cap Value	Nomura VIP Value - Service Class Adviser: Delaware Management Company	1.04%	N/A	9.41%	9.49%	8.92%
Specialty	PIMCO VIT All Asset – Advisor Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	2.32%	N/A	14.19%	5.49%	6.67%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Advisor Class Adviser: Pacific Investment Management Company LLC	3.48%	N/A	18.85%	10.47%	6.43%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond – Advisor Class Adviser: Pacific Investment Management Company LLC	1.27%	N/A	14.86%	2.34%	4.96%
Global Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.25%	N/A	12.76%	0.07%	2.36%
Global Allocation	PIMCO VIT Global Managed Asset Allocation – Advisor Class Adviser: Pacific Investment Management Company LLC	1.51%	N/A	21.77%	6.94%	7.88%
High Yield Bond	PIMCO VIT High Yield – Advisor Class Adviser: Pacific Investment Management Company LLC	0.91%	N/A	8.85%	3.87%	5.47%
International Bond	PIMCO VIT International Bond Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.13%	N/A	10.04%	-3.37%	0.86%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Short Term Bond	PIMCO VIT Low Duration – Advisor Class Adviser: Pacific Investment Management Company LLC	0.76%	N/A	5.42%	1.47%	1.69%
Inflation- Protected Bond	PIMCO VIT Real Return – Advisor Class Adviser: Pacific Investment Management Company LLC	1.49%	N/A	7.74%	1.11%	3.11%
Short Term Bond	PIMCO VIT Short-Term – Advisor Class Adviser: Pacific Investment Management Company LLC	0.75%	N/A	4.57%	3.14%	2.65%
Intermediate Term Bond	PIMCO VIT Total Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.83%	N/A	8.78%	-0.08%	2.26%
Multi Cap Blend	Putnam VT Core Equity – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.92%	N/A	16.81%	15.96%	15.20%
Multi-Sector Bond	Putnam VT Diversified Income – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	1.05%	N/A	8.58%	1.81%	3.03%
Global Allocation	Putnam VT Global Asset Allocation – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited; The Putnam Advisory Company, LLC	1.11%	N/A	14.38%	8.39%	8.43%
High Yield Bond	Putnam VT High Yield – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.96%	N/A	8.67%	4.05%	5.70%
Intermediate Term Bond	Putnam VT Income – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.82%	N/A	7.25%	-1.13%	1.89%
Large Cap Growth	Putnam VT Large Cap Growth – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.87%	N/A	14.34%	13.44%	17.66%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Large Cap Value	Putnam VT Large Cap Value – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.79%	N/A	20.35%	15.38%	13.30%
Small Cap Growth	Putnam VT Small Cap Growth – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	1.17%	N/A	8.80%	6.18%	11.45%
Specialty-Sector	Rydex VIF Banking Adviser: Security Investors, LLC	1.83%	N/A	23.74%	11.69%	8.98%
Specialty-Sector	Rydex VIF Basic Materials Adviser: Security Investors, LLC	1.83%	N/A	32.89%	9.42%	11.58%
Specialty-Sector	Rydex VIF Biotechnology Adviser: Security Investors, LLC	1.84%	N/A	30.12%	3.55%	5.42%
Specialty-Sector	Rydex VIF Commodities Strategy Adviser: Security Investors, LLC	1.96%	N/A	4.89%	12.80%	4.76%
Specialty-Sector	Rydex VIF Consumer Products Adviser: Security Investors, LLC	1.84%	N/A	-3.52%	1.32%	3.80%
Specialty	Rydex VIF Dow 2x Strategy[2] Adviser: Security Investors, LLC	1.95%	N/A	19.49%	14.77%	18.17%
Specialty-Sector	Rydex VIF Electronics Adviser: Security Investors, LLC	1.83%	N/A	41.49%	18.80%	23.66%
Specialty-Sector	Rydex VIF Energy Adviser: Security Investors, LLC	1.84%	N/A	7.51%	19.52%	4.64%
Specialty-Sector	Rydex VIF Energy Services Adviser: Security Investors, LLC	1.84%	N/A	1.74%	10.39%	-5.65%
International Equity	Rydex VIF Europe 1.25x Strategy[2] Adviser: Security Investors, LLC	1.97%	N/A	36.46%	10.40%	7.59%
Specialty-Sector	Rydex VIF Financial Services Adviser: Security Investors, LLC	1.88%	N/A	10.76%	11.31%	9.88%
Government Bond	Rydex VIF Government Long Bond 1.2x Strategy[2] Adviser: Security Investors, LLC	1.51%	N/A	1.67%	-13.64%	-3.35%
Specialty-Sector	Rydex VIF Health Care Adviser: Security Investors, LLC	1.84%	N/A	14.07%	4.64%	7.44%
High Yield Bond	Rydex VIF High Yield Strategy Adviser: Security Investors, LLC	1.80%	N/A	9.87%	3.52%	4.77%
Specialty-Sector	Rydex VIF Internet Adviser: Security Investors, LLC	1.84%	N/A	18.50%	2.54%	11.93%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Specialty	Rydex VIF Inverse Dow 2x Strategy[2] Adviser: Security Investors, LLC	1.94%	N/A	-20.69%	-18.02%	-25.05%
Specialty	Rydex VIF Inverse Government Long Bond Strategy[2] Adviser: Security Investors, LLC	5.82%	N/A	1.85%	12.87%	1.41%
Specialty	Rydex VIF Inverse Mid-Cap Strategy[2] Adviser: Security Investors, LLC	2.03%	N/A	-5.11%	-7.51%	-10.94%
Specialty	Rydex VIF Inverse NASDAQ-100® Strategy[2] Adviser: Security Investors, LLC	1.98%	N/A	-16.18%	-13.53%	-17.67%
Specialty	Rydex VIF Inverse Russell 2000® Strategy[2] Adviser: Security Investors, LLC	1.98%	N/A	-9.58%	-6.24%	-11.19%
Specialty	Rydex VIF Inverse S&P 500 Strategy[2] Adviser: Security Investors, LLC	1.94%	N/A	-11.76%	-10.49%	-12.91%
International Equity	Rydex VIF Japan 2x Strategy[2] Adviser: Security Investors, LLC	1.73%	N/A	51.54%	0.16%	9.51%
Specialty-Sector	Rydex VIF Leisure Adviser: Security Investors, LLC	1.84%	N/A	8.47%	2.50%	7.27%
Mid Cap Blend	Rydex VIF Mid-Cap 1.5x Strategy[2] Adviser: Security Investors, LLC	1.92%	N/A	5.04%	8.37%	11.16%
Large Cap Growth	Rydex VIF NASDAQ-100® Adviser: Security Investors, LLC	1.83%	N/A	19.04%	13.32%	17.60%
Large Cap Growth	Rydex VIF NASDAQ-100® 2x Strategy[2] Adviser: Security Investors, LLC	2.00%	N/A	29.24%	18.83%	29.69%
Large Cap Blend	Rydex VIF Nova[2] Adviser: Security Investors, LLC	1.80%	N/A	20.87%	16.53%	17.73%
Specialty-Sector	Rydex VIF Precious Metals Adviser: Security Investors, LLC	1.73%	N/A	147.37%	17.52%	21.08%
Specialty-Sector	Rydex VIF Real Estate Adviser: Security Investors, LLC	1.83%	N/A	2.88%	3.02%	4.00%
Specialty-Sector	Rydex VIF Retailing Adviser: Security Investors, LLC	1.83%	N/A	10.18%	4.22%	9.18%
Small Cap Blend	Rydex VIF Russell 2000® 1.5x Strategy[2] Adviser: Security Investors, LLC	1.99%	N/A	12.47%	3.43%	9.25%
Small Cap Blend	Rydex VIF Russell 2000® 2x Strategy[2] Adviser: Security Investors, LLC	1.98%	N/A	12.07%	1.43%	9.07%
Large Cap Blend	Rydex VIF S&P 500 2x Strategy[2] Adviser: Security Investors, LLC	2.00%	N/A	25.28%	19.77%	21.33%
Large Cap Growth	Rydex VIF S&P 500 Pure Growth Adviser: Security Investors, LLC	1.74%	N/A	11.75%	6.62%	10.34%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Large Cap Value	Rydex VIF S&P 500 Pure Value Adviser: Security Investors, LLC	1.74%	N/A	16.02%	12.00%	8.64%
Mid Cap Growth	Rydex VIF S&P MidCap 400 Pure Growth Adviser: Security Investors, LLC	1.74%	N/A	7.18%	4.39%	6.85%
Mid Cap Value	Rydex VIF S&P MidCap 400 Pure Value Adviser: Security Investors, LLC	1.74%	N/A	6.12%	12.00%	10.60%
Small Cap Growth	Rydex VIF S&P SmallCap 600 Pure Growth Adviser: Security Investors, LLC	1.74%	N/A	8.59%	2.89%	6.53%
Small Cap Value	Rydex VIF S&P SmallCap 600 Pure Value Adviser: Security Investors, LLC	1.74%	N/A	6.77%	12.03%	7.65%
Specialty	Rydex VIF Strengthening Dollar 2x Strategy[2] Adviser: Security Investors, LLC	2.14%	N/A	-14.29%	6.16%	1.80%
Specialty-Sector	Rydex VIF Technology Adviser: Security Investors, LLC	1.83%	N/A	25.70%	12.27%	18.37%
Specialty-Sector	Rydex VIF Telecommunications Adviser: Security Investors, LLC	1.83%	N/A	31.13%	5.45%	6.64%
Specialty-Sector	Rydex VIF Transportation Adviser: Security Investors, LLC	1.83%	N/A	11.79%	2.32%	8.06%
Money Market	Rydex VIF U.S. Government Money Market Adviser: Security Investors, LLC	1.49%	N/A	2.84%	2.22%	1.26%
Specialty-Sector	Rydex VIF Utilities Adviser: Security Investors, LLC	1.84%	N/A	17.07%	8.56%	8.60%
Specialty	Rydex VIF Weakening Dollar 2x Strategy[2] Adviser: Security Investors, LLC	2.14%	N/A	18.97%	-5.72%	-2.86%
Large Cap Growth	T. Rowe Price Blue Chip Growth – Class II Adviser: T. Rowe Price Associates, Inc.	1.00%	N/A	18.43%	11.41%	15.25%
Large Cap Value	T. Rowe Price Equity Income – Class II Adviser: T. Rowe Price Associates, Inc.	0.99%	N/A	14.07%	10.89%	10.24%
Specialty-Sector	T. Rowe Price Health Sciences – Class II Adviser: T. Rowe Price Associates, Inc.	1.11%	N/A	17.80%	3.86%	8.70%
Short Term Bond	T. Rowe Price Limited-Term Bond – Class II Adviser: T. Rowe Price Associates, Inc.	0.85%	N/A	5.46%	1.91%	2.09%
Emerging Markets	Templeton Emerging Markets VIP Fund – Class 2 Adviser: Templeton Asset Management Ltd Sub-Adviser: Franklin Templeton Investment Management Limited	1.37%	N/A	46.27%	5.46%	10.40%
International Equity	Templeton Foreign VIP Fund – Class 2 Adviser: Templeton Investment Counsel, LLC	1.09%	N/A	29.19%	8.25%	5.75%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Global Bond	Templeton Global Bond VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.78%	N/A	15.73%	-0.96%	-0.15%
Global Equity	Templeton Growth VIP Fund – Class 2 Adviser: Templeton Global Advisors Limited	1.19%	N/A	23.83%	7.95%	7.04%
World Large Stock	Third Avenue Value Adviser: Third Avenue Management LLC	1.38%	N/A	34.85%	17.68%	9.66%
Balanced/Asset Allocation	TOPS® Aggressive ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	N/A	18.53%	9.15%	9.99%
Balanced/Asset Allocation	TOPS® Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	N/A	12.59%	5.26%	6.10%
Balanced/Asset Allocation	TOPS® Conservative ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.81%	N/A	9.76%	4.09%	4.77%
Balanced/Asset Allocation	TOPS® Managed Risk Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.01%	N/A	7.85%	-1.85%	1.85%
Balanced/Asset Allocation	TOPS® Managed Risk Moderate ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.00%	N/A	10.50%	3.15%	4.73%
Balanced/Asset Allocation	TOPS® Managed Risk Moderately Aggressive ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.00%	N/A	11.58%	5.25%	5.93%
Balanced/Asset Allocation	TOPS® Moderate ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.78%	N/A	14.87%	6.66%	7.63%
Balanced/Asset Allocation	TOPS® Moderately Aggressive ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	N/A	17.74%	8.30%	9.12%
Specialty-Sector	VanEck VIP Global Gold – Class S Adviser: Van Eck Associates Corporation	1.47%	N/A	164.43%	20.00%	20.89%
Specialty-Sector	VanEck VIP Global Resources – Class S Adviser: Van Eck Associates Corporation	1.32%	N/A	36.17%	10.24%	8.06%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Balanced/Asset Allocation	Vanguard® VIF Balanced Adviser: Wellington Management Company LLP	0.20%	0.45%	16.46%	9.29%	10.03%
Large Cap Growth	Vanguard® VIF Capital Growth Adviser: PRIMECAP Management Company	0.34%	0.45%	28.98%	13.97%	14.96%
Asset Allocation/ Lifestyle	Vanguard® VIF Conservative Allocation Adviser: The Vanguard Group, Inc.	0.12%	0.45%	12.73%	4.22%	6.14%
Large Cap Value	Vanguard® VIF Diversified Value Adviser: Hotchkis and Wiley Capital Management, LLC; Aristotle Capital Management, LLC; Harris Associates L.P.	0.28%	0.45%	16.83%	13.24%	11.76%
Large Cap Value	Vanguard® VIF Equity Income Adviser: Wellington Management Company LLP; The Vanguard Group, Inc.	0.29%	0.45%	16.80%	12.59%	11.52%
Large Cap Blend	Vanguard® VIF Equity Index Adviser: The Vanguard Group, Inc.	0.14%	0.45%	17.70%	14.27%	14.66%
Global Bond	Vanguard® VIF Global Bond Index Adviser: The Vanguard Group, Inc.	0.13%	0.45%	5.69%	-0.41%	N/A
Large Cap Growth	Vanguard® VIF Growth Adviser: Wellington Management Company LLP	0.36%	0.45%	16.89%	11.36%	15.58%
High Yield Bond	Vanguard® VIF High Yield Bond Adviser: Wellington Management Company LLP; The Vanguard Group, Inc.	0.24%	0.45%	9.18%	4.05%	5.62%
International Equity	Vanguard® VIF International Adviser: Baillie Gifford Overseas Ltd; Schroder Investment Management North America Inc.	0.32%	0.45%	19.97%	0.62%	10.48%
Mid Cap Blend	Vanguard® VIF Mid-Cap Index Adviser: The Vanguard Group, Inc.	0.17%	0.45%	11.54%	8.46%	10.77%
Asset Allocation/ Lifestyle	Vanguard® VIF Moderate Allocation Adviser: The Vanguard Group, Inc.	0.12%	0.45%	16.19%	6.51%	8.14%
Specialty-Sector	Vanguard® VIF Real Estate Index Adviser: The Vanguard Group, Inc.	0.26%	0.45%	3.11%	4.51%	5.08%
Short Term Bond	Vanguard® VIF Short Term Investment Grade Adviser: The Vanguard Group, Inc.	0.14%	0.45%	6.85%	2.23%	2.81%
Small Cap Growth	Vanguard® VIF Small Company Growth[2] Adviser: ArrowMark Colorado Holdings, LLC	0.29%	0.45%	6.11%	3.81%	9.61%
Intermediate Term Bond	Vanguard® VIF Total Bond Market Index Adviser: The Vanguard Group, Inc.	0.14%	0.45%	6.94%	-0.51%	1.90%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
International Equity	Vanguard® VIF Total International Stock Market Index Adviser: The Vanguard Group, Inc.	0.09%	0.45%	32.04%	7.88%	N/A
Large Cap Blend	Vanguard® VIF Total Stock Market Index Adviser: The Vanguard Group, Inc.	0.13%	0.45%	16.93%	12.98%	14.10%
Intermediate Term Bond	Victory Pioneer Bond VCT – Class II Adviser: Victory Capital Management Inc.	1.17%	N/A	8.88%	0.51%	2.59%
Large Cap Value	Victory Pioneer Equity Income VCT - Class II Adviser: Victory Capital Management Inc.	1.05%	N/A	11.14%	8.81%	9.11%
High Yield Bond	Victory Pioneer High Yield VCT - Class II Adviser: Victory Capital Management Inc.	1.36%	N/A	7.92%	3.95%	5.16%
Multi-Sector Bond	Victory Pioneer Strategic Income VCT - Class II Adviser: Victory Capital Management Inc.	1.96%	N/A	10.85%	1.99%	3.64%
Specialty-Sector	Virtus Duff & Phelps Real Estate Securities Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Duff & Phelps Investment Management Co.	1.19%	N/A	0.72%	6.06%	5.95%
Small Cap Growth	Virtus KAR Small-Cap Growth Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Kayne Anderson Rudnick Investment Management LLC	1.33%	N/A	-22.62%	-5.76%	11.33%
Multi-Sector Bond	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Newfleet Asset Management	0.98%	N/A	7.58%	2.52%	4.23%
International Equity	Virtus SGA International Growth Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Sustainable Growth Advisers, LP	1.21%	N/A	9.26%	1.42%	4.10%
Balanced/Asset Allocation	Virtus Tactical Allocation Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Kayne Anderson Rudnick Investment Management, LLC	1.07%	N/A	6.79%	2.09%	7.77%
Mid Cap Growth	Voya MidCap Opportunities Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	1.47%	N/A	3.49%	4.14%	10.53%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Specialty-Sector	VY® CBRE Global Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: CBRE Investment Management Listed Real Assets, LLC	1.52%	N/A	6.35%	3.60%	3.57%
Specialty-Sector	VY® Columbia Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: Columbia Management Investment Advisers, LLC	1.40%	N/A	-0.10%	5.51%	4.64%
High Yield Bond	Western Asset Variable Global High Yield Bond – Class II Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: Western Asset Management Company, LLC; Western Asset Management Company Limited (London); Western Asset Management Company Pte. Ltd. (Singapore)	1.06%	N/A	9.95%	2.34%	5.09%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

2 This fund is no longer available for new transfers.

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended or updated from time to time, and can be found online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121158. You can view, download, and print copies of Underlying Fund documents at this website. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com. The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://www.securitybenefit.com/performance.
Portfolio Companies [Table Text Block]
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Mid Cap Value	AB Discovery Value – Class B Adviser: AllianceBernstein L.P.	1.07%	N/A	2.64%	8.48%	8.27%
Large Cap Value	AB Relative Value – Class B Adviser: AllianceBernstein L.P.	0.85%	N/A	10.20%	11.15%	10.30%
Global Equity	AB Sustainable Global Thematic – Class B Adviser: AllianceBernstein L.P.	1.25%	N/A	6.02%	3.02%	9.80%
Global Allocation	AB VPS Dynamic Asset Allocation – Class B Adviser: AllianceBernstein L.P.	1.20%	N/A	13.21%	4.74%	5.25%
Global Equity	AFIS Capital World Growth and Income – Class 4 Adviser: Capital Research and Management Company	1.01%	N/A	24.46%	10.01%	10.74%
Government Bond	AFIS U.S. Government Securities – Class 4 Adviser: Capital Research and Management Company	0.84%	N/A	7.54%	-0.49%	1.45%
Large Cap Blend	AFIS Washington Mutual Investors – Class 4 Adviser: Capital Research and Management Company	0.90%	N/A	16.90%	13.60%	12.08%
Large Cap Growth	Alger Capital Appreciation – Class S2 Adviser: Fred Alger Management, LLC	1.19%	N/A	32.51%	16.04%	17.86%
Large Cap Growth	Alger Large Cap Growth – Class I-2 Adviser: Fred Alger Management, LLC	0.89%	N/A	30.27%	11.12%	16.73%
Mid Cap Blend	Allspring Opportunity VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.08%	N/A	6.71%	8.94%	11.85%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Large Cap Growth	Allspring VT Discovery All Cap Growth – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.04%	N/A	15.27%	6.04%	13.57%
Specialty-Sector	ALPS/Alerian Energy Infrastructure – Class III Adviser: ALPS Advisors, Inc.	1.30%	N/A	4.66%	22.06%	10.70%
Balanced/Asset Allocation	American Funds IS® Asset Allocation – Class 4 Adviser: Capital Research and Management Company	0.79%	N/A	15.59%	8.70%	9.50%
Global Bond	American Funds IS® Capital World Bond – Class 4 Adviser: Capital Research and Management Company	0.98%	N/A	9.03%	-2.76%	0.97%
International Equity	American Funds IS® EUPAC FundTM – Class 4 Adviser: Capital Research and Management Company	1.03%	N/A	26.41%	3.14%	6.73%
Global Equity	American Funds IS® Global Growth – Class 4 Adviser: Capital Research and Management Company	1.01%	N/A	21.34%	7.97%	11.89%
Large Cap Growth	American Funds IS® Growth – Class 4 Adviser: Capital Research and Management Company	0.83%	N/A	19.93%	13.09%	17.67%
Large Cap Blend	American Funds IS® Growth-Income – Class 4 Adviser: Capital Research and Management Company	0.78%	N/A	17.77%	13.62%	13.63%
International Equity	American Funds IS® International Growth and Income – Class 4 Adviser: Capital Research and Management Company	1.06%	N/A	35.09%	7.42%	7.54%
Intermediate Term Bond	American Funds IS® Mortgage – Class 4 Adviser: Capital Research and Management Company	0.89%	N/A	8.32%	0.06%	1.43%
Emerging Markets	American Funds IS® New World – Class 4 Adviser: Capital Research and Management Company	1.15%	N/A	27.92%	5.06%	8.98%
Global Equity	American Funds IS® SMALLCAP World Fund® – Class 4 Adviser: Capital Research and Management Company	1.20%	N/A	14.33%	0.23%	6.96%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Large Cap Blend	BlackRock Advantage Large Cap Core V.I. – Class III Adviser: BlackRock Advisors, LLC	1.03%	N/A	19.73%	13.85%	14.08%
Large Cap Value	BlackRock Basic Value V.I. – Class III Adviser: BlackRock Advisors, LLC	1.13%	N/A	24.04%	12.81%	10.52%
Large Cap Growth	BlackRock Capital Appreciation V.I. – Class III Adviser: BlackRock Advisors, LLC	1.37%	N/A	11.77%	10.50%	15.32%
Large Cap Value	BlackRock Equity Dividend V.I. – Class III Adviser: BlackRock Advisors, LLC	1.13%	N/A	21.32%	11.45%	11.01%
Global Allocation	BlackRock Global Allocation V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock (Singapore) Limited; BlackRock International Limited	1.15%	N/A	19.51%	5.51%	7.33%
High Yield Bond	BlackRock High Yield V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.88%	N/A	9.09%	4.57%	6.07%
Large Cap Growth	BlackRock Large Cap Focus Growth V.I. – Class III Adviser: BlackRock Advisors, LLC	1.15%	N/A	11.48%	10.19%	15.98%
Small Cap Blend	BNY Mellon IP Small Cap Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc.	0.61%	N/A	5.36%	6.65%	9.15%
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.07%	N/A	27.87%	8.96%	16.97%
Large Cap Blend	BNY Mellon Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Mellon Investments Corporation	0.52%	N/A	17.23%	13.83%	14.23%
Large Cap Blend	BNY Mellon VIF Appreciation – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co., LLC	1.10%	N/A	9.78%	9.08%	12.63%
Global Equity	Dimensional VA Equity Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.48%	0.45%	19.94%	12.23%	N/A
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Global Bond	Dimensional VA Global Bond Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.21%	0.45%	4.35%	1.38%	1.81%
Global Allocation	Dimensional VA Global Moderate Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP	0.43%	0.45%	14.68%	8.42%	8.65%
International Equity	Dimensional VA International Small Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.39%	0.45%	36.99%	8.89%	8.68%
International Equity	Dimensional VA International Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.27%	0.45%	45.64%	15.85%	10.46%
Short Term Bond	Dimensional VA Short-Term Fixed Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.12%	0.45%	4.33%	2.65%	1.97%
Large Cap Value	Dimensional VA U.S. Large Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.21%	0.45%	15.83%	11.97%	10.51%
Small Cap Value	Dimensional VA U.S. Targeted Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.29%	0.45%	8.95%	13.60%	11.00%
Large Value	Donoghue Forlines Dividend VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	2.77%	N/A	17.19%	8.72%	3.46%
Tactical Allocation	Donoghue Forlines Momentum VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	1.56%	N/A	23.52%	12.83%	9.23%
Mid Cap Value	DWS Small Mid Cap Value VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.24%	N/A	17.85%	9.27%	7.18%
Floating Rate Bond	Eaton Vance VT Floating-Rate Income - Initial Class Adviser: Eaton Vance Management	1.19%	N/A	3.95%	4.64%	4.43%
Intermediate Government	Federated Hermes Fund for U.S. Government Securities II Adviser: Federated Investment Management Company	1.02%	N/A	6.80%	-0.84%	1.06%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
High Yield Bond	Federated Hermes High Income Bond II – Service Class Adviser: Federated Investment Management Company	1.14%	N/A	8.18%	3.45%	5.33%
Balanced/Asset Allocation	Fidelity® VIP Balanced – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.66%	N/A	14.96%	9.24%	10.84%
Large Cap Blend	Fidelity® VIP Contrafund® – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.79%	N/A	21.24%	15.08%	15.49%
Small Cap Blend	Fidelity® VIP Disciplined Small Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.57%	N/A	17.09%	10.09%	10.31%
Emerging Markets	Fidelity® VIP Emerging Markets – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	1.12%	N/A	40.79%	5.62%	10.66%
Large Cap Growth	Fidelity® VIP Growth & Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.72%	N/A	21.21%	15.83%	13.56%
Large Cap Growth	Fidelity® VIP Growth Opportunities – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.81%	N/A	21.73%	11.04%	19.64%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
High Yield Bond	Fidelity® VIP High Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.07%	N/A	10.31%	4.00%	5.34%
Large Cap Blend	Fidelity® VIP Index 500 – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.34%	N/A	17.48%	14.03%	14.42%
Intermediate Term Bond	Fidelity® VIP Investment Grade Bond – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.62%	N/A	6.93%	-0.21%	2.45%
Mid Cap Growth	Fidelity® VIP Mid Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.80%	N/A	11.49%	9.83%	10.31%
International Equity	Fidelity® VIP Overseas – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	0.97%	N/A	20.05%	6.35%	7.55%
Specialty-Sector	Fidelity® VIP Real Estate – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.85%	N/A	2.90%	3.98%	3.61%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Multi-Sector Bond	Fidelity® VIP Strategic Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	0.88%	N/A	8.58%	2.79%	4.40%
Multi Cap Growth	Franklin DynaTech VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.88%	N/A	18.13%	9.09%	14.08%
Large Cap Value	Franklin Growth and Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.04%	N/A	16.90%	11.90%	11.12%
Balanced/Asset Allocation	Franklin Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.72%	N/A	12.56%	7.66%	7.30%
Large Cap Growth	Franklin Large Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.11%	N/A	7.22%	6.83%	12.87%
Global Equity	Franklin Mutual Global Discovery VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	1.16%	N/A	23.34%	12.00%	8.52%
Large Cap Value	Franklin Mutual Shares VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.94%	N/A	11.52%	9.20%	7.53%
Large Cap Blend	Franklin Rising Dividends VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.89%	N/A	11.80%	9.50%	12.10%
Small Cap Value	Franklin Small Cap Value VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.92%	N/A	7.65%	8.86%	9.81%
Small Cap Growth	Franklin Small-Mid Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.09%	N/A	2.52%	1.03%	9.89%
Multi-Sector Bond	Franklin Strategic Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.08%	N/A	7.24%	1.92%	3.10%
Government Bond	Franklin U.S. Government Securities VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.79%	N/A	6.69%	0.02%	1.14%
International Equity	Goldman Sachs VIT International Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.37%	N/A	38.15%	10.80%	7.96%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Large Cap Value	Goldman Sachs VIT Large Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.08%	N/A	10.60%	11.00%	9.34%
Mid Cap Growth	Goldman Sachs VIT Mid Cap Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.49%	N/A	7.36%	4.67%	11.58%
Mid Cap Value	Goldman Sachs VIT Mid Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.09%	N/A	9.13%	9.77%	9.75%
Small Cap Blend	Goldman Sachs VIT Small Cap Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.13%	N/A	15.82%	10.19%	10.57%
Large Cap Growth	Goldman Sachs VIT Strategic Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.04%	N/A	17.58%	12.47%	16.13%
Floating Rate Bond	Guggenheim VIF Floating Rate Strategies Adviser: Guggenheim Partners Investment Management, LLC	1.54%	N/A	3.57%	4.56%	4.12%
Specialty	Guggenheim VIF Global Managed Futures Strategy Adviser: Security Investors, LLC	2.32%	N/A	3.65%	3.94%	1.27%
High Yield Bond	Guggenheim VIF High Yield Adviser: Guggenheim Partners Investment Management, LLC	1.57%	N/A	6.84%	4.16%	5.55%
Specialty	Guggenheim VIF Multi-Hedge Strategies Adviser: Security Investors, LLC	1.80%	N/A	1.25%	1.23%	1.62%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Guggenheim Partners Investment Management, LLC	1.04%	N/A	7.48%	-0.21%	3.13%
Large Cap Growth	Invesco V.I. American Franchise – Series II Adviser: Invesco Advisers, Inc.	1.10%	N/A	11.39%	10.08%	14.58%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.14%	N/A	20.76%	17.56%	12.01%
Global Allocation	Invesco V.I. Balanced-Risk Allocation – Series II Adviser: Invesco Advisers, Inc.	1.60%	N/A	8.69%	2.27%	4.91%
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	1.00%	N/A	17.14%	15.14%	11.67%
Large Cap Blend	Invesco V.I. Core Equity – Series II Adviser: Invesco Advisers, Inc.	1.05%	N/A	15.88%	12.52%	11.46%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.11%	N/A	4.53%	3.64%	11.10%
Large Blend	Invesco V.I. Equally-Weighted S&P 500 – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Capital Management LLC	0.59%	N/A	10.82%	9.89%	11.11%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.82%	N/A	12.52%	8.68%	8.64%
International Equity	Invesco V.I. EQV International Equity – Series II Adviser: Invesco Advisers, Inc.	1.15%	N/A	16.23%	3.42%	5.95%
Global Equity	Invesco V.I. Global – Series II Adviser: Invesco Advisers, Inc.	1.06%	N/A	15.02%	7.01%	10.72%
Specialty-Sector	Invesco V.I. Global Real Estate – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.27%	N/A	7.61%	1.49%	2.18%
Multi-Sector Bond	Invesco V.I. Global Strategic Income – Series II Adviser: Invesco Advisers, Inc.	1.21%	N/A	12.75%	1.39%	2.76%
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.95%	N/A	6.95%	-0.22%	1.34%
Large Cap Value	Invesco V.I. Growth and Income – Series II Adviser: Invesco Advisers, Inc.	1.00%	N/A	15.30%	12.56%	10.46%
Specialty-Sector	Invesco V.I. Health Care – Series II Adviser: Invesco Advisers, Inc.	1.24%	N/A	15.08%	3.54%	6.31%
High Yield Bond	Invesco V.I. High Yield – Series II Adviser: Invesco Advisers, Inc.	1.17%	N/A	6.35%	3.40%	4.55%
International Equity	Invesco V.I. International Growth Fund – Series II Adviser: Invesco Advisers, Inc.	1.43%	N/A	15.53%	1.88%	5.34%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.19%	N/A	8.96%	8.83%	9.08%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.09%	N/A	8.44%	8.07%	10.31%
Speciality	Invesco V.I. S&P 500 Buffer Fund - December - Class II Adviser: Invesco Advisers, Inc.	1.06%	N/A	12.37%	N/A	N/A
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Speciality	Invesco V.I. S&P 500 Buffer Fund - June - Class II Adviser: Invesco Advisers, Inc.	1.05%	N/A	13.35%	N/A	N/A
Speciality	Invesco V.I. S&P 500 Buffer Fund - March - Class II Adviser: Invesco Advisers, Inc.	1.08%	N/A	7.25%	N/A	N/A
Speciality	Invesco V.I. S&P 500 Buffer Fund - September - Class II Adviser: Invesco Advisers, Inc.	1.04%	N/A	12.63%	N/A	N/A
Small Cap Blend	Invesco V.I. Small Cap Equity – Series II Adviser: Invesco Advisers, Inc.	1.21%	N/A	7.83%	7.06%	9.28%
Mid Cap Growth	Janus Henderson VIT Enterprise – Service Class Adviser: Janus Henderson Investors US LLC	0.97%	N/A	7.41%	7.35%	12.51%
Large Cap Growth	Janus Henderson VIT Forty – Service Class Adviser: Janus Henderson Investors US LLC	0.87%	N/A	17.86%	11.37%	15.96%
Mid Cap Value	Janus Henderson VIT Mid Cap Value – Service Class Adviser: Janus Henderson Investors US LLC	1.11%	N/A	6.29%	8.43%	8.40%
International Equity	Janus Henderson VIT Overseas – Service Class Adviser: Janus Henderson Investors US LLC	0.96%	N/A	28.58%	9.17%	8.97%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	1.07%	N/A	18.10%	13.83%	15.59%
Multi-Sector Bond	Lord Abbett Series Bond-Debenture VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.98%	N/A	8.33%	2.10%	4.72%
Small Cap Growth	Lord Abbett Series Developing Growth VC – Class VC2 Adviser: Lord, Abbett & Co. LLC	1.27%	N/A	14.59%	-1.17%	11.03%
Large Cap Blend	Lord Abbett Series Dividend Growth VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.00%	N/A	15.98%	12.34%	13.06%
Large Cap Blend	Lord Abbett Series Fundamental Equity VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.19%	N/A	14.29%	11.36%	9.75%
Large Cap Blend	Lord Abbett Series Growth and Income VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.93%	N/A	17.29%	13.34%	11.12%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Mid Cap Growth	Lord Abbett Series Growth Opportunities VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.15%	N/A	12.94%	3.23%	10.41%
Mid Cap Value	Lord Abbett Series Mid Cap Stock VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.15%	N/A	7.05%	10.16%	7.98%
Intermediate Term Bond	Lord Abbett Series Total Return VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.71%	N/A	7.19%	0.06%	2.27%
Inflation- Protected Bond	LVIP American Century Inflation Protection – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.76%	N/A	6.33%	0.62%	2.61%
International Equity	LVIP American Century International – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	1.20%	N/A	15.81%	1.71%	6.27%
Mid Cap Value	LVIP American Century Mid Cap Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	1.03%	N/A	8.83%	8.72%	8.96%
Large Cap Value	LVIP American Century Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.90%	N/A	15.85%	11.47%	10.07%
Large Cap Value	LVIP Avantis Large Cap Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.99%	N/A	14.56%	8.51%	10.12%
Intermediate Core Bond	LVIP JPMorgan Core Bond – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.99%	N/A	7.15%	-0.29%	1.85%
Small Cap Blend	LVIP JPMorgan Small Cap Core – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.88%	N/A	10.00%	6.13%	8.66%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Large Cap Blend	LVIP JPMorgan U.S. Equity – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	1.00%	N/A	14.26%	13.40%	14.56%
Emerging Markets	MFS® VIT Emerging Markets Equity – Service Class Adviser: Massachusetts Financial Services Company	2.14%	N/A	33.35%	4.11%	7.65%
Global Allocation	MFS® VIT Global Tactical Allocation – Service Class Adviser: Massachusetts Financial Services Company	1.13%	N/A	15.21%	4.60%	5.40%
High Yield Bond	MFS® VIT High Yield – Service Class Adviser: Massachusetts Financial Services Company	1.06%	N/A	8.47%	3.63%	5.30%
Large Cap Growth	MFS® VIT II MA Investors Growth Stock – Service Class Adviser: Massachusetts Financial Services Company	1.04%	N/A	9.61%	9.74%	13.98%
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.22%	N/A	21.75%	5.25%	7.27%
International Equity	MFS® VIT International Intrinsic Value – Service Class Adviser: Massachusetts Financial Services Company	1.16%	N/A	32.96%	7.02%	9.68%
Large Cap Blend	MFS® VIT Investors Trust – Service Class Adviser: Massachusetts Financial Services Company	1.07%	N/A	13.32%	11.06%	12.21%
Small Cap Growth	MFS® VIT New Discovery – Service Class Adviser: Massachusetts Financial Services Company	1.20%	N/A	12.56%	-0.54%	10.46%
Large Cap Blend	MFS® VIT Research – Service Class Adviser: Massachusetts Financial Services Company	1.07%	N/A	12.57%	10.87%	12.65%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.96%	N/A	10.91%	6.16%	7.36%
Intermediate Term Bond	MFS® VIT Total Return Bond – Service Class Adviser: Massachusetts Financial Services Company	0.79%	N/A	6.94%	-0.09%	2.38%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.04%	N/A	14.76%	7.38%	9.22%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Emerging Markets Bond	Morgan Stanley VIF Emerging Markets Debt – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Limited	1.62%	N/A	15.24%	2.66%	4.46%
Emerging Markets	Morgan Stanley VIF Emerging Markets Equity – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Company	1.53%	N/A	32.90%	4.32%	7.21%
Asset Allocation/ Lifestyle	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.85%	N/A	20.00%	10.55%	10.36%
Asset Allocation/ Lifestyle	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.84%	N/A	14.82%	6.61%	7.25%
Asset Allocation/ Lifestyle	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.93%	N/A	8.82%	2.19%	3.50%
Asset Allocation/ Lifestyle	Morningstar Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.82%	N/A	17.91%	8.82%	9.05%
Asset Allocation/ Lifestyle	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.88%	N/A	11.70%	4.43%	5.46%
Multi Cap Value	NAA All Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.15%	N/A	12.87%	11.12%	10.40%
Large Cap Value	NAA Large Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.05%	N/A	14.16%	12.15%	10.88%
Large Cap Blend	NAA Large Core Series Adviser: New Age Alpha Advisors, LLC	1.16%	N/A	16.43%	13.65%	14.25%
Large Cap Growth	NAA Large Growth Series Adviser: New Age Alpha Advisors, LLC	1.17%	N/A	17.02%	13.89%	17.04%
Mid Cap Growth	NAA Mid Growth Series Adviser: New Age Alpha Advisors, LLC	1.18%	N/A	2.17%	4.48%	10.63%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Small Cap Value	NAA Small Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.29%	N/A	3.30%	8.47%	7.65%
Small Cap Growth	NAA Small Growth Series Adviser: New Age Alpha Advisors, LLC	1.42%	N/A	6.58%	2.59%	8.89%
Mid Cap Value	NAA SMid-Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.18%	N/A	7.35%	9.30%	9.97%
Global Equity	NAA World Equity Income Series Adviser: New Age Alpha Advisors, LLC	1.18%	N/A	22.75%	11.42%	9.99%
Specialty	Neuberger Berman Quality Equity Portfolio – Class I Adviser: Neuberger Berman Investment Advisers LLC	0.87%	N/A	13.74%	12.83%	12.94%
Global Allocation	Nomura VIP Asset Strategy - Service Class Adviser: Delaware Management Company	1.04%	N/A	16.66%	7.07%	7.84%
Balanced/Asset Allocation	Nomura VIP Balanced - Service Class Adviser: Delaware Management Company	1.08%	N/A	11.79%	7.85%	8.38%
Large Cap Growth	Nomura VIP Core Equity - Service Class Adviser: Delaware Management Company	1.00%	N/A	15.30%	13.79%	13.78%
Specialty-Sector	Nomura VIP Energy - Service Class Adviser: Delaware Management Company Sub-Adviser: Van Eck Associates Corporation	1.31%	N/A	11.89%	18.61%	1.74%
Global Equity	Nomura VIP Global Growth - Service Class Adviser: Delaware Management Company	1.24%	N/A	17.93%	9.99%	10.71%
Large Cap Growth	Nomura VIP Growth - Service Class Adviser: Delaware Management Company	1.01%	N/A	8.41%	11.89%	15.40%
High Yield Bond	Nomura VIP High Income - Service Class Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.97%	N/A	7.17%	3.73%	5.56%
International Equity	Nomura VIP International Core Equity - Service Class Adviser: Delaware Management Company	1.18%	N/A	24.17%	7.83%	6.62%
Short Term Bond	Nomura VIP Limited-Term Bond - Service Class Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.87%	N/A	4.70%	1.75%	2.12%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Mid Cap Growth	Nomura VIP Mid Cap Growth - Service Class Adviser: Delaware Management Company	1.17%	N/A	1.18%	-0.08%	10.66%
Specialty-Sector	Nomura VIP Natural Resources - Service Class Adviser: Delaware Management Company Sub-Adviser: Van Eck Associates Corporation; Macquarie Investment Management Global Limited	1.29%	N/A	37.75%	15.73%	6.94%
Specialty-Sector	Nomura VIP Science and Technology - Service Class Adviser: Delaware Management Company	1.15%	N/A	33.36%	13.71%	17.20%
Small Cap Growth	Nomura VIP Small Cap Growth - Service Class Adviser: Delaware Management Company	1.21%	N/A	13.39%	2.20%	8.69%
Small Cap Blend	Nomura VIP Smid Cap Core - Service Class Adviser: Delaware Management Company	1.20%	N/A	8.39%	8.07%	9.91%
Large Cap Value	Nomura VIP Value - Service Class Adviser: Delaware Management Company	1.04%	N/A	9.41%	9.49%	8.92%
Specialty	PIMCO VIT All Asset – Advisor Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	2.32%	N/A	14.19%	5.49%	6.67%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Advisor Class Adviser: Pacific Investment Management Company LLC	3.48%	N/A	18.85%	10.47%	6.43%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond – Advisor Class Adviser: Pacific Investment Management Company LLC	1.27%	N/A	14.86%	2.34%	4.96%
Global Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.25%	N/A	12.76%	0.07%	2.36%
Global Allocation	PIMCO VIT Global Managed Asset Allocation – Advisor Class Adviser: Pacific Investment Management Company LLC	1.51%	N/A	21.77%	6.94%	7.88%
High Yield Bond	PIMCO VIT High Yield – Advisor Class Adviser: Pacific Investment Management Company LLC	0.91%	N/A	8.85%	3.87%	5.47%
International Bond	PIMCO VIT International Bond Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.13%	N/A	10.04%	-3.37%	0.86%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Short Term Bond	PIMCO VIT Low Duration – Advisor Class Adviser: Pacific Investment Management Company LLC	0.76%	N/A	5.42%	1.47%	1.69%
Inflation- Protected Bond	PIMCO VIT Real Return – Advisor Class Adviser: Pacific Investment Management Company LLC	1.49%	N/A	7.74%	1.11%	3.11%
Short Term Bond	PIMCO VIT Short-Term – Advisor Class Adviser: Pacific Investment Management Company LLC	0.75%	N/A	4.57%	3.14%	2.65%
Intermediate Term Bond	PIMCO VIT Total Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.83%	N/A	8.78%	-0.08%	2.26%
Multi Cap Blend	Putnam VT Core Equity – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.92%	N/A	16.81%	15.96%	15.20%
Multi-Sector Bond	Putnam VT Diversified Income – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	1.05%	N/A	8.58%	1.81%	3.03%
Global Allocation	Putnam VT Global Asset Allocation – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited; The Putnam Advisory Company, LLC	1.11%	N/A	14.38%	8.39%	8.43%
High Yield Bond	Putnam VT High Yield – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.96%	N/A	8.67%	4.05%	5.70%
Intermediate Term Bond	Putnam VT Income – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.82%	N/A	7.25%	-1.13%	1.89%
Large Cap Growth	Putnam VT Large Cap Growth – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.87%	N/A	14.34%	13.44%	17.66%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Large Cap Value	Putnam VT Large Cap Value – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.79%	N/A	20.35%	15.38%	13.30%
Small Cap Growth	Putnam VT Small Cap Growth – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	1.17%	N/A	8.80%	6.18%	11.45%
Specialty-Sector	Rydex VIF Banking Adviser: Security Investors, LLC	1.83%	N/A	23.74%	11.69%	8.98%
Specialty-Sector	Rydex VIF Basic Materials Adviser: Security Investors, LLC	1.83%	N/A	32.89%	9.42%	11.58%
Specialty-Sector	Rydex VIF Biotechnology Adviser: Security Investors, LLC	1.84%	N/A	30.12%	3.55%	5.42%
Specialty-Sector	Rydex VIF Commodities Strategy Adviser: Security Investors, LLC	1.96%	N/A	4.89%	12.80%	4.76%
Specialty-Sector	Rydex VIF Consumer Products Adviser: Security Investors, LLC	1.84%	N/A	-3.52%	1.32%	3.80%
Specialty	Rydex VIF Dow 2x Strategy[2] Adviser: Security Investors, LLC	1.95%	N/A	19.49%	14.77%	18.17%
Specialty-Sector	Rydex VIF Electronics Adviser: Security Investors, LLC	1.83%	N/A	41.49%	18.80%	23.66%
Specialty-Sector	Rydex VIF Energy Adviser: Security Investors, LLC	1.84%	N/A	7.51%	19.52%	4.64%
Specialty-Sector	Rydex VIF Energy Services Adviser: Security Investors, LLC	1.84%	N/A	1.74%	10.39%	-5.65%
International Equity	Rydex VIF Europe 1.25x Strategy[2] Adviser: Security Investors, LLC	1.97%	N/A	36.46%	10.40%	7.59%
Specialty-Sector	Rydex VIF Financial Services Adviser: Security Investors, LLC	1.88%	N/A	10.76%	11.31%	9.88%
Government Bond	Rydex VIF Government Long Bond 1.2x Strategy[2] Adviser: Security Investors, LLC	1.51%	N/A	1.67%	-13.64%	-3.35%
Specialty-Sector	Rydex VIF Health Care Adviser: Security Investors, LLC	1.84%	N/A	14.07%	4.64%	7.44%
High Yield Bond	Rydex VIF High Yield Strategy Adviser: Security Investors, LLC	1.80%	N/A	9.87%	3.52%	4.77%
Specialty-Sector	Rydex VIF Internet Adviser: Security Investors, LLC	1.84%	N/A	18.50%	2.54%	11.93%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Specialty	Rydex VIF Inverse Dow 2x Strategy[2] Adviser: Security Investors, LLC	1.94%	N/A	-20.69%	-18.02%	-25.05%
Specialty	Rydex VIF Inverse Government Long Bond Strategy[2] Adviser: Security Investors, LLC	5.82%	N/A	1.85%	12.87%	1.41%
Specialty	Rydex VIF Inverse Mid-Cap Strategy[2] Adviser: Security Investors, LLC	2.03%	N/A	-5.11%	-7.51%	-10.94%
Specialty	Rydex VIF Inverse NASDAQ-100® Strategy[2] Adviser: Security Investors, LLC	1.98%	N/A	-16.18%	-13.53%	-17.67%
Specialty	Rydex VIF Inverse Russell 2000® Strategy[2] Adviser: Security Investors, LLC	1.98%	N/A	-9.58%	-6.24%	-11.19%
Specialty	Rydex VIF Inverse S&P 500 Strategy[2] Adviser: Security Investors, LLC	1.94%	N/A	-11.76%	-10.49%	-12.91%
International Equity	Rydex VIF Japan 2x Strategy[2] Adviser: Security Investors, LLC	1.73%	N/A	51.54%	0.16%	9.51%
Specialty-Sector	Rydex VIF Leisure Adviser: Security Investors, LLC	1.84%	N/A	8.47%	2.50%	7.27%
Mid Cap Blend	Rydex VIF Mid-Cap 1.5x Strategy[2] Adviser: Security Investors, LLC	1.92%	N/A	5.04%	8.37%	11.16%
Large Cap Growth	Rydex VIF NASDAQ-100® Adviser: Security Investors, LLC	1.83%	N/A	19.04%	13.32%	17.60%
Large Cap Growth	Rydex VIF NASDAQ-100® 2x Strategy[2] Adviser: Security Investors, LLC	2.00%	N/A	29.24%	18.83%	29.69%
Large Cap Blend	Rydex VIF Nova[2] Adviser: Security Investors, LLC	1.80%	N/A	20.87%	16.53%	17.73%
Specialty-Sector	Rydex VIF Precious Metals Adviser: Security Investors, LLC	1.73%	N/A	147.37%	17.52%	21.08%
Specialty-Sector	Rydex VIF Real Estate Adviser: Security Investors, LLC	1.83%	N/A	2.88%	3.02%	4.00%
Specialty-Sector	Rydex VIF Retailing Adviser: Security Investors, LLC	1.83%	N/A	10.18%	4.22%	9.18%
Small Cap Blend	Rydex VIF Russell 2000® 1.5x Strategy[2] Adviser: Security Investors, LLC	1.99%	N/A	12.47%	3.43%	9.25%
Small Cap Blend	Rydex VIF Russell 2000® 2x Strategy[2] Adviser: Security Investors, LLC	1.98%	N/A	12.07%	1.43%	9.07%
Large Cap Blend	Rydex VIF S&P 500 2x Strategy[2] Adviser: Security Investors, LLC	2.00%	N/A	25.28%	19.77%	21.33%
Large Cap Growth	Rydex VIF S&P 500 Pure Growth Adviser: Security Investors, LLC	1.74%	N/A	11.75%	6.62%	10.34%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Large Cap Value	Rydex VIF S&P 500 Pure Value Adviser: Security Investors, LLC	1.74%	N/A	16.02%	12.00%	8.64%
Mid Cap Growth	Rydex VIF S&P MidCap 400 Pure Growth Adviser: Security Investors, LLC	1.74%	N/A	7.18%	4.39%	6.85%
Mid Cap Value	Rydex VIF S&P MidCap 400 Pure Value Adviser: Security Investors, LLC	1.74%	N/A	6.12%	12.00%	10.60%
Small Cap Growth	Rydex VIF S&P SmallCap 600 Pure Growth Adviser: Security Investors, LLC	1.74%	N/A	8.59%	2.89%	6.53%
Small Cap Value	Rydex VIF S&P SmallCap 600 Pure Value Adviser: Security Investors, LLC	1.74%	N/A	6.77%	12.03%	7.65%
Specialty	Rydex VIF Strengthening Dollar 2x Strategy[2] Adviser: Security Investors, LLC	2.14%	N/A	-14.29%	6.16%	1.80%
Specialty-Sector	Rydex VIF Technology Adviser: Security Investors, LLC	1.83%	N/A	25.70%	12.27%	18.37%
Specialty-Sector	Rydex VIF Telecommunications Adviser: Security Investors, LLC	1.83%	N/A	31.13%	5.45%	6.64%
Specialty-Sector	Rydex VIF Transportation Adviser: Security Investors, LLC	1.83%	N/A	11.79%	2.32%	8.06%
Money Market	Rydex VIF U.S. Government Money Market Adviser: Security Investors, LLC	1.49%	N/A	2.84%	2.22%	1.26%
Specialty-Sector	Rydex VIF Utilities Adviser: Security Investors, LLC	1.84%	N/A	17.07%	8.56%	8.60%
Specialty	Rydex VIF Weakening Dollar 2x Strategy[2] Adviser: Security Investors, LLC	2.14%	N/A	18.97%	-5.72%	-2.86%
Large Cap Growth	T. Rowe Price Blue Chip Growth – Class II Adviser: T. Rowe Price Associates, Inc.	1.00%	N/A	18.43%	11.41%	15.25%
Large Cap Value	T. Rowe Price Equity Income – Class II Adviser: T. Rowe Price Associates, Inc.	0.99%	N/A	14.07%	10.89%	10.24%
Specialty-Sector	T. Rowe Price Health Sciences – Class II Adviser: T. Rowe Price Associates, Inc.	1.11%	N/A	17.80%	3.86%	8.70%
Short Term Bond	T. Rowe Price Limited-Term Bond – Class II Adviser: T. Rowe Price Associates, Inc.	0.85%	N/A	5.46%	1.91%	2.09%
Emerging Markets	Templeton Emerging Markets VIP Fund – Class 2 Adviser: Templeton Asset Management Ltd Sub-Adviser: Franklin Templeton Investment Management Limited	1.37%	N/A	46.27%	5.46%	10.40%
International Equity	Templeton Foreign VIP Fund – Class 2 Adviser: Templeton Investment Counsel, LLC	1.09%	N/A	29.19%	8.25%	5.75%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Global Bond	Templeton Global Bond VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.78%	N/A	15.73%	-0.96%	-0.15%
Global Equity	Templeton Growth VIP Fund – Class 2 Adviser: Templeton Global Advisors Limited	1.19%	N/A	23.83%	7.95%	7.04%
World Large Stock	Third Avenue Value Adviser: Third Avenue Management LLC	1.38%	N/A	34.85%	17.68%	9.66%
Balanced/Asset Allocation	TOPS® Aggressive ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	N/A	18.53%	9.15%	9.99%
Balanced/Asset Allocation	TOPS® Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	N/A	12.59%	5.26%	6.10%
Balanced/Asset Allocation	TOPS® Conservative ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.81%	N/A	9.76%	4.09%	4.77%
Balanced/Asset Allocation	TOPS® Managed Risk Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.01%	N/A	7.85%	-1.85%	1.85%
Balanced/Asset Allocation	TOPS® Managed Risk Moderate ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.00%	N/A	10.50%	3.15%	4.73%
Balanced/Asset Allocation	TOPS® Managed Risk Moderately Aggressive ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.00%	N/A	11.58%	5.25%	5.93%
Balanced/Asset Allocation	TOPS® Moderate ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.78%	N/A	14.87%	6.66%	7.63%
Balanced/Asset Allocation	TOPS® Moderately Aggressive ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	N/A	17.74%	8.30%	9.12%
Specialty-Sector	VanEck VIP Global Gold – Class S Adviser: Van Eck Associates Corporation	1.47%	N/A	164.43%	20.00%	20.89%
Specialty-Sector	VanEck VIP Global Resources – Class S Adviser: Van Eck Associates Corporation	1.32%	N/A	36.17%	10.24%	8.06%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Balanced/Asset Allocation	Vanguard® VIF Balanced Adviser: Wellington Management Company LLP	0.20%	0.45%	16.46%	9.29%	10.03%
Large Cap Growth	Vanguard® VIF Capital Growth Adviser: PRIMECAP Management Company	0.34%	0.45%	28.98%	13.97%	14.96%
Asset Allocation/ Lifestyle	Vanguard® VIF Conservative Allocation Adviser: The Vanguard Group, Inc.	0.12%	0.45%	12.73%	4.22%	6.14%
Large Cap Value	Vanguard® VIF Diversified Value Adviser: Hotchkis and Wiley Capital Management, LLC; Aristotle Capital Management, LLC; Harris Associates L.P.	0.28%	0.45%	16.83%	13.24%	11.76%
Large Cap Value	Vanguard® VIF Equity Income Adviser: Wellington Management Company LLP; The Vanguard Group, Inc.	0.29%	0.45%	16.80%	12.59%	11.52%
Large Cap Blend	Vanguard® VIF Equity Index Adviser: The Vanguard Group, Inc.	0.14%	0.45%	17.70%	14.27%	14.66%
Global Bond	Vanguard® VIF Global Bond Index Adviser: The Vanguard Group, Inc.	0.13%	0.45%	5.69%	-0.41%	N/A
Large Cap Growth	Vanguard® VIF Growth Adviser: Wellington Management Company LLP	0.36%	0.45%	16.89%	11.36%	15.58%
High Yield Bond	Vanguard® VIF High Yield Bond Adviser: Wellington Management Company LLP; The Vanguard Group, Inc.	0.24%	0.45%	9.18%	4.05%	5.62%
International Equity	Vanguard® VIF International Adviser: Baillie Gifford Overseas Ltd; Schroder Investment Management North America Inc.	0.32%	0.45%	19.97%	0.62%	10.48%
Mid Cap Blend	Vanguard® VIF Mid-Cap Index Adviser: The Vanguard Group, Inc.	0.17%	0.45%	11.54%	8.46%	10.77%
Asset Allocation/ Lifestyle	Vanguard® VIF Moderate Allocation Adviser: The Vanguard Group, Inc.	0.12%	0.45%	16.19%	6.51%	8.14%
Specialty-Sector	Vanguard® VIF Real Estate Index Adviser: The Vanguard Group, Inc.	0.26%	0.45%	3.11%	4.51%	5.08%
Short Term Bond	Vanguard® VIF Short Term Investment Grade Adviser: The Vanguard Group, Inc.	0.14%	0.45%	6.85%	2.23%	2.81%
Small Cap Growth	Vanguard® VIF Small Company Growth[2] Adviser: ArrowMark Colorado Holdings, LLC	0.29%	0.45%	6.11%	3.81%	9.61%
Intermediate Term Bond	Vanguard® VIF Total Bond Market Index Adviser: The Vanguard Group, Inc.	0.14%	0.45%	6.94%	-0.51%	1.90%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
International Equity	Vanguard® VIF Total International Stock Market Index Adviser: The Vanguard Group, Inc.	0.09%	0.45%	32.04%	7.88%	N/A
Large Cap Blend	Vanguard® VIF Total Stock Market Index Adviser: The Vanguard Group, Inc.	0.13%	0.45%	16.93%	12.98%	14.10%
Intermediate Term Bond	Victory Pioneer Bond VCT – Class II Adviser: Victory Capital Management Inc.	1.17%	N/A	8.88%	0.51%	2.59%
Large Cap Value	Victory Pioneer Equity Income VCT - Class II Adviser: Victory Capital Management Inc.	1.05%	N/A	11.14%	8.81%	9.11%
High Yield Bond	Victory Pioneer High Yield VCT - Class II Adviser: Victory Capital Management Inc.	1.36%	N/A	7.92%	3.95%	5.16%
Multi-Sector Bond	Victory Pioneer Strategic Income VCT - Class II Adviser: Victory Capital Management Inc.	1.96%	N/A	10.85%	1.99%	3.64%
Specialty-Sector	Virtus Duff & Phelps Real Estate Securities Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Duff & Phelps Investment Management Co.	1.19%	N/A	0.72%	6.06%	5.95%
Small Cap Growth	Virtus KAR Small-Cap Growth Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Kayne Anderson Rudnick Investment Management LLC	1.33%	N/A	-22.62%	-5.76%	11.33%
Multi-Sector Bond	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Newfleet Asset Management	0.98%	N/A	7.58%	2.52%	4.23%
International Equity	Virtus SGA International Growth Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Sustainable Growth Advisers, LP	1.21%	N/A	9.26%	1.42%	4.10%
Balanced/Asset Allocation	Virtus Tactical Allocation Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Kayne Anderson Rudnick Investment Management, LLC	1.07%	N/A	6.79%	2.09%	7.77%
Mid Cap Growth	Voya MidCap Opportunities Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	1.47%	N/A	3.49%	4.14%	10.53%
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Specialty-Sector	VY® CBRE Global Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: CBRE Investment Management Listed Real Assets, LLC	1.52%	N/A	6.35%	3.60%	3.57%
Specialty-Sector	VY® Columbia Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: Columbia Management Investment Advisers, LLC	1.40%	N/A	-0.10%	5.51%	4.64%
High Yield Bond	Western Asset Variable Global High Yield Bond – Class II Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: Western Asset Management Company, LLC; Western Asset Management Company Limited (London); Western Asset Management Company Pte. Ltd. (Singapore)	1.06%	N/A	9.95%	2.34%	5.09%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

2 This fund is no longer available for new transfers.

Temporary Fee Reductions, Current Expenses [Text Block]	Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements
Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]	Optional Rider Investment Restrictions The optional rider is not subject to investment restrictions.
EliteDesigns II Variable Annuity | AB Discovery Value - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	AB Discovery Value – Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.64%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	8.27%
EliteDesigns II Variable Annuity | AB Relative Value - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	AB Relative Value – Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.20%
Average Annual Total Returns, 5 Years [Percent]	11.15%
Average Annual Total Returns, 10 Years [Percent]	10.30%
EliteDesigns II Variable Annuity | AB Sustainable Global Thematic - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	AB Sustainable Global Thematic – Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	6.02%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	9.80%
EliteDesigns II Variable Annuity | AB VPS Dynamic Asset Allocation - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	AB VPS Dynamic Asset Allocation – Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	5.25%
EliteDesigns II Variable Annuity | AFIS Capital World Growth and Income - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	AFIS Capital World Growth and Income – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	24.46%
Average Annual Total Returns, 5 Years [Percent]	10.01%
Average Annual Total Returns, 10 Years [Percent]	10.74%
EliteDesigns II Variable Annuity | AFIS US Government Securities - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Government Bond
Portfolio Company Name [Text Block]	AFIS U.S. Government Securities – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.45%
EliteDesigns II Variable Annuity | AFIS Washington Mutual Investors - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	AFIS Washington Mutual Investors – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	16.90%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	12.08%
EliteDesigns II Variable Annuity | Alger Capital Appreciation - Class S
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Alger Capital Appreciation – Class S
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	32.51%
Average Annual Total Returns, 5 Years [Percent]	16.04%
Average Annual Total Returns, 10 Years [Percent]	17.86%
EliteDesigns II Variable Annuity | Alger Large Cap Growth - Class I-2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Alger Large Cap Growth – Class I-2
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	30.27%
Average Annual Total Returns, 5 Years [Percent]	11.12%
Average Annual Total Returns, 10 Years [Percent]	16.73%
EliteDesigns II Variable Annuity | Allspring Opportunity VT - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Blend
Portfolio Company Name [Text Block]	Allspring Opportunity VT – Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	6.71%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	11.85%
EliteDesigns II Variable Annuity | Allspring VT Discovery All Cap Growth - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Allspring VT Discovery All Cap Growth – Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	15.27%
Average Annual Total Returns, 5 Years [Percent]	6.04%
Average Annual Total Returns, 10 Years [Percent]	13.57%
EliteDesigns II Variable Annuity | ALPSAlerian Energy Infrastructure - Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	ALPS/Alerian Energy Infrastructure – Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	4.66%
Average Annual Total Returns, 5 Years [Percent]	22.06%
Average Annual Total Returns, 10 Years [Percent]	10.70%
EliteDesigns II Variable Annuity | American Funds IS® Asset Allocation - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	American Funds IS® Asset Allocation – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.59%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	9.50%
EliteDesigns II Variable Annuity | American Funds IS® Capital World Bond - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	American Funds IS® Capital World Bond – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	(2.76%)
Average Annual Total Returns, 10 Years [Percent]	0.97%
EliteDesigns II Variable Annuity | American Funds IS EUPAC Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	American Funds IS® EUPAC FundTM – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	26.41%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	6.73%
EliteDesigns II Variable Annuity | American Funds IS® Global Growth - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	American Funds IS® Global Growth – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	21.34%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]	11.89%
EliteDesigns II Variable Annuity | American Funds IS® Growth - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	American Funds IS® Growth – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	19.93%
Average Annual Total Returns, 5 Years [Percent]	13.09%
Average Annual Total Returns, 10 Years [Percent]	17.67%
EliteDesigns II Variable Annuity | American Funds IS® Growth-Income - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	American Funds IS® Growth-Income – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	17.77%
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	13.63%
EliteDesigns II Variable Annuity | American Funds IS® International Growth and Income - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	American Funds IS® International Growth and Income – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	35.09%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	7.54%
EliteDesigns II Variable Annuity | American Funds IS® Mortgage - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	American Funds IS® Mortgage – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.32%
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	1.43%
EliteDesigns II Variable Annuity | American Funds IS® New World - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Name [Text Block]	American Funds IS® New World – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	27.92%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	8.98%
EliteDesigns II Variable Annuity | American Funds IS SMALLCAP World Fund - Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	American Funds IS® SMALLCAP World Fund® – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	6.96%
EliteDesigns II Variable Annuity | BlackRock Advantage Large Cap Core V.I. - Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Core V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	19.73%
Average Annual Total Returns, 5 Years [Percent]	13.85%
Average Annual Total Returns, 10 Years [Percent]	14.08%
EliteDesigns II Variable Annuity | BlackRock Basic Value V.I. - Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	BlackRock Basic Value V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	24.04%
Average Annual Total Returns, 5 Years [Percent]	12.81%
Average Annual Total Returns, 10 Years [Percent]	10.52%
EliteDesigns II Variable Annuity | BlackRock Capital Appreciation V.I. - Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	11.77%
Average Annual Total Returns, 5 Years [Percent]	10.50%
Average Annual Total Returns, 10 Years [Percent]	15.32%
EliteDesigns II Variable Annuity | BlackRock Equity Dividend V.I. - Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	BlackRock Equity Dividend V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	21.32%
Average Annual Total Returns, 5 Years [Percent]	11.45%
Average Annual Total Returns, 10 Years [Percent]	11.01%
EliteDesigns II Variable Annuity | BlackRock Global Allocation V.I. - Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited; BlackRock International Limited
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	19.51%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.33%
EliteDesigns II Variable Annuity | BlackRock High Yield V.I. - Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	BlackRock High Yield V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.09%
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	6.07%
EliteDesigns II Variable Annuity | BlackRock Large Cap Focus Growth V.I. - Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	BlackRock Large Cap Focus Growth V.I. – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	11.48%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	15.98%
EliteDesigns II Variable Annuity | BNY Mellon IP Small Cap Stock Index - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon IP Small Cap Stock Index – Service Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	5.36%
Average Annual Total Returns, 5 Years [Percent]	6.65%
Average Annual Total Returns, 10 Years [Percent]	9.15%
EliteDesigns II Variable Annuity | BNY Mellon IP Technology Growth - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	BNY Mellon IP Technology Growth – Service Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	27.87%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	16.97%
EliteDesigns II Variable Annuity | BNY Mellon Stock Index - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon Stock Index – Service Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Mellon Investments Corporation
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	13.83%
Average Annual Total Returns, 10 Years [Percent]	14.23%
EliteDesigns II Variable Annuity | BNY Mellon VIF Appreciation - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon VIF Appreciation – Service Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Fayez Sarofim & Co., LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	9.78%
Average Annual Total Returns, 5 Years [Percent]	9.08%
Average Annual Total Returns, 10 Years [Percent]	12.63%
EliteDesigns II Variable Annuity | Dimensional VA Equity Allocation - Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Dimensional VA Equity Allocation – Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	19.94%
Average Annual Total Returns, 5 Years [Percent]	12.23%
EliteDesigns II Variable Annuity | Dimensional VA Global Bond Portfolio - Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	Dimensional VA Global Bond Portfolio – Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	4.35%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	1.81%
EliteDesigns II Variable Annuity | Dimensional VA Global Moderate Allocation - Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	Dimensional VA Global Moderate Allocation – Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	14.68%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	8.65%
EliteDesigns II Variable Annuity | Dimensional VA International Small Portfolio - Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Dimensional VA International Small Portfolio – Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Current Expenses [Percent]	0.39%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	36.99%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	8.68%
EliteDesigns II Variable Annuity | Dimensional VA International Value Portfolio - Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Dimensional VA International Value Portfolio – Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Current Expenses [Percent]	0.27%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	45.64%
Average Annual Total Returns, 5 Years [Percent]	15.85%
Average Annual Total Returns, 10 Years [Percent]	10.46%
EliteDesigns II Variable Annuity | Dimensional VA Short-Term Fixed Portfolio - Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Short Term Bond
Portfolio Company Name [Text Block]	Dimensional VA Short-Term Fixed Portfolio – Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd.; DFA Australia Limited
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	4.33%
Average Annual Total Returns, 5 Years [Percent]	2.65%
Average Annual Total Returns, 10 Years [Percent]	1.97%
EliteDesigns II Variable Annuity | Dimensional VA U.S. Large Value Portfolio - Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Dimensional VA U.S. Large Value Portfolio – Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	11.97%
Average Annual Total Returns, 10 Years [Percent]	10.51%
EliteDesigns II Variable Annuity | Dimensional VA U.S. Targeted Value Portfolio - Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Value
Portfolio Company Name [Text Block]	Dimensional VA U.S. Targeted Value Portfolio – Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	8.95%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	11.00%
EliteDesigns II Variable Annuity | Donoghue Forlines Dividend VIT Fund - Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Value
Portfolio Company Name [Text Block]	Donoghue Forlines Dividend VIT Fund – Class 1
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Current Expenses [Percent]	2.77%
Average Annual Total Returns, 1 Year [Percent]	17.19%
Average Annual Total Returns, 5 Years [Percent]	8.72%
Average Annual Total Returns, 10 Years [Percent]	3.46%
EliteDesigns II Variable Annuity | Donoghue Forlines Momentum VIT Fund - Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Tactical Allocation
Portfolio Company Name [Text Block]	Donoghue Forlines Momentum VIT Fund – Class 1
Portfolio Company Adviser [Text Block]	Donoghue Forlines LLC
Current Expenses [Percent]	1.56%
Average Annual Total Returns, 1 Year [Percent]	23.52%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	9.23%
EliteDesigns II Variable Annuity | DWS Small Mid Cap Value VIP - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	DWS Small Mid Cap Value VIP – Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	17.85%
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	7.18%
EliteDesigns II Variable Annuity | Eaton Vance VT Floating-Rate Income - Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Floating Rate Bond
Portfolio Company Name [Text Block]	Eaton Vance VT Floating-Rate Income - Initial Class
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	4.43%
EliteDesigns II Variable Annuity | Federated Hermes Fund for U.S. Government Securities II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Government
Portfolio Company Name [Text Block]	Federated Hermes Fund for U.S. Government Securities II
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	(0.84%)
Average Annual Total Returns, 10 Years [Percent]	1.06%
EliteDesigns II Variable Annuity | Federated Hermes High Income Bond II - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Federated Hermes High Income Bond II – Service Class
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	8.18%
Average Annual Total Returns, 5 Years [Percent]	3.45%
Average Annual Total Returns, 10 Years [Percent]	5.33%
EliteDesigns II Variable Annuity | Fidelity® VIP Balanced - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP Balanced – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	14.96%
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	10.84%
EliteDesigns II Variable Annuity | Fidelity® VIP Contrafund® - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
EliteDesigns II Variable Annuity | Fidelity® VIP Disciplined Small Cap - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Disciplined Small Cap – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	17.09%
Average Annual Total Returns, 5 Years [Percent]	10.09%
Average Annual Total Returns, 10 Years [Percent]	10.31%
EliteDesigns II Variable Annuity | Fidelity® VIP Emerging Markets - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	40.79%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	10.66%
EliteDesigns II Variable Annuity | Fidelity® VIP Growth Income - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Growth & Income – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	21.21%
Average Annual Total Returns, 5 Years [Percent]	15.83%
Average Annual Total Returns, 10 Years [Percent]	13.56%
EliteDesigns II Variable Annuity | Fidelity® VIP Growth Opportunities - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	21.73%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]	19.64%
EliteDesigns II Variable Annuity | Fidelity® VIP High Income - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Fidelity® VIP High Income – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	10.31%
Average Annual Total Returns, 5 Years [Percent]	4.00%
Average Annual Total Returns, 10 Years [Percent]	5.34%
EliteDesigns II Variable Annuity | Fidelity® VIP Index 500 - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	17.48%
Average Annual Total Returns, 5 Years [Percent]	14.03%
Average Annual Total Returns, 10 Years [Percent]	14.42%
EliteDesigns II Variable Annuity | Fidelity® VIP Investment Grade Bond - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	6.93%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	2.45%
EliteDesigns II Variable Annuity | Fidelity® VIP Mid Cap - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
EliteDesigns II Variable Annuity | Fidelity® VIP Overseas - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Overseas – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	20.05%
Average Annual Total Returns, 5 Years [Percent]	6.35%
Average Annual Total Returns, 10 Years [Percent]	7.55%
EliteDesigns II Variable Annuity | Fidelity® VIP Real Estate - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Fidelity® VIP Real Estate – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.90%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	3.61%
EliteDesigns II Variable Annuity | Fidelity® VIP Strategic Income - Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	4.40%
EliteDesigns II Variable Annuity | Franklin DynaTech VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multi Cap Growth
Portfolio Company Name [Text Block]	Franklin DynaTech VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.13%
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	14.08%
EliteDesigns II Variable Annuity | Franklin Growth and Income VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Franklin Growth and Income VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	16.90%
Average Annual Total Returns, 5 Years [Percent]	11.90%
Average Annual Total Returns, 10 Years [Percent]	11.12%
EliteDesigns II Variable Annuity | Franklin Income VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Franklin Income VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	7.30%
EliteDesigns II Variable Annuity | Franklin Large Cap Growth VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Franklin Large Cap Growth VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	6.83%
Average Annual Total Returns, 10 Years [Percent]	12.87%
EliteDesigns II Variable Annuity | Franklin Mutual Global Discovery VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	23.34%
Average Annual Total Returns, 5 Years [Percent]	12.00%
Average Annual Total Returns, 10 Years [Percent]	8.52%
EliteDesigns II Variable Annuity | Franklin Mutual Shares VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	11.52%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	7.53%
EliteDesigns II Variable Annuity | Franklin Rising Dividends VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	11.80%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	12.10%
EliteDesigns II Variable Annuity | Franklin Small Cap Value VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Value
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	9.81%
EliteDesigns II Variable Annuity | Franklin Small-Mid Cap Growth VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	2.52%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	9.89%
EliteDesigns II Variable Annuity | Franklin Strategic Income VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Portfolio Company Name [Text Block]	Franklin Strategic Income VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	7.24%
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	3.10%
EliteDesigns II Variable Annuity | Franklin U.S. Government Securities VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Government Bond
Portfolio Company Name [Text Block]	Franklin U.S. Government Securities VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	6.69%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.14%
EliteDesigns II Variable Annuity | Goldman Sachs VIT International Equity Insights - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Goldman Sachs VIT International Equity Insights – Service Class
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	38.15%
Average Annual Total Returns, 5 Years [Percent]	10.80%
Average Annual Total Returns, 10 Years [Percent]	7.96%
EliteDesigns II Variable Annuity | Goldman Sachs VIT Large Cap Value - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Goldman Sachs VIT Large Cap Value – Service Class
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	10.60%
Average Annual Total Returns, 5 Years [Percent]	11.00%
Average Annual Total Returns, 10 Years [Percent]	9.34%
EliteDesigns II Variable Annuity | Goldman Sachs VIT Mid Cap Growth - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs VIT Mid Cap Growth – Service Class
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	7.36%
Average Annual Total Returns, 5 Years [Percent]	4.67%
Average Annual Total Returns, 10 Years [Percent]	11.58%
EliteDesigns II Variable Annuity | Goldman Sachs VIT Mid Cap Value - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	Goldman Sachs VIT Mid Cap Value – Service Class
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	9.13%
Average Annual Total Returns, 5 Years [Percent]	9.77%
Average Annual Total Returns, 10 Years [Percent]	9.75%
EliteDesigns II Variable Annuity | Goldman Sachs VIT Small Cap Equity Insights - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs VIT Small Cap Equity Insights – Service Class
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	15.82%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	10.57%
EliteDesigns II Variable Annuity | Goldman Sachs VIT Strategic Growth - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Goldman Sachs VIT Strategic Growth – Service Class
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	17.58%
Average Annual Total Returns, 5 Years [Percent]	12.47%
Average Annual Total Returns, 10 Years [Percent]	16.13%
EliteDesigns II Variable Annuity | Guggenheim VIF Floating Rate Strategies
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Floating Rate Bond
Portfolio Company Name [Text Block]	Guggenheim VIF Floating Rate Strategies
Portfolio Company Adviser [Text Block]	Guggenheim Partners Investment Management, LLC
Current Expenses [Percent]	1.54%
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	4.12%
EliteDesigns II Variable Annuity | Guggenheim VIF Global Managed Futures Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Guggenheim VIF Global Managed Futures Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	2.32%
Average Annual Total Returns, 1 Year [Percent]	3.65%
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	1.27%
EliteDesigns II Variable Annuity | Guggenheim VIF High Yield
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Guggenheim VIF High Yield
Portfolio Company Adviser [Text Block]	Guggenheim Partners Investment Management, LLC
Current Expenses [Percent]	1.57%
Average Annual Total Returns, 1 Year [Percent]	6.84%
Average Annual Total Returns, 5 Years [Percent]	4.16%
Average Annual Total Returns, 10 Years [Percent]	5.55%
EliteDesigns II Variable Annuity | Guggenheim VIF Multi-Hedge Strategies
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Guggenheim VIF Multi-Hedge Strategies
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.80%
Average Annual Total Returns, 1 Year [Percent]	1.25%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	1.62%
EliteDesigns II Variable Annuity | Guggenheim VIF Total Return Bond
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	Guggenheim VIF Total Return Bond
Portfolio Company Adviser [Text Block]	Guggenheim Partners Investment Management, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	7.48%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	3.13%
EliteDesigns II Variable Annuity | Invesco V.I. American Franchise - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Invesco V.I. American Franchise – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	11.39%
Average Annual Total Returns, 5 Years [Percent]	10.08%
Average Annual Total Returns, 10 Years [Percent]	14.58%
EliteDesigns II Variable Annuity | Invesco V.I. American Value - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	Invesco V.I. American Value – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	20.76%
Average Annual Total Returns, 5 Years [Percent]	17.56%
Average Annual Total Returns, 10 Years [Percent]	12.01%
EliteDesigns II Variable Annuity | Invesco V.I. Balanced-Risk Allocation - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	Invesco V.I. Balanced-Risk Allocation – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.60%
Average Annual Total Returns, 1 Year [Percent]	8.69%
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	4.91%
EliteDesigns II Variable Annuity | Invesco V.I. Comstock - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Invesco V.I. Comstock – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.14%
Average Annual Total Returns, 5 Years [Percent]	15.14%
Average Annual Total Returns, 10 Years [Percent]	11.67%
EliteDesigns II Variable Annuity | Invesco V.I. Core Equity - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Invesco V.I. Core Equity – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.88%
Average Annual Total Returns, 5 Years [Percent]	12.52%
Average Annual Total Returns, 10 Years [Percent]	11.46%
EliteDesigns II Variable Annuity | Invesco V.I. Discovery Mid Cap Growth - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Invesco V.I. Discovery Mid Cap Growth – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	4.53%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	11.10%
EliteDesigns II Variable Annuity | Invesco V.I. Equally-Weighted SP 500 - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Invesco V.I. Equally-Weighted S&P 500 – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Capital Management LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	10.82%
Average Annual Total Returns, 5 Years [Percent]	9.89%
Average Annual Total Returns, 10 Years [Percent]	11.11%
EliteDesigns II Variable Annuity | Invesco V.I. Equity and Income - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.52%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	8.64%
EliteDesigns II Variable Annuity | Invesco V.I. EQV International Equity - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	16.23%
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	5.95%
EliteDesigns II Variable Annuity | Invesco V.I. Global - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Invesco V.I. Global – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	15.02%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	10.72%
EliteDesigns II Variable Annuity | Invesco V.I. Global Real Estate - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Invesco V.I. Global Real Estate – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	7.61%
Average Annual Total Returns, 5 Years [Percent]	1.49%
Average Annual Total Returns, 10 Years [Percent]	2.18%
EliteDesigns II Variable Annuity | Invesco V.I. Global Strategic Income - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Portfolio Company Name [Text Block]	Invesco V.I. Global Strategic Income – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	1.39%
Average Annual Total Returns, 10 Years [Percent]	2.76%
EliteDesigns II Variable Annuity | Invesco V.I. Government Securities - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Government Bond
Portfolio Company Name [Text Block]	Invesco V.I. Government Securities – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	(0.22%)
Average Annual Total Returns, 10 Years [Percent]	1.34%
EliteDesigns II Variable Annuity | Invesco V.I. Growth and Income - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Invesco V.I. Growth and Income – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	15.30%
Average Annual Total Returns, 5 Years [Percent]	12.56%
Average Annual Total Returns, 10 Years [Percent]	10.46%
EliteDesigns II Variable Annuity | Invesco V.I. Health Care - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Invesco V.I. Health Care – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	15.08%
Average Annual Total Returns, 5 Years [Percent]	3.54%
Average Annual Total Returns, 10 Years [Percent]	6.31%
EliteDesigns II Variable Annuity | Invesco V.I. High Yield - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Invesco V.I. High Yield – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	6.35%
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	4.55%
EliteDesigns II Variable Annuity | Invesco V.I. International Growth Fund - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.43%
Average Annual Total Returns, 1 Year [Percent]	15.53%
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	5.34%
EliteDesigns II Variable Annuity | Invesco V.I. Main Street Mid Cap Fund® - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Blend
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Mid Cap Fund® – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	8.96%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	9.08%
EliteDesigns II Variable Annuity | Invesco V.I. Main Street Small Cap Fund® - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.44%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	10.31%
EliteDesigns II Variable Annuity | Invesco V.I. S and P 500 Buffer Fund - December Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Speciality
Portfolio Company Name [Text Block]	Invesco V.I. S&P 500 Buffer Fund - December - Class II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	12.37%
EliteDesigns II Variable Annuity | Invesco V.I. S and P 500 Buffer Fund - June Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Speciality
Portfolio Company Name [Text Block]	Invesco V.I. S&P 500 Buffer Fund - June - Class II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	13.35%
EliteDesigns II Variable Annuity | Invesco V.I. S and P 500 Buffer Fund - March Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Speciality
Portfolio Company Name [Text Block]	Invesco V.I. S&P 500 Buffer Fund - March - Class II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	7.25%
EliteDesigns II Variable Annuity | Invesco V.I. S and P 500 Buffer Fund - September Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Speciality
Portfolio Company Name [Text Block]	Invesco V.I. S&P 500 Buffer Fund - September - Class II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	12.63%
EliteDesigns II Variable Annuity | Invesco V.I. Small Cap Equity - Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Invesco V.I. Small Cap Equity – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	9.28%
EliteDesigns II Variable Annuity | Janus Henderson VIT Enterprise - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson VIT Enterprise – Service Class
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	12.51%
EliteDesigns II Variable Annuity | Janus Henderson VIT Forty - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson VIT Forty – Service Class
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	11.37%
Average Annual Total Returns, 10 Years [Percent]	15.96%
EliteDesigns II Variable Annuity | Janus Henderson VIT Mid Cap Value - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	Janus Henderson VIT Mid Cap Value – Service Class
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	6.29%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	8.40%
EliteDesigns II Variable Annuity | Janus Henderson VIT Overseas - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Janus Henderson VIT Overseas – Service Class
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	28.58%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	8.97%
EliteDesigns II Variable Annuity | Janus Henderson VIT Research - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Janus Henderson VIT Research – Service Class
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	18.10%
Average Annual Total Returns, 5 Years [Percent]	13.83%
Average Annual Total Returns, 10 Years [Percent]	15.59%
EliteDesigns II Variable Annuity | Lord Abbett Series Bond-Debenture VC - Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Portfolio Company Name [Text Block]	Lord Abbett Series Bond-Debenture VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.33%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	4.72%
EliteDesigns II Variable Annuity | Lord Abbett Series Developing Growth VC - Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	Lord Abbett Series Developing Growth VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	14.59%
Average Annual Total Returns, 5 Years [Percent]	(1.17%)
Average Annual Total Returns, 10 Years [Percent]	11.03%
EliteDesigns II Variable Annuity | Lord Abbett Series Dividend Growth VC - Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Series Dividend Growth VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	15.98%
Average Annual Total Returns, 5 Years [Percent]	12.34%
Average Annual Total Returns, 10 Years [Percent]	13.06%
EliteDesigns II Variable Annuity | Lord Abbett Series Fundamental Equity VC - Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Series Fundamental Equity VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	14.29%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	9.75%
EliteDesigns II Variable Annuity | Lord Abbett Series Growth and Income VC - Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Lord Abbett Series Growth and Income VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.29%
Average Annual Total Returns, 5 Years [Percent]	13.34%
Average Annual Total Returns, 10 Years [Percent]	11.12%
EliteDesigns II Variable Annuity | Lord Abbett Series Growth Opportunities VC - Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Lord Abbett Series Growth Opportunities VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	10.41%
EliteDesigns II Variable Annuity | Lord Abbett Series Mid Cap Stock VC - Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	Lord Abbett Series Mid Cap Stock VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	7.05%
Average Annual Total Returns, 5 Years [Percent]	10.16%
Average Annual Total Returns, 10 Years [Percent]	7.98%
EliteDesigns II Variable Annuity | Lord Abbett Series Total Return VC - Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	Lord Abbett Series Total Return VC – Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	7.19%
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	2.27%
EliteDesigns II Variable Annuity | LVIP American Century Inflation Protection - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Inflation-Protected Bond
Portfolio Company Name [Text Block]	LVIP American Century Inflation Protection – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	2.61%
EliteDesigns II Variable Annuity | LVIP American Century International - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	LVIP American Century International – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	15.81%
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	6.27%
EliteDesigns II Variable Annuity | LVIP American Century Mid Cap Value - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	LVIP American Century Mid Cap Value – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	8.83%
Average Annual Total Returns, 5 Years [Percent]	8.72%
Average Annual Total Returns, 10 Years [Percent]	8.96%
EliteDesigns II Variable Annuity | LVIP American Century Value - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	LVIP American Century Value – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.85%
Average Annual Total Returns, 5 Years [Percent]	11.47%
Average Annual Total Returns, 10 Years [Percent]	10.07%
EliteDesigns II Variable Annuity | LVIP Avantis Large Cap Value - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	LVIP Avantis Large Cap Value – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	14.56%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	10.12%
EliteDesigns II Variable Annuity | LVIP JPMorgan Core Bond - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Core Bond
Portfolio Company Name [Text Block]	LVIP JPMorgan Core Bond – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	7.15%
Average Annual Total Returns, 5 Years [Percent]	(0.29%)
Average Annual Total Returns, 10 Years [Percent]	1.85%
EliteDesigns II Variable Annuity | LVIP JPMorgan Small Cap Core - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	LVIP JPMorgan Small Cap Core – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.00%
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	8.66%
EliteDesigns II Variable Annuity | LVIP JPMorgan U.S. Equity - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	LVIP JPMorgan U.S. Equity – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	14.26%
Average Annual Total Returns, 5 Years [Percent]	13.40%
Average Annual Total Returns, 10 Years [Percent]	14.56%
EliteDesigns II Variable Annuity | MFS® VIT Emerging Markets Equity - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Name [Text Block]	MFS® VIT Emerging Markets Equity – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	2.14%
Average Annual Total Returns, 1 Year [Percent]	33.35%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	7.65%
EliteDesigns II Variable Annuity | MFS® VIT Global Tactical Allocation - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	MFS® VIT Global Tactical Allocation – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	15.21%
Average Annual Total Returns, 5 Years [Percent]	4.60%
Average Annual Total Returns, 10 Years [Percent]	5.40%
EliteDesigns II Variable Annuity | MFS® VIT High Yield - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	MFS® VIT High Yield – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.47%
Average Annual Total Returns, 5 Years [Percent]	3.63%
Average Annual Total Returns, 10 Years [Percent]	5.30%
EliteDesigns II Variable Annuity | MFS® VIT II MA Investors Growth Stock - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	MFS® VIT II MA Investors Growth Stock – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	9.61%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	13.98%
EliteDesigns II Variable Annuity | MFS® VIT II Research International - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® VIT II Research International – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	21.75%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	7.27%
EliteDesigns II Variable Annuity | MFS® VIT International Intrinsic Value - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	MFS® VIT International Intrinsic Value – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	32.96%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	9.68%
EliteDesigns II Variable Annuity | MFS® VIT Investors Trust - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	MFS® VIT Investors Trust – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	12.21%
EliteDesigns II Variable Annuity | MFS® VIT New Discovery - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	MFS® VIT New Discovery – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	(0.54%)
Average Annual Total Returns, 10 Years [Percent]	10.46%
EliteDesigns II Variable Annuity | MFS® VIT Research - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	MFS® VIT Research – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	12.57%
Average Annual Total Returns, 5 Years [Percent]	10.87%
Average Annual Total Returns, 10 Years [Percent]	12.65%
EliteDesigns II Variable Annuity | MFS® VIT Total Return - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	MFS® VIT Total Return – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.91%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	7.36%
EliteDesigns II Variable Annuity | MFS® VIT Total Return Bond - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	MFS® VIT Total Return Bond – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(0.09%)
Average Annual Total Returns, 10 Years [Percent]	2.38%
EliteDesigns II Variable Annuity | MFS® VIT Utilities - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	MFS® VIT Utilities – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	9.22%
EliteDesigns II Variable Annuity | Morgan Stanley VIF Emerging Markets Debt - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Emerging Markets Bond
Portfolio Company Name [Text Block]	Morgan Stanley VIF Emerging Markets Debt – Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management, Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Limited
Current Expenses [Percent]	1.62%
Average Annual Total Returns, 1 Year [Percent]	15.24%
Average Annual Total Returns, 5 Years [Percent]	2.66%
Average Annual Total Returns, 10 Years [Percent]	4.46%
EliteDesigns II Variable Annuity | Morgan Stanley VIF Emerging Markets Equity - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Name [Text Block]	Morgan Stanley VIF Emerging Markets Equity – Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management, Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Company
Current Expenses [Percent]	1.53%
Average Annual Total Returns, 1 Year [Percent]	32.90%
Average Annual Total Returns, 5 Years [Percent]	4.32%
Average Annual Total Returns, 10 Years [Percent]	7.21%
EliteDesigns II Variable Annuity | Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	20.00%
Average Annual Total Returns, 5 Years [Percent]	10.55%
Average Annual Total Returns, 10 Years [Percent]	10.36%
EliteDesigns II Variable Annuity | Morningstar Balanced ETF Asset Allocation Portfolio - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	7.25%
EliteDesigns II Variable Annuity | Morningstar Conservative ETF Asset Allocation Portfolio - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Morningstar Conservative ETF Asset Allocation Portfolio – Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.82%
Average Annual Total Returns, 5 Years [Percent]	2.19%
Average Annual Total Returns, 10 Years [Percent]	3.50%
EliteDesigns II Variable Annuity | Morningstar Growth ETF Asset Allocation Portfolio - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Morningstar Growth ETF Asset Allocation Portfolio – Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.91%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	9.05%
EliteDesigns II Variable Annuity | Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	4.43%
Average Annual Total Returns, 10 Years [Percent]	5.46%
EliteDesigns II Variable Annuity | NAA All Cap Value Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multi Cap Value
Portfolio Company Name [Text Block]	NAA All Cap Value Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	12.87%
Average Annual Total Returns, 5 Years [Percent]	11.12%
Average Annual Total Returns, 10 Years [Percent]	10.40%
EliteDesigns II Variable Annuity | NAA Large Cap Value Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	NAA Large Cap Value Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	14.16%
Average Annual Total Returns, 5 Years [Percent]	12.15%
Average Annual Total Returns, 10 Years [Percent]	10.88%
EliteDesigns II Variable Annuity | NAA Large Core Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	NAA Large Core Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	16.43%
Average Annual Total Returns, 5 Years [Percent]	13.65%
Average Annual Total Returns, 10 Years [Percent]	14.25%
EliteDesigns II Variable Annuity | NAA Large Growth Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	NAA Large Growth Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	13.89%
Average Annual Total Returns, 10 Years [Percent]	17.04%
EliteDesigns II Variable Annuity | NAA Mid Growth Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	NAA Mid Growth Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	2.17%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	10.63%
EliteDesigns II Variable Annuity | NAA Small Cap Value Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Value
Portfolio Company Name [Text Block]	NAA Small Cap Value Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	3.30%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	7.65%
EliteDesigns II Variable Annuity | NAA Small Growth Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	NAA Small Growth Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	6.58%
Average Annual Total Returns, 5 Years [Percent]	2.59%
Average Annual Total Returns, 10 Years [Percent]	8.89%
EliteDesigns II Variable Annuity | NAA SMid-Cap Value Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	NAA SMid-Cap Value Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	7.35%
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	9.97%
EliteDesigns II Variable Annuity | NAA World Equity Income Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	NAA World Equity Income Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	22.75%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	9.99%
EliteDesigns II Variable Annuity | Neuberger Berman Quality Equity Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Neuberger Berman Quality Equity Portfolio – Class I
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.74%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	12.94%
EliteDesigns II Variable Annuity | Nomura VIP Asset Strategy - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	7.84%
EliteDesigns II Variable Annuity | Nomura VIP Balanced - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Nomura VIP Balanced - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	7.85%
Average Annual Total Returns, 10 Years [Percent]	8.38%
EliteDesigns II Variable Annuity | Nomura VIP Core Equity - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Nomura VIP Core Equity - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	15.30%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	13.78%
EliteDesigns II Variable Annuity | Nomura VIP Energy - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Nomura VIP Energy - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	11.89%
Average Annual Total Returns, 5 Years [Percent]	18.61%
Average Annual Total Returns, 10 Years [Percent]	1.74%
EliteDesigns II Variable Annuity | Nomura VIP Global Growth - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Nomura VIP Global Growth - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	17.93%
Average Annual Total Returns, 5 Years [Percent]	9.99%
Average Annual Total Returns, 10 Years [Percent]	10.71%
EliteDesigns II Variable Annuity | Nomura VIP Growth - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Nomura VIP Growth - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	8.41%
Average Annual Total Returns, 5 Years [Percent]	11.89%
Average Annual Total Returns, 10 Years [Percent]	15.40%
EliteDesigns II Variable Annuity | Nomura VIP High Income - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Nomura VIP High Income - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	5.56%
EliteDesigns II Variable Annuity | Nomura VIP International Core Equity - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Nomura VIP International Core Equity - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	24.17%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	6.62%
EliteDesigns II Variable Annuity | Nomura VIP Limited-Term Bond - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Short Term Bond
Portfolio Company Name [Text Block]	Nomura VIP Limited-Term Bond - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	4.70%
Average Annual Total Returns, 5 Years [Percent]	1.75%
Average Annual Total Returns, 10 Years [Percent]	2.12%
EliteDesigns II Variable Annuity | Nomura VIP Mid Cap Growth - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Nomura VIP Mid Cap Growth - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	1.18%
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	10.66%
EliteDesigns II Variable Annuity | Nomura VIP Natural Resources - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Nomura VIP Natural Resources - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Van Eck Associates Corporation; Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.29%
Average Annual Total Returns, 1 Year [Percent]	37.75%
Average Annual Total Returns, 5 Years [Percent]	15.73%
Average Annual Total Returns, 10 Years [Percent]	6.94%
EliteDesigns II Variable Annuity | Nomura VIP Science and Technology - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Nomura VIP Science and Technology - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	33.36%
Average Annual Total Returns, 5 Years [Percent]	13.71%
Average Annual Total Returns, 10 Years [Percent]	17.20%
EliteDesigns II Variable Annuity | Nomura VIP Small Cap Growth - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Growth - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	13.39%
Average Annual Total Returns, 5 Years [Percent]	2.20%
Average Annual Total Returns, 10 Years [Percent]	8.69%
EliteDesigns II Variable Annuity | Nomura VIP Smid Cap Core - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Nomura VIP Smid Cap Core - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	9.91%
EliteDesigns II Variable Annuity | Nomura VIP Value - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Nomura VIP Value - Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	9.41%
Average Annual Total Returns, 5 Years [Percent]	9.49%
Average Annual Total Returns, 10 Years [Percent]	8.92%
EliteDesigns II Variable Annuity | PIMCO VIT All Asset - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	PIMCO VIT All Asset – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Portfolio Company Subadviser [Text Block]	Research Affiliates LLC
Current Expenses [Percent]	2.32%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	6.67%
EliteDesigns II Variable Annuity | PIMCO VIT CommodityRealReturn Strategy - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	PIMCO VIT CommodityRealReturn Strategy – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	3.48%
Average Annual Total Returns, 1 Year [Percent]	18.85%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	6.43%
EliteDesigns II Variable Annuity | PIMCO VIT Emerging Markets Bond - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Emerging Markets Bond
Portfolio Company Name [Text Block]	PIMCO VIT Emerging Markets Bond – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	4.96%
EliteDesigns II Variable Annuity | PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	12.76%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	2.36%
EliteDesigns II Variable Annuity | PIMCO VIT Global Managed Asset Allocation - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	PIMCO VIT Global Managed Asset Allocation – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.51%
Average Annual Total Returns, 1 Year [Percent]	21.77%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	7.88%
EliteDesigns II Variable Annuity | PIMCO VIT High Yield - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	PIMCO VIT High Yield – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	8.85%
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	5.47%
EliteDesigns II Variable Annuity | PIMCO VIT International Bond Portfolio (Unhedged) - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Bond
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (Unhedged) – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	10.04%
Average Annual Total Returns, 5 Years [Percent]	(3.37%)
Average Annual Total Returns, 10 Years [Percent]	0.86%
EliteDesigns II Variable Annuity | PIMCO VIT Low Duration - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Short Term Bond
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	1.69%
EliteDesigns II Variable Annuity | PIMCO VIT Real Return - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Inflation-Protected Bond
Portfolio Company Name [Text Block]	PIMCO VIT Real Return – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	7.74%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	3.11%
EliteDesigns II Variable Annuity | PIMCO VIT Short-Term - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Short Term Bond
Portfolio Company Name [Text Block]	PIMCO VIT Short-Term – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	4.57%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	2.65%
EliteDesigns II Variable Annuity | PIMCO VIT Total Return - Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	PIMCO VIT Total Return – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.78%
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	2.26%
EliteDesigns II Variable Annuity | Putnam VT Core Equity - Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multi Cap Blend
Portfolio Company Name [Text Block]	Putnam VT Core Equity – Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	16.81%
Average Annual Total Returns, 5 Years [Percent]	15.96%
Average Annual Total Returns, 10 Years [Percent]	15.20%
EliteDesigns II Variable Annuity | Putnam VT Diversified Income - Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Portfolio Company Name [Text Block]	Putnam VT Diversified Income – Class IB
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	1.81%
Average Annual Total Returns, 10 Years [Percent]	3.03%
EliteDesigns II Variable Annuity | Putnam VT Global Asset Allocation - Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	Putnam VT Global Asset Allocation – Class IB
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited; The Putnam Advisory Company, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	14.38%
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	8.43%
EliteDesigns II Variable Annuity | Putnam VT High Yield - Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Putnam VT High Yield – Class IB
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	8.67%
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	5.70%
EliteDesigns II Variable Annuity | Putnam VT Income - Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	Putnam VT Income – Class IB
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.25%
Average Annual Total Returns, 5 Years [Percent]	(1.13%)
Average Annual Total Returns, 10 Years [Percent]	1.89%
EliteDesigns II Variable Annuity | Putnam VT Large Cap Growth - Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Putnam VT Large Cap Growth – Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.34%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	17.66%
EliteDesigns II Variable Annuity | Putnam VT Large Cap Value - Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value – Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	20.35%
Average Annual Total Returns, 5 Years [Percent]	15.38%
Average Annual Total Returns, 10 Years [Percent]	13.30%
EliteDesigns II Variable Annuity | Putnam VT Small Cap Growth - Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	Putnam VT Small Cap Growth – Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	8.80%
Average Annual Total Returns, 5 Years [Percent]	6.18%
Average Annual Total Returns, 10 Years [Percent]	11.45%
EliteDesigns II Variable Annuity | Rydex VIF Banking
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Banking
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	23.74%
Average Annual Total Returns, 5 Years [Percent]	11.69%
Average Annual Total Returns, 10 Years [Percent]	8.98%
EliteDesigns II Variable Annuity | Rydex VIF Basic Materials
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Basic Materials
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	32.89%
Average Annual Total Returns, 5 Years [Percent]	9.42%
Average Annual Total Returns, 10 Years [Percent]	11.58%
EliteDesigns II Variable Annuity | Rydex VIF Biotechnology
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Biotechnology
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.84%
Average Annual Total Returns, 1 Year [Percent]	30.12%
Average Annual Total Returns, 5 Years [Percent]	3.55%
Average Annual Total Returns, 10 Years [Percent]	5.42%
EliteDesigns II Variable Annuity | Rydex VIF Commodities Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Commodities Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.96%
Average Annual Total Returns, 1 Year [Percent]	4.89%
Average Annual Total Returns, 5 Years [Percent]	12.80%
Average Annual Total Returns, 10 Years [Percent]	4.76%
EliteDesigns II Variable Annuity | Rydex VIF Consumer Products
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Consumer Products
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.84%
Average Annual Total Returns, 1 Year [Percent]	(3.52%)
Average Annual Total Returns, 5 Years [Percent]	1.32%
Average Annual Total Returns, 10 Years [Percent]	3.80%
EliteDesigns II Variable Annuity | Rydex VIF Dow 2x Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Dow 2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.95%
Average Annual Total Returns, 1 Year [Percent]	19.49%
Average Annual Total Returns, 5 Years [Percent]	14.77%
Average Annual Total Returns, 10 Years [Percent]	18.17%
EliteDesigns II Variable Annuity | Rydex VIF Electronics
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Electronics
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	41.49%
Average Annual Total Returns, 5 Years [Percent]	18.80%
Average Annual Total Returns, 10 Years [Percent]	23.66%
EliteDesigns II Variable Annuity | Rydex VIF Energy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Energy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.84%
Average Annual Total Returns, 1 Year [Percent]	7.51%
Average Annual Total Returns, 5 Years [Percent]	19.52%
Average Annual Total Returns, 10 Years [Percent]	4.64%
EliteDesigns II Variable Annuity | Rydex VIF Energy Services
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Energy Services
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.84%
Average Annual Total Returns, 1 Year [Percent]	1.74%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	(5.65%)
EliteDesigns II Variable Annuity | Rydex VIF Europe 1.25x Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Rydex VIF Europe 1.25x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.97%
Average Annual Total Returns, 1 Year [Percent]	36.46%
Average Annual Total Returns, 5 Years [Percent]	10.40%
Average Annual Total Returns, 10 Years [Percent]	7.59%
EliteDesigns II Variable Annuity | Rydex VIF Financial Services
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Financial Services
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.88%
Average Annual Total Returns, 1 Year [Percent]	10.76%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	9.88%
EliteDesigns II Variable Annuity | Rydex VIF Government Long Bond 1.2x Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Government Bond
Portfolio Company Name [Text Block]	Rydex VIF Government Long Bond 1.2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.51%
Average Annual Total Returns, 1 Year [Percent]	1.67%
Average Annual Total Returns, 5 Years [Percent]	(13.64%)
Average Annual Total Returns, 10 Years [Percent]	(3.35%)
EliteDesigns II Variable Annuity | Rydex VIF Health Care
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Health Care
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.84%
Average Annual Total Returns, 1 Year [Percent]	14.07%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	7.44%
EliteDesigns II Variable Annuity | Rydex VIF High Yield Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Rydex VIF High Yield Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.80%
Average Annual Total Returns, 1 Year [Percent]	9.87%
Average Annual Total Returns, 5 Years [Percent]	3.52%
Average Annual Total Returns, 10 Years [Percent]	4.77%
EliteDesigns II Variable Annuity | Rydex VIF Internet
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Internet
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.84%
Average Annual Total Returns, 1 Year [Percent]	18.50%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	11.93%
EliteDesigns II Variable Annuity | Rydex VIF Inverse Dow 2x Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Inverse Dow 2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.94%
Average Annual Total Returns, 1 Year [Percent]	(20.69%)
Average Annual Total Returns, 5 Years [Percent]	(18.02%)
Average Annual Total Returns, 10 Years [Percent]	(25.05%)
EliteDesigns II Variable Annuity | Rydex VIF Inverse Government Long Bond Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Inverse Government Long Bond Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	5.82%
Average Annual Total Returns, 1 Year [Percent]	1.85%
Average Annual Total Returns, 5 Years [Percent]	12.87%
Average Annual Total Returns, 10 Years [Percent]	1.41%
EliteDesigns II Variable Annuity | Rydex VIF Inverse Mid-Cap Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Inverse Mid-Cap Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	2.03%
Average Annual Total Returns, 1 Year [Percent]	(5.11%)
Average Annual Total Returns, 5 Years [Percent]	(7.51%)
Average Annual Total Returns, 10 Years [Percent]	(10.94%)
EliteDesigns II Variable Annuity | Rydex VIF Inverse NASDAQ-100® Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Inverse NASDAQ-100® Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.98%
Average Annual Total Returns, 1 Year [Percent]	(16.18%)
Average Annual Total Returns, 5 Years [Percent]	(13.53%)
Average Annual Total Returns, 10 Years [Percent]	(17.67%)
EliteDesigns II Variable Annuity | Rydex VIF Inverse Russell 2000® Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Inverse Russell 2000® Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.98%
Average Annual Total Returns, 1 Year [Percent]	(9.58%)
Average Annual Total Returns, 5 Years [Percent]	(6.24%)
Average Annual Total Returns, 10 Years [Percent]	(11.19%)
EliteDesigns II Variable Annuity | Rydex VIF Inverse SP 500 Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Inverse S&P 500 Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.94%
Average Annual Total Returns, 1 Year [Percent]	(11.76%)
Average Annual Total Returns, 5 Years [Percent]	(10.49%)
Average Annual Total Returns, 10 Years [Percent]	(12.91%)
EliteDesigns II Variable Annuity | Rydex VIF Japan 2x Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Rydex VIF Japan 2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.73%
Average Annual Total Returns, 1 Year [Percent]	51.54%
Average Annual Total Returns, 5 Years [Percent]	0.16%
Average Annual Total Returns, 10 Years [Percent]	9.51%
EliteDesigns II Variable Annuity | Rydex VIF Leisure
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Leisure
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.84%
Average Annual Total Returns, 1 Year [Percent]	8.47%
Average Annual Total Returns, 5 Years [Percent]	2.50%
Average Annual Total Returns, 10 Years [Percent]	7.27%
EliteDesigns II Variable Annuity | Rydex VIF Mid-Cap 1.5x Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Blend
Portfolio Company Name [Text Block]	Rydex VIF Mid-Cap 1.5x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.92%
Average Annual Total Returns, 1 Year [Percent]	5.04%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	11.16%
EliteDesigns II Variable Annuity | Rydex VIF NASDAQ-100®
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Rydex VIF NASDAQ-100®
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	19.04%
Average Annual Total Returns, 5 Years [Percent]	13.32%
Average Annual Total Returns, 10 Years [Percent]	17.60%
EliteDesigns II Variable Annuity | Rydex VIF NASDAQ-100® 2x Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Rydex VIF NASDAQ-100® 2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	2.00%
Average Annual Total Returns, 1 Year [Percent]	29.24%
Average Annual Total Returns, 5 Years [Percent]	18.83%
Average Annual Total Returns, 10 Years [Percent]	29.69%
EliteDesigns II Variable Annuity | Rydex VIF Nova
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Rydex VIF Nova
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.80%
Average Annual Total Returns, 1 Year [Percent]	20.87%
Average Annual Total Returns, 5 Years [Percent]	16.53%
Average Annual Total Returns, 10 Years [Percent]	17.73%
EliteDesigns II Variable Annuity | Rydex VIF Precious Metals
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Precious Metals
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.73%
Average Annual Total Returns, 1 Year [Percent]	147.37%
Average Annual Total Returns, 5 Years [Percent]	17.52%
Average Annual Total Returns, 10 Years [Percent]	21.08%
EliteDesigns II Variable Annuity | Rydex VIF Real Estate
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Real Estate
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	2.88%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	4.00%
EliteDesigns II Variable Annuity | Rydex VIF Retailing
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Retailing
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	10.18%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	9.18%
EliteDesigns II Variable Annuity | Rydex VIF Russell 2000® 1.5x Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Rydex VIF Russell 2000® 1.5x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.99%
Average Annual Total Returns, 1 Year [Percent]	12.47%
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	9.25%
EliteDesigns II Variable Annuity | Rydex VIF Russell 2000® 2x Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Blend
Portfolio Company Name [Text Block]	Rydex VIF Russell 2000® 2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.98%
Average Annual Total Returns, 1 Year [Percent]	12.07%
Average Annual Total Returns, 5 Years [Percent]	1.43%
Average Annual Total Returns, 10 Years [Percent]	9.07%
EliteDesigns II Variable Annuity | Rydex VIF SP 500 2x Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Rydex VIF S&P 500 2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	2.00%
Average Annual Total Returns, 1 Year [Percent]	25.28%
Average Annual Total Returns, 5 Years [Percent]	19.77%
Average Annual Total Returns, 10 Years [Percent]	21.33%
EliteDesigns II Variable Annuity | Rydex VIF SP 500 Pure Growth
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Rydex VIF S&P 500 Pure Growth
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	6.62%
Average Annual Total Returns, 10 Years [Percent]	10.34%
EliteDesigns II Variable Annuity | Rydex VIF SP 500 Pure Value
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Rydex VIF S&P 500 Pure Value
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	16.02%
Average Annual Total Returns, 5 Years [Percent]	12.00%
Average Annual Total Returns, 10 Years [Percent]	8.64%
EliteDesigns II Variable Annuity | Rydex VIF SP MidCap 400 Pure Growth
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Rydex VIF S&P MidCap 400 Pure Growth
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	4.39%
Average Annual Total Returns, 10 Years [Percent]	6.85%
EliteDesigns II Variable Annuity | Rydex VIF SP MidCap 400 Pure Value
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Value
Portfolio Company Name [Text Block]	Rydex VIF S&P MidCap 400 Pure Value
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	6.12%
Average Annual Total Returns, 5 Years [Percent]	12.00%
Average Annual Total Returns, 10 Years [Percent]	10.60%
EliteDesigns II Variable Annuity | Rydex VIF SP SmallCap 600 Pure Growth
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	Rydex VIF S&P SmallCap 600 Pure Growth
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	8.59%
Average Annual Total Returns, 5 Years [Percent]	2.89%
Average Annual Total Returns, 10 Years [Percent]	6.53%
EliteDesigns II Variable Annuity | Rydex VIF SP SmallCap 600 Pure Value
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Value
Portfolio Company Name [Text Block]	Rydex VIF S&P SmallCap 600 Pure Value
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	6.77%
Average Annual Total Returns, 5 Years [Percent]	12.03%
Average Annual Total Returns, 10 Years [Percent]	7.65%
EliteDesigns II Variable Annuity | Rydex VIF Strengthening Dollar 2x Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Strengthening Dollar 2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	2.14%
Average Annual Total Returns, 1 Year [Percent]	(14.29%)
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	1.80%
EliteDesigns II Variable Annuity | Rydex VIF Technology
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Technology
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	25.70%
Average Annual Total Returns, 5 Years [Percent]	12.27%
Average Annual Total Returns, 10 Years [Percent]	18.37%
EliteDesigns II Variable Annuity | Rydex VIF Telecommunications
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Telecommunications
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	31.13%
Average Annual Total Returns, 5 Years [Percent]	5.45%
Average Annual Total Returns, 10 Years [Percent]	6.64%
EliteDesigns II Variable Annuity | Rydex VIF Transportation
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Transportation
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	8.06%
EliteDesigns II Variable Annuity | Rydex VIF U.S. Government Money Market
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Rydex VIF U.S. Government Money Market
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	2.84%
Average Annual Total Returns, 5 Years [Percent]	2.22%
Average Annual Total Returns, 10 Years [Percent]	1.26%
EliteDesigns II Variable Annuity | Rydex VIF Utilities
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Rydex VIF Utilities
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	1.84%
Average Annual Total Returns, 1 Year [Percent]	17.07%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	8.60%
EliteDesigns II Variable Annuity | Rydex VIF Weakening Dollar 2x Strategy
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Rydex VIF Weakening Dollar 2x Strategy
Portfolio Company Adviser [Text Block]	Security Investors, LLC
Current Expenses [Percent]	2.14%
Average Annual Total Returns, 1 Year [Percent]	18.97%
Average Annual Total Returns, 5 Years [Percent]	(5.72%)
Average Annual Total Returns, 10 Years [Percent]	(2.86%)
EliteDesigns II Variable Annuity | T. Rowe Price Blue Chip Growth - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth – Class II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	18.43%
Average Annual Total Returns, 5 Years [Percent]	11.41%
Average Annual Total Returns, 10 Years [Percent]	15.25%
EliteDesigns II Variable Annuity | T. Rowe Price Equity Income - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income – Class II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	14.07%
Average Annual Total Returns, 5 Years [Percent]	10.89%
Average Annual Total Returns, 10 Years [Percent]	10.24%
EliteDesigns II Variable Annuity | T. Rowe Price Health Sciences - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	T. Rowe Price Health Sciences – Class II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	17.80%
Average Annual Total Returns, 5 Years [Percent]	3.86%
Average Annual Total Returns, 10 Years [Percent]	8.70%
EliteDesigns II Variable Annuity | T. Rowe Price Limited-Term Bond - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Short Term Bond
Portfolio Company Name [Text Block]	T. Rowe Price Limited-Term Bond – Class II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	5.46%
Average Annual Total Returns, 5 Years [Percent]	1.91%
Average Annual Total Returns, 10 Years [Percent]	2.09%
EliteDesigns II Variable Annuity | Templeton Emerging Markets VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Name [Text Block]	Templeton Emerging Markets VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	46.27%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	10.40%
EliteDesigns II Variable Annuity | Templeton Foreign VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	29.19%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	5.75%
EliteDesigns II Variable Annuity | Templeton Global Bond VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	(0.15%)
EliteDesigns II Variable Annuity | Templeton Growth VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Templeton Growth VIP Fund – Class 2
Portfolio Company Adviser [Text Block]	Templeton Global Advisors Limited
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	23.83%
Average Annual Total Returns, 5 Years [Percent]	7.95%
Average Annual Total Returns, 10 Years [Percent]	7.04%
EliteDesigns II Variable Annuity | Third Avenue Value
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	World Large Stock
Portfolio Company Name [Text Block]	Third Avenue Value
Portfolio Company Adviser [Text Block]	Third Avenue Management LLC
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	34.85%
Average Annual Total Returns, 5 Years [Percent]	17.68%
Average Annual Total Returns, 10 Years [Percent]	9.66%
EliteDesigns II Variable Annuity | TOPS® Aggressive ETF - Investor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Aggressive ETF – Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	18.53%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	9.99%
EliteDesigns II Variable Annuity | TOPS® Balanced ETF - Investor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Balanced ETF – Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.59%
Average Annual Total Returns, 5 Years [Percent]	5.26%
Average Annual Total Returns, 10 Years [Percent]	6.10%
EliteDesigns II Variable Annuity | TOPS® Conservative ETF - Investor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Conservative ETF – Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.76%
Average Annual Total Returns, 5 Years [Percent]	4.09%
Average Annual Total Returns, 10 Years [Percent]	4.77%
EliteDesigns II Variable Annuity | TOPS® Managed Risk Balanced ETF - Investor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Managed Risk Balanced ETF – Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	(1.85%)
Average Annual Total Returns, 10 Years [Percent]	1.85%
EliteDesigns II Variable Annuity | TOPS® Managed Risk Moderate ETF - Investor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Managed Risk Moderate ETF – Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	10.50%
Average Annual Total Returns, 5 Years [Percent]	3.15%
Average Annual Total Returns, 10 Years [Percent]	4.73%
EliteDesigns II Variable Annuity | TOPS® Managed Risk Moderately Aggressive ETF - Investor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Managed Risk Moderately Aggressive ETF – Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.58%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	5.93%
EliteDesigns II Variable Annuity | TOPS® Moderate ETF - Investor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Moderate ETF – Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	14.87%
Average Annual Total Returns, 5 Years [Percent]	6.66%
Average Annual Total Returns, 10 Years [Percent]	7.63%
EliteDesigns II Variable Annuity | TOPS® Moderately Aggressive ETF - Investor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Moderately Aggressive ETF – Investor Class
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	17.74%
Average Annual Total Returns, 5 Years [Percent]	8.30%
Average Annual Total Returns, 10 Years [Percent]	9.12%
EliteDesigns II Variable Annuity | VanEck VIP Global Gold - Class S
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	VanEck VIP Global Gold – Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.47%
Average Annual Total Returns, 1 Year [Percent]	164.43%
Average Annual Total Returns, 5 Years [Percent]	20.00%
Average Annual Total Returns, 10 Years [Percent]	20.89%
EliteDesigns II Variable Annuity | VanEck VIP Global Resources - Class S
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	VanEck VIP Global Resources – Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	36.17%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	8.06%
EliteDesigns II Variable Annuity | Vanguard® VIF Balanced
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Vanguard® VIF Balanced
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	16.46%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	10.03%
EliteDesigns II Variable Annuity | Vanguard® VIF Capital Growth
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Vanguard® VIF Capital Growth
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	28.98%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	14.96%
EliteDesigns II Variable Annuity | Vanguard® VIF Conservative Allocation
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Vanguard® VIF Conservative Allocation
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	6.14%
EliteDesigns II Variable Annuity | Vanguard® VIF Diversified Value
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Vanguard® VIF Diversified Value
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC; Aristotle Capital Management, LLC; Harris Associates L.P.
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	16.83%
Average Annual Total Returns, 5 Years [Percent]	13.24%
Average Annual Total Returns, 10 Years [Percent]	11.76%
EliteDesigns II Variable Annuity | Vanguard® VIF Equity Income
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Vanguard® VIF Equity Income
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP; The Vanguard Group, Inc.
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	16.80%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	11.52%
EliteDesigns II Variable Annuity | Vanguard® VIF Equity Index
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Vanguard® VIF Equity Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	17.70%
Average Annual Total Returns, 5 Years [Percent]	14.27%
Average Annual Total Returns, 10 Years [Percent]	14.66%
EliteDesigns II Variable Annuity | Vanguard® VIF Global Bond Index
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	Vanguard® VIF Global Bond Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	(0.41%)
EliteDesigns II Variable Annuity | Vanguard® VIF Growth
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth
Portfolio Company Name [Text Block]	Vanguard® VIF Growth
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	16.89%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	15.58%
EliteDesigns II Variable Annuity | Vanguard® VIF High Yield Bond
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Vanguard® VIF High Yield Bond
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP; The Vanguard Group, Inc.
Current Expenses [Percent]	0.24%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	5.62%
EliteDesigns II Variable Annuity | Vanguard® VIF International
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Vanguard® VIF International
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd; Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.32%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	19.97%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	10.48%
EliteDesigns II Variable Annuity | Vanguard® VIF Mid-Cap Index
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Blend
Portfolio Company Name [Text Block]	Vanguard® VIF Mid-Cap Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	11.54%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	10.77%
EliteDesigns II Variable Annuity | Vanguard® VIF Moderate Allocation
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Asset Allocation/Lifestyle
Portfolio Company Name [Text Block]	Vanguard® VIF Moderate Allocation
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	16.19%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	8.14%
EliteDesigns II Variable Annuity | Vanguard® VIF Real Estate Index
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Vanguard® VIF Real Estate Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	5.08%
EliteDesigns II Variable Annuity | Vanguard® VIF Short Term Investment Grade
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Short Term Bond
Portfolio Company Name [Text Block]	Vanguard® VIF Short Term Investment Grade
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	6.85%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	2.81%
EliteDesigns II Variable Annuity | Vanguard® VIF Small Company Growth
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	Vanguard® VIF Small Company Growth
Portfolio Company Adviser [Text Block]	ArrowMark Colorado Holdings, LLC
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	3.81%
Average Annual Total Returns, 10 Years [Percent]	9.61%
EliteDesigns II Variable Annuity | Vanguard® VIF Total Bond Market Index
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	Vanguard® VIF Total Bond Market Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.90%
EliteDesigns II Variable Annuity | Vanguard® VIF Total International Stock Market Index
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Vanguard® VIF Total International Stock Market Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.09%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	32.04%
Average Annual Total Returns, 5 Years [Percent]	7.88%
EliteDesigns II Variable Annuity | Vanguard® VIF Total Stock Market Index
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend
Portfolio Company Name [Text Block]	Vanguard® VIF Total Stock Market Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	12.98%
Average Annual Total Returns, 10 Years [Percent]	14.10%
EliteDesigns II Variable Annuity | Victory Pioneer Bond VCT - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Term Bond
Portfolio Company Name [Text Block]	Victory Pioneer Bond VCT – Class II
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	8.88%
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	2.59%
EliteDesigns II Variable Annuity | Victory Pioneer Equity Income VCT - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Name [Text Block]	Victory Pioneer Equity Income VCT - Class II
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.14%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	9.11%
EliteDesigns II Variable Annuity | Victory Pioneer High Yield VCT - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Victory Pioneer High Yield VCT - Class II
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	7.92%
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	5.16%
EliteDesigns II Variable Annuity | Victory Pioneer Strategic Income VCT - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Portfolio Company Name [Text Block]	Victory Pioneer Strategic Income VCT - Class II
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.96%
Average Annual Total Returns, 1 Year [Percent]	10.85%
Average Annual Total Returns, 5 Years [Percent]	1.99%
Average Annual Total Returns, 10 Years [Percent]	3.64%
EliteDesigns II Variable Annuity | Virtus Duff Phelps Real Estate Securities Series - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	Virtus Duff & Phelps Real Estate Securities Series – Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	0.72%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	5.95%
EliteDesigns II Variable Annuity | Virtus KAR Small-Cap Growth Series - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Small Cap Growth
Portfolio Company Name [Text Block]	Virtus KAR Small-Cap Growth Series – Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Kayne Anderson Rudnick Investment Management LLC
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	(22.62%)
Average Annual Total Returns, 5 Years [Percent]	(5.76%)
Average Annual Total Returns, 10 Years [Percent]	11.33%
EliteDesigns II Variable Annuity | Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Portfolio Company Name [Text Block]	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Newfleet Asset Management
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	7.58%
Average Annual Total Returns, 5 Years [Percent]	2.52%
Average Annual Total Returns, 10 Years [Percent]	4.23%
EliteDesigns II Variable Annuity | Virtus SGA International Growth Series - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Name [Text Block]	Virtus SGA International Growth Series – Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Sustainable Growth Advisers, LP
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	9.26%
Average Annual Total Returns, 5 Years [Percent]	1.42%
Average Annual Total Returns, 10 Years [Percent]	4.10%
EliteDesigns II Variable Annuity | Virtus Tactical Allocation Series - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced/Asset Allocation
Portfolio Company Name [Text Block]	Virtus Tactical Allocation Series – Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Kayne Anderson Rudnick Investment Management, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	6.79%
Average Annual Total Returns, 5 Years [Percent]	2.09%
Average Annual Total Returns, 10 Years [Percent]	7.77%
EliteDesigns II Variable Annuity | Voya MidCap Opportunities Portfolio - Class S2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Growth
Portfolio Company Name [Text Block]	Voya MidCap Opportunities Portfolio – Class S2
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.47%
Average Annual Total Returns, 1 Year [Percent]	3.49%
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	10.53%
EliteDesigns II Variable Annuity | VY® CBRE Global Real Estate Portfolio - Class S2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	VY® CBRE Global Real Estate Portfolio – Class S2
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets, LLC
Current Expenses [Percent]	1.52%
Average Annual Total Returns, 1 Year [Percent]	6.35%
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	3.57%
EliteDesigns II Variable Annuity | VY Columbia Real Estate Portfolio - Class S2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty-Sector
Portfolio Company Name [Text Block]	VY® Columbia Real Estate Portfolio – Class S2
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(0.10%)
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	4.64%
EliteDesigns II Variable Annuity | Western Asset Variable Global High Yield Bond - Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Western Asset Variable Global High Yield Bond – Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC; Western Asset Management Company Limited (London); Western Asset Management Company Pte. Ltd. (Singapore)
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	9.95%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	5.09%
EliteDesigns II Variable Annuity | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●The death benefit will be reduced by any uncollected premium tax.
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it. If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner, and instructions regarding payment. If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable as of the date the Company receives due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any applicable death benefit will terminate at the Annuity Start Date without value. See “Annuity Options.” The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company. If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax. The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. Under a Qualified Contract, most non-spouse Designated Beneficiaries will be required to receive all proceeds within ten years. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means to our Administrative Office.
Calculation Method of Benefit [Text Block]	Example of the Impact of Advisory Fee Withdrawals on Contract Value and the Standard Death Benefit over Time. Assume: (i)The initial Purchase Payment is $100,000 and no additional Purchase Payments are added to the Contract. (ii)The Contract Value grows at an annual rate of 3%. (iii)An advisory fee withdrawal of $1,000 is taken each Contract Year at the end of the Contract Year.
Beginning of Contract Year	Contract Value Prior to Advisory Fee Withdrawal	Advisory Fee Withdrawal	Contract Value After Advisory Fee Withdrawal	Death Benefit After Advisory Fee Withdrawal
1	$100,000.00	$1,000.00	$102,000.00	$102,000.00
2	$102,000.00	$1,000.00	$104,060.00	$104,060.00
3	$104,060.00	$1,000.00	$106,181.80	$106,181.80
4	$106,181.80	$1,000.00	$108,367.25	$108,367.25
5	$108,367.25	$1,000.00	$110,618.27	$110,618.27
6	$110,618.27	$1,000.00	$112,936.82	$112,936.82
7	$112,936.82	$1,000.00	$115,324.92	$115,324.92
8	$115,324.92	$1,000.00	$117,784.67	$117,784.67
9	$117,784.67	$1,000.00	$120,318.21	$120,318.21
10	$120,318.21	$1,000.00	$122,927.76	$122,927.76
11	$122,927.76	$1,000.00	$125,615.59	$125,615.59
12	$125,615.59	$1,000.00	$128,384.06	$128,384.06
13	$128,384.06	$1,000.00	$131,235.58	$131,235.58
Beginning of Contract Year	Contract Value Prior to Advisory Fee Withdrawal	Advisory Fee Withdrawal	Contract Value After Advisory Fee Withdrawal	Death Benefit After Advisory Fee Withdrawal
14	$131,235.58	$1,000.00	$134,172.65	$134,172.65
15	$134,172.65	$1,000.00	$137,197.83	$137,197.83
16	$137,197.83	$1,000.00	$140,313.76	$140,313.76
17	$140,313.76	$1,000.00	$143,523.18	$143,523.18
18	$143,523.18	$1,000.00	$146,828.87	$146,828.87
19	$146,828.87	$1,000.00	$150,233.74	$150,233.74
20	$150,233.74	$1,000.00	$153,740.75	$153,740.75
21	$153,740.75	$1,000.00	$157,352.97	$157,352.97
As the table above demonstrates, withdrawals to pay advisory fees taken over time will decrease the Contract Value. If the death benefit is equal to the Contract Value, such death benefit will also decrease as a result of withdrawals to pay advisory fees.
EliteDesigns II Variable Annuity | Dollar Cost Averaging Option
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging Option
Purpose of Benefit [Text Block]	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●The minimum amount that may be transferred to any one Subaccount is $25.00.●The Company may discontinue, modify, or suspend Dollar Cost Averaging at any time.●Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted.●After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.
Name of Benefit [Text Block]	Dollar Cost Averaging Option
Operation of Benefit [Text Block]	Dollar Cost Averaging Option — For no additional charge, prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses. A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year. After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, as of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.” You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received by the Company. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.
EliteDesigns II Variable Annuity | Asset Reallocation Option
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Asset Reallocation Option
Purpose of Benefit [Text Block]	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Name of Benefit [Text Block]	Asset Reallocation Option
Operation of Benefit [Text Block]	Asset Reallocation Option — For no additional charge, prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses. To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount. Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, as of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.” You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee, for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option.
EliteDesigns II Variable Annuity | Automatic Investment Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Investment Program
Purpose of Benefit [Text Block]	A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is reduced to $50.
Name of Benefit [Text Block]	Automatic Investment Program
EliteDesigns II Variable Annuity | Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to set up periodic automatic payments of a certain percentage or dollar amount of your Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Each payment must be at least $100 (unless we consent otherwise).●Withdrawals may be subject to income tax and penalties.●If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
Name of Benefit [Text Block]	Systematic Withdrawals
Operation of Benefit [Text Block]	Systematic Withdrawals — For no additional charge, the Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable. Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.” If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options. In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero. The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts. The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”
EliteDesigns II Variable Annuity | Return of Premium Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Premium Death Benefit
Purpose of Benefit [Text Block]	Provides an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%
Brief Restrictions / Limitations [Text Block]	●The rider is only available at issue. You cannot change or cancel the rider after it has been issued.●We will reduce the death benefit offered under this rider by any uncollected premium tax.●If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.●The Owner and any Joint Owner must be 80 or younger on the Contract Date.●Certain withdrawals could significantly reduce or even terminate the benefit, including systematic withdrawals and withdrawals used to pay investment adviser fees.●The Company will continue to deduct the rider charge after the Annuity Start Date if you elect Annuity Option 5 or 6.●Withdrawals (including withdrawals to pay advisory fees) reduce the benefit proportionately. This means withdrawals could significantly reduce the benefit by substantially more than the actual amount of the withdrawal, or even terminate the benefit.
Name of Benefit [Text Block]	Return of Premium Death Benefit
Operation of Benefit [Text Block]	Return of Premium Death Benefit — For an additional charge, as reflected in the Fee Table, under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.” The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Calculation Method of Benefit [Text Block]	How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of: 1.Contract Value; or 2.The sum of all Purchase Payments (not including any Credit Enhancements) less an adjustment for any withdrawals and withdrawal charges (including systematic withdrawals and withdrawals to pay investment advisory fees). In the event of a withdrawal (including a systematic withdrawal or a withdrawal to pay investment advisory fees), we reduce your Return of Premium Death Benefit as last adjusted for any prior withdrawal in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be reduced by an amount that is greater than the dollar amount of your withdrawal. ●For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal (including a withdrawal to pay advisory fees), then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000). After the withdrawal, your death benefit is $83,333. Note that your death benefit decreased by more than the dollar amount of your withdrawal. See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due. Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax, and, if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death (however, if the death benefit is 1 above, we will not reduce the death benefit by any Credit Enhancements). Note: If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax. Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 80 or younger on the Contract Date. See the discussion under “Death Benefit.”
EliteDesigns II Variable Annuity | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract, including loss of principal.
EliteDesigns II Variable Annuity | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No.●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.●Withdrawals may reduce or terminate Contract guarantees and may result in taxes and tax penalties.●The benefits of tax deferral and long-term income mean the Contract is more beneficial to investors with a long-time horizon.
EliteDesigns II Variable Annuity | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	●An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the Investment Options that are available under the Contract.●Each investment option has its own unique risks.●You should review the Investment Options before making an investment decision.
EliteDesigns II Variable Annuity | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, Security Benefit Life Insurance Company. Any obligations, guarantees or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.securitybenefit.com.
EliteDesigns II Variable Annuity | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk — From time to time, we make changes to the Contract. We may limit the number of transfers to 14 in a Contract Year. We may restrict your ability to make subsequent Purchase Payments. We may limit the number of loans you may have outstanding at any time. We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract in accordance with applicable law. We may change the investment restrictions under certain optional benefits, and we may stop offering for purchase any currently available optional benefit at any time.
EliteDesigns II Variable Annuity | Risk of Investment Loss
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Investment Loss — The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
EliteDesigns II Variable Annuity | Short-Term Investment Risk Withdrawal Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment Risk/Withdrawal Risk — This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A tax may be assessed on withdrawals and surrenders, and it could be substantial. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal could reduce the value of the optional benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral mean that this Contract is more beneficial to investors with a long time horizon.
EliteDesigns II Variable Annuity | Subaccount Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Subaccount Risk — Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.
EliteDesigns II Variable Annuity | Managed Volatility Fund Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Managed Volatility Fund Risk — Certain Underlying Funds utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the Contract’s guaranteed rider benefits, like living and death benefits, because they reduce the incidence of extreme outcomes, including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your Contract Value and guaranteed rider benefits and may therefore conflict with your personal investment objectives. In addition, the cost of these hedging strategies may negatively impact performance.
EliteDesigns II Variable Annuity | Purchase Payment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Purchase Payment Risk — Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.
EliteDesigns II Variable Annuity | Financial Strength and Claims-Paying Ability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk — All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
EliteDesigns II Variable Annuity | Business Disruption and Cybersecurity Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business Disruption and Cybersecurity Risk — Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts. For more information about these risks, see “More About the Contract – Business Disruption and Cybersecurity Risks.”
EliteDesigns II Variable Annuity | Tax Consequences Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences Risk — Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
EliteDesigns II Variable Annuity | Advisory Fee Deduction Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Advisory Fee Deduction Risk — If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit and guaranteed rider benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.